UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

March 31, 2007

unaudited

Common stocks — 85.53%	Shares	Market value (000)

HEALTH CARE EQUIPMENT & SERVICES — 8.08%
Medtronic, Inc.	55,000	$2,698
Smith & Nephew PLC	197,700	2,515
C. R. Bard, Inc.	30,000	2,385
Zimmer Holdings, Inc.[1]	27,000	2,306
Medco Health Solutions, Inc.[1]	25,000	1,813
Kyphon Inc.[1]	30,000	1,354
St. Jude Medical, Inc.[1]	26,500	997
Express Scripts, Inc.[1]	10,000	807
Advanced Medical Optics, Inc.[1]	20,500	763
Apria Healthcare Group Inc.[1]	12,700	410
		16,048

BANKS — 7.74%
Erste Bank der oesterreichischen Sparkassen AG	50,000	3,898
UniCredito Italiano SpA (Germany)	200,000	1,894
UniCredito Italiano SpA (Italy)	10,000	95
Raiffeisen International Bank Holding AG	13,000	1,832
Grupo Financiero Banorte, SAB de CV, Series O	280,000	1,326
Banco Bradesco SA, preferred nominative	61,336	1,253
BNP Paribas	11,110	1,162
Banco Bilbao Vizcaya Argentaria, SA	45,600	1,121
Banco Santander Central Hispano, SA	29,558	528
Siam City Bank PCL	1,045,000	525
SinoPac Financial Holdings Co. Ltd.	1,067,000	490
Mizuho Financial Group, Inc.	75	484
DEPFA BANK PLC	27,000	483
Malayan Banking Bhd.	76,500	283
		15,374

TELECOMMUNICATION SERVICES — 6.95%
Millicom International Cellular SA1	40,000	3,134
MTN Group Ltd.	215,100	2,916
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	1,574,000	1,700
América Móvil, SAB de CV, Series L (ADR)	33,000	1,577
Koninklijke KPN NV	80,000	1,248
OJSC Mobile TeleSystems (ADR)	20,000	1,119
Philippine Long Distance Telephone Co. (ADR)	9,100	481
Philippine Long Distance Telephone Co.	9,100	478
Vodafone Group PLC	259,875	693
LG Telecom Ltd.[1]	38,855	442
		13,788

MEDIA — 6.73%
Time Warner Inc.	172,000	3,392
Comcast Corp., Class A1	67,500	1,752
Vivendi SA	36,000	1,464
Discovery Holding Co., Class A1	75,000	1,435
Grupo Televisa, SA, ordinary participation certificates (ADR)	44,000	1,311
Walt Disney Co.	38,000	1,308
XM Satellite Radio Holdings Inc., Class A1	93,000	1,202
E. W. Scripps Co., Class A	24,700	1,104
Next Media Ltd.	1,157,000	398
		13,366

ENERGY — 6.41%
Schlumberger Ltd.	75,000	5,182
FMC Technologies, Inc.[1]	50,000	3,488
Smith International, Inc.	50,000	2,403
Baker Hughes Inc.	25,000	1,653
		12,726

SOFTWARE & SERVICES — 5.98%
Google Inc., Class A1	7,300	3,344
Microsoft Corp.	83,300	2,322
Oracle Corp.[1]	74,000	1,342
NAVTEQ Corp.[1]	37,500	1,294
Affiliated Computer Services, Inc., Class A1	21,400	1,260
eBay Inc.[1]	36,000	1,193
Yahoo! Inc.[1]	36,000	1,126
		11,881

RETAILING — 5.64%
Lowe’s Companies, Inc.	101,000	3,181
Target Corp.	40,000	2,370
Liberty Media Holding Corp., Liberty Interactive, Series A1	75,000	1,787
Stockmann Oyj, Class B	40,000	1,751
Tractor Supply Co.[1]	30,000	1,545
Takashimaya Co., Ltd.	46,000	567
		11,201

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.27%
Roche Holding AG	15,000	2,660
Novo Nordisk A/S, Class B	23,000	2,102
Millennium Pharmaceuticals, Inc.[1]	120,000	1,363
Forest Laboratories, Inc.[1]	24,000	1,235
UCB SA	19,654	1,145
Richter Gedeon NYRT	5,500	993
Bristol-Myers Squibb Co.	35,000	972
		10,470

TECHNOLOGY HARDWARE & EQUIPMENT — 4.29%
Cisco Systems, Inc.[1]	120,000	3,063
Nokia Corp.	65,000	1,498
Advantech Co., Ltd.	390,655	1,252
Seagate Technology	49,000	1,142
Nidec Corp.	11,000	711
Acer Inc.	257,040	493
Wintek Corp.	421,368	358
		8,517

UTILITIES — 4.18%
Veolia Environnement	54,700	4,072
Xinao Gas Holdings Ltd.	2,610,000	2,773
Hong Kong and China Gas Co. Ltd.	650,000	1,452
		8,297

TRANSPORTATION — 4.10%
Ryanair Holdings PLC (ADR)[1]	71,400	3,198
Nippon Express Co., Ltd.	339,000	2,130
Cintra, Concesiones de Infraestructuras de Transporte, SA	73,500	1,378
Singapore Post Private Ltd.	933,000	683
Qantas Airways Ltd.	147,399	627
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	2,700	116
		8,132

INSURANCE — 3.84%
American International Group, Inc.	57,000	3,831
Sampo Oyj, Class A	125,000	3,798
		7,629

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.83%
MEMC Electronic Materials, Inc.[1]	55,000	3,332
Texas Instruments Inc.	45,000	1,355
Intel Corp.	65,000	1,243
Siliconware Precision Industries Co., Ltd.	591,933	1,109
Maxim Integrated Products, Inc.	14,400	423
Sunplus Technology Co. Ltd.	56,774	131
		7,593

FOOD & STAPLES RETAILING — 2.32%
Walgreen Co.	50,000	2,295
Koninklijke Ahold NV1	81,000	948
Costco Wholesale Corp.	16,000	861
Wal-Mart de México, SAB de CV, Series V	118,600	506
		4,610

CONSUMER SERVICES — 1.87%
Shangri-La Asia Ltd.	750,000	1,856
OSI Restaurant Partners, Inc.	29,000	1,146
Greek Organization of Football Prognostics SA	18,490	710
		3,712

MATERIALS — 1.39%
Bayer AG	43,000	2,751

CONSUMER DURABLES & APPAREL — 0.96%
Burberry Group PLC	84,000	1,080
GEOX SpA	47,550	830
		1,910

DIVERSIFIED FINANCIALS — 0.48%
Citigroup Inc.	18,500	950

COMMERCIAL SERVICES & SUPPLIES — 0.40%
Rentokil Initial PLC	250,000	802

REAL ESTATE — 0.16%
AEON Mall Co., Ltd.	11,000	324

MISCELLANEOUS — 4.91%
Other common stocks in initial period of acquisition		9,749

Total common stocks (cost: $135,338,000)		169,830

	Principal amount	Market value
Short-term securities — 13.31%	(000)	(000)

Emerson Electric Co. 5.23% due 4/4/2007[2]	$3,400	$3,398
AT&T Inc. 5.26% due 4/10/2007[2]	3,000	2,996
Freddie Mac 5.155% due 4/30/2007	2,300	2,290
Procter & Gamble International Funding S.C.A. 5.22% due 4/12/2007[2]	2,100	2,097
Hershey Co. 5.19% due 4/3/2007[2]	2,000	1,999
Park Avenue Receivables Co., LLC 5.26% due 4/4/2007[2]	2,000	1,999
Ranger Funding Co. LLC 5.26% due 4/5/2007[2]	2,000	1,999
Caterpillar Financial Services Corp. 5.23% due 5/21/2007	2,000	1,985
Estée Lauder Companies Inc. 5.23% due 4/17/2007[2]	1,800	1,796
Variable Funding Capital Corp. 5.245% due 5/9/2007[2]	1,500	1,491
Three Pillars Funding, LLC 5.42% due 4/2/2007[2]	1,300	1,299
CAFCO, LLC 5.25% due 4/9/2007[2]	1,200	1,198
Federal Home Loan Bank 5.143% due 4/18/2007	1,200	1,197
Colgate-Palmolive Co. 5.22% due 4/26/2007[2]	700	697

Total short-term securities (cost: $26,440,000)		26,441

Total investment securities (cost: $161,778,000)		196,271
Other assets less liabilities		2,297

Net assets		$198,568

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $20,969,000, which represented 10.56% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$36,458
Gross unrealized depreciation on investment securities	(2,146)
Net unrealized appreciation on investment securities	34,312
Cost of investment securities for federal income tax purposes	161,959

Global Growth Fund
Investment portfolio

March 31, 2007
unaudited

Common stocks — 88.46%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 14.25%
International Business Machines Corp.	600,000	$56,556
Microsoft Corp.	2,012,000	56,074
Nokia Corp.	1,682,000	38,756
Nokia Corp. (ADR)	300,000	6,876
Yahoo! Inc.[1]	1,175,000	36,766
Samsung Electronics Co., Ltd.	53,440	31,990
Motorola, Inc.	1,675,000	29,597
Cisco Systems, Inc.[1]	1,146,500	29,270
Dell Inc.[1]	1,200,000	27,852
MoneyGram International, Inc.	975,000	27,066
Taiwan Semiconductor Manufacturing Co. Ltd.	8,973,127	18,415
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	709,919	7,632
Advanced Micro Devices, Inc.[1]	1,900,000	24,814
STMicroelectronics NV	1,250,000	24,088
ASML Holding NV (New York registered)[1]	771,800	19,102
ASML Holding NV1	125,000	3,091
Hon Hai Precision Industry Co., Ltd.	3,218,910	21,599
Citizen Watch Co., Ltd.	2,275,000	21,390
Chartered Semiconductor Manufacturing Ltd[1]	20,891,000	19,974
Oracle Corp.[1]	1,100,000	19,943
Rohm Co., Ltd.	188,300	17,112
Murata Manufacturing Co., Ltd.	175,000	12,794
Venture Corp. Ltd.	1,300,000	12,515
Google Inc., Class A1	25,000	11,454
Xilinx, Inc.	440,000	11,321
Altera Corp.[1]	550,000	10,994
Elpida Memory, Inc.[1]	210,000	8,159
Texas Instruments Inc.	250,000	7,525
Applied Materials, Inc.	374,000	6,852
Tokyo Electron Ltd.	96,100	6,732
Chi Mei Optoelectronics Corp.	6,125,791	6,388
Mediatek Incorporation	537,919	6,178
livedoor Co., Ltd.[1,2]	6,400,000	4,353
Powerchip Semiconductor Corp.	5,041,519	3,017
KLA-Tencor Corp.	37,921	2,022
		648,267

FINANCIALS — 12.92%
Macquarie Bank Ltd.	856,791	57,443
Société Générale	310,700	53,753
Mizuho Financial Group, Inc.	8,250	53,233
Allianz SE	192,000	39,467
Kookmin Bank	366,310	32,872
Commerzbank U.S. Finance, Inc.	677,500	30,007
Erste Bank der oesterreichischen Sparkassen AG	352,480	27,481
Banco Santander Central Hispano, SA	1,461,914	26,119
Sun Hung Kai Properties Ltd.	2,000,000	23,141
Türkiye Is Bankasi AS, Class C	4,555,000	21,956
HSBC Holdings PLC (United Kingdom)	1,100,917	19,280
Marsh & McLennan Companies, Inc.	600,000	17,574
Mitsui Trust Holdings, Inc.	1,730,000	17,090
AFLAC Inc.	336,000	15,812
Hana Financial Holdings	296,200	15,338
ING Groep NV	347,422	14,705
Citigroup Inc.	250,000	12,835
AEON Credit Service (Asia) Co. Ltd.	760,000	12,831
Sompo Japan Insurance Inc.	1,000,000	12,488
Shanghai Forte Land Co., Ltd., Class H	28,988,000	12,132
Lloyds TSB Group PLC	1,000,000	11,025
UniCredito Italiano SpA	1,125,000	10,719
AXA SA	238,000	10,102
St. George Bank Ltd.	355,000	10,075
Hypo Real Estate Holding AG	120,000	7,661
Westfield Group	412,507	6,875
Westfield Group[1,2]	9,408	155
Bank of Nova Scotia	140,000	6,460
Mitsubishi UFJ Financial Group, Inc.	422	4,771
Mitsui Sumitomo Insurance Co., Ltd.	350,000	4,401
		587,801

CONSUMER DISCRETIONARY — 10.40%
Virgin Media Inc.[1]	1,344,000	33,936
Carnival Corp., units	575,000	26,944
Kohl’s Corp.[1]	350,000	26,813
Lowe’s Companies, Inc.	815,000	25,664
Esprit Holdings Ltd.	2,100,500	24,640
GOME Electrical Appliances Holding Ltd.	21,686,000	24,120
Target Corp.	370,000	21,926
Burberry Group PLC	1,700,000	21,856
H & M Hennes & Mauritz AB, Class B	376,000	21,672
Discovery Holding Co., Class A1	1,080,500	20,670
Aisin Seiki Co., Ltd.	475,000	16,677
Kesa Electricals PLC	2,473,400	16,508
Toyota Motor Corp.	242,500	15,565
Viacom Inc., Class B1	352,000	14,471
Grupo Televisa, SA, ordinary participation certificates (ADR)	460,000	13,708
News Corp., Class A	583,407	13,488
Hyundai Mobis	156,496	13,445
Jackson Hewitt Tax Service Inc.	400,000	12,872
Kingfisher PLC	2,349,422	12,871
Galaxy Entertainment Group Ltd.[1]	13,000,000	12,728
Yamaha Corp.	535,000	11,962
DSG International PLC	3,466,929	11,604
Harman International Industries, Inc.	105,000	10,088
Limited Brands, Inc.	370,000	9,642
Honda Motor Co., Ltd.	268,800	9,392
Mediaset SpA	800,000	8,714
Suzuki Motor Corp.	313,000	8,142
Cie. Financière Richemont AG, Class A, units	115,000	6,445
Swatch Group Ltd, non-registered shares	11,936	3,163
Swatch Group Ltd	35,521	1,903
SET India Ltd.[1,2,3]	16,148	1,532
		473,161

HEALTH CARE — 9.97%
Novo Nordisk A/S, Class B	727,600	66,498
Smith & Nephew PLC	4,019,300	51,119
WellPoint, Inc.[1]	486,000	39,415
Bausch & Lomb Inc.	695,000	35,556
Roche Holding AG	193,500	34,314
UCB SA	490,020	28,552
CIGNA Corp.	185,000	26,392
Rhön-Klinikum AG	427,824	25,523
Pfizer Inc	1,000,000	25,260
AstraZeneca PLC (Sweden)	268,005	14,429
AstraZeneca PLC (United Kingdom)	143,960	7,749
AstraZeneca PLC (ADR)	3,000	161
Shionogi & Co., Ltd.	1,163,000	20,960
Aetna Inc.	400,000	17,516
Shire PLC (ADR)	250,000	15,475
Mentor Corp.	300,000	13,800
Stryker Corp.	200,000	13,264
Chugai Pharmaceutical Co., Ltd.	263,100	6,665
Merck & Co., Inc.	150,000	6,625
Intuitive Surgical, Inc.[1]	35,700	4,340
		453,613

INDUSTRIALS — 7.87%
General Electric Co.	1,675,455	59,244
Deutsche Post AG	1,780,000	53,939
Tyco International Ltd.	1,465,000	46,221
Macquarie Infrastructure Group	10,430,531	32,451
Illinois Tool Works Inc.	465,000	23,994
Randstad Holding NV	297,000	23,060
Michael Page International PLC	1,995,000	21,033
Ryanair Holdings PLC (ADR)[1]	390,000	17,468
Siemens AG	163,000	17,443
Bidvest Group Ltd.	754,500	14,329
3M Co.	170,000	12,993
Suzlon Energy Ltd.	533,800	12,404
Asahi Glass Co., Ltd.	826,000	11,650
Cie. de Saint-Gobain	69,000	6,752
United Parcel Service, Inc., Class B	75,000	5,258
		358,239

TELECOMMUNICATION SERVICES — 7.49%
Koninklijke KPN NV	4,875,830	76,028
Softbank Corp.	2,520,700	64,930
Telekom Austria AG	1,716,400	42,946
Sprint Nextel Corp., Series 1	1,901,750	36,057
Telefónica, SA	1,613,199	35,596
América Móvil, SAB de CV, Series L (ADR)	585,000	27,957
Vodafone Group PLC (ADR)	437,500	11,751
Vodafone Group PLC	3,981,250	10,621
Qwest Communications International Inc.[1]	2,000,000	17,980
AT&T Inc.	300,000	11,829
France Télécom SA	185,000	4,891
		340,586

CONSUMER STAPLES — 7.08%
Seven & I Holdings Co., Ltd.	1,524,000	46,512
Koninklijke Ahold NV1	3,577,000	41,856
Nestlé SA	62,900	24,552
Avon Products, Inc.	645,800	24,063
METRO AG	310,000	21,976
PepsiCo, Inc.	277,000	17,606
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	13,520
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	2,295
Coca-Cola Co.	300,000	14,400
Procter & Gamble Co.	215,000	13,579
Woolworths Ltd.	608,483	13,404
Tesco PLC	1,430,000	12,507
Groupe Danone	72,500	11,858
Altria Group, Inc.	125,000	10,976
SABMiller PLC	500,000	10,976
IOI Corp. Bhd.	1,680,000	10,743
Unilever NV	300,000	8,746
Wal-Mart de México, SAB de CV, Series V (ADR)	200,000	8,450
Wal-Mart Stores, Inc.	150,000	7,043
Kimberly-Clark de México, SAB de CV, Class A	1,540,000	6,943
		322,005

ENERGY — 6.37%
Reliance Industries Ltd.	1,900,298	60,417
Technip SA	430,000	31,581
Schlumberger Ltd.	430,000	29,713
Norsk Hydro ASA	875,000	29,082
Royal Dutch Shell PLC, Class B	574,666	19,132
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,302
Canadian Natural Resources, Ltd.	466,700	25,811
Halliburton Co.	575,000	18,251
SK Corp.	155,000	15,228
Oil & Natural Gas Corp. Ltd.	577,500	11,802
Peabody Energy Corp.	250,000	10,060
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	100,000	9,951
ENI SpA	300,000	9,773
Imperial Oil Ltd.	257,928	9,577
		289,680

MATERIALS — 5.57%
K+S AG	367,000	40,412
PPG Industries, Inc.	490,000	34,452
UPM-Kymmene Corp.	1,090,000	27,798
Akzo Nobel NV	258,000	19,615
Nitto Denko Corp.	396,400	18,635
Potash Corp. of Saskatchewan Inc.	110,000	17,592
Ivanhoe Mines Ltd.[1]	1,500,000	17,567
Bayer AG	250,000	15,994
Barrick Gold Corp.	557,174	15,922
Weyerhaeuser Co.	200,000	14,948
Gold Fields Ltd.	763,100	14,126
Holcim Ltd.	100,000	10,038
Alcoa Inc.	183,100	6,207
		253,306

UTILITIES — 3.82%
NTPC Ltd.	19,200,649	66,935
Veolia Environnement	405,900	30,213
Suez SA	550,000	29,038
E.ON AG	142,800	19,437
CLP Holdings Ltd.	2,430,000	17,743
RWE AG	100,000	10,590
		173,956

MISCELLANEOUS — 2.72%
Other common stocks in initial period of acquisition		123,975

Total common stocks (cost: $3,090,703,000)		4,024,589

Short-term securities — 10.44%	Principal amount (000)

Electricité de France 5.22%-5.24% due 4/12-5/14/2007	$55,300	55,056
Liberty Street Funding Corp. 5.25%-5.265% due 4/3-4/4/2007[3]	39,600	39,579
Daimler Chrysler Revolving Auto Conduit LLC 5.24%-5.25% due 4/3-5/7/2007	36,100	35,978
Thunder Bay Funding LLC 5.24% due 4/16/2007[3]	25,000	24,943
Old Line Funding LLC 5.25% due 4/5/2007[3]	10,000	9,993
Federal Home Loan Bank 5.15%-5.16% due 5/4-5/16/2007	34,514	34,343
BASF AG 5.24% due 4/10-4/16/2007[3]	34,000	33,931
Canadian Imperial Holdings Inc. 5.23% due 5/15/2007	30,000	29,805
Mont Blanc Capital Corp. 5.225% due 6/21/2007[3]	14,800	14,628
ING (US) Funding LLC 5.25% due 4/2/2007	10,300	10,297
Variable Funding Capital Corp. 5.245% due 5/8/2007[3]	22,600	22,475
Ciesco LLC 5.24% due 5/29/2007[3]	22,300	22,105
Amsterdam Funding Corp. 5.24%-5.26% due 4/5-4/26/2007[3]	21,400	21,346
Swedbank Mortgage AB 5.23% due 4/11/2007	21,000	20,967
American Honda Finance Corp. 5.23% due 4/23-4/27/2007	18,400	18,332
Bank of Ireland 5.24% due 5/1/2007[3]	18,100	18,019
Sheffield Receivables Corp. 5.26% due 5/25/2007[3]	15,300	15,177
Alcon Capital Corp. 5.215% due 5/24/2007[3]	15,000	14,883
Allied Irish Banks N.A. Inc. 5.245% due 4/10/2007[3]	14,780	14,758
Barton Capital LLC 5.25% due 4/5/2007[3]	6,000	5,996
International Lease Finance Corp. 5.19% due 5/18/2007	5,200	5,165
Svenska Handelsbanken Inc. 5.235% due 5/2/2007	4,400	4,380
KfW International Finance Inc. 5.23% due 4/23/2007[3]	2,720	2,711

Total short-term securities (cost: $474,854,000)		474,867

Total investment securities (cost: $3,565,557,000)		4,499,456
Other assets less liabilities		49,921

Net assets		$4,549,377
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,041,000.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $262,076,000, which represented 5.76% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$989,412
Gross unrealized depreciation on investment securities	(57,635)
Net unrealized appreciation on investment securities	931,777
Cost of investment securities for federal income tax purposes	3,567,679

Global Small Capitalization Fund
Investment portfolio

March 31, 2007
unaudited

Common stocks — 96.28%	Shares	Market value (000)

CONSUMER DISCRETIONARY — 20.02%
Jumbo SA	2,261,686	$70,109
Rambler Media Ltd.[1]	718,400	33,765
Schibsted ASA	741,000	32,756
Fourlis	1,185,000	27,732
Integrated Distribution Services Group Ltd.	10,732,000	26,070
CKE Restaurants, Inc.	1,350,000	25,461
Lions Gate Entertainment Corp.[1]	2,140,706	24,447
Saks Inc.[1]	1,169,400	24,370
Life Time Fitness, Inc.[1]	465,000	23,906
Banyan Tree Holdings Ltd.[1]	15,993,000	23,094
Pantaloon Retail (India) Ltd.	2,520,750	22,970
Bob Evans Farms, Inc.	600,000	22,170
Citi Trends, Inc.[1]	475,000	20,302
Ruby Tuesday, Inc.	670,000	19,162
Hürriyet Gazetecilik ve Matbaacilik AS	5,578,972	16,536
CarMax, Inc.[1]	620,000	15,215
OSIM International Ltd.	23,886,000	14,805
Williams-Sonoma, Inc.	400,000	14,184
Central European Media Enterprises Ltd., Class A1	153,500	13,585
Blue Nile, Inc.[1]	300,000	12,198
GEOX SpA	695,750	12,151
Pinnacle Entertainment, Inc.[1]	400,000	11,628
CTC Media, Inc.[1]	425,000	10,914
Cheil Industries Inc.	240,000	9,633
Cheil Communications Inc.	37,100	9,270
Restaurant Group PLC	1,288,888	9,262
AB Lindex	720,000	8,620
Select Comfort Corp.[1]	480,000	8,544
Rightmove PLC	803,450	7,909
Cyrela Brazil Realty SA, ordinary nominative	820,000	7,626
Orient-Express Hotels Ltd., Class A	127,000	7,597
Tractor Supply Co.[1]	143,700	7,401
Kuoni Reisen Holding AG, Class B1	12,250	7,366
Galaxy Entertainment Group Ltd.[1]	7,370,000	7,216
Gafisa SA, ordinary nominative	500,000	6,323
YBM Sisa.com Inc.	300,000	6,236
Fossil, Inc.[1]	230,000	6,088
Denny’s Corp.[1]	1,200,000	5,880
Austar United Communications Ltd.[1]	4,539,430	5,737
Children’s Place Retail Stores, Inc.[1]	100,000	5,576
Applebee’s International, Inc.	200,000	4,956
Lifestyle International Holdings Ltd.	1,600,000	4,812
Alma Media Corp.	363,274	4,494
Bright Horizons Family Solutions, Inc.[1]	118,000	4,455
Restoration Hardware, Inc.[1]	650,000	4,264
Nien Made Enterprise Co., Ltd.	3,363,300	3,141
Largan Precision Co., Ltd.	207,000	3,013
LKQ Corp.[1]	120,000	2,623
Bloomsbury Publishing PLC	625,000	2,436
Next Media Ltd.	6,324,000	2,177
Ekornes ASA	82,800	1,987
Sanctuary Group PLC[1]	5,758,856	1,446
Progressive Gaming International Corp.[1]	300,000	1,350
Golden Land Property Development PCL, nonvoting depositary receipt[1]	5,265,943	1,241
Cheng Shin Rubber (Xiamen) Ind., Ltd.	986,063	921
Gaming VC Holdings SA	200,000	537
		687,667

INDUSTRIALS — 14.30%
Hyundai Mipo Dockyard Co., Ltd.	281,450	51,921
Samsung Engineering Co., Ltd.	597,550	37,232
GS Engineering & Construction Corp.	350,000	31,334
International Container Terminal Services, Inc.	47,285,000	27,062
Michaniki SA	3,346,000	25,953
Kumho Industrial Co., Ltd.	1,000,000	23,870
Corrections Corporation of America[1]	450,000	23,764
UAP Holding Corp.	760,000	19,646
Koninklijke BAM Groep NV	818,644	19,388
ALL — América Latina Logística, units	1,500,000	18,225
JetBlue Airways Corp.[1]	1,375,000	15,826
J&P-AVAX SA	1,406,000	13,350
STX Shipbuilding Co., Ltd.	590,592	13,313
Chart Industries, Inc.[1]	652,900	11,857
Container Corp. of India Ltd.	240,763	10,882
IJM Corp. Bhd.	4,165,000	10,425
MISUMI Group Inc.	537,000	9,632
NEPES Corp.[1]	906,163	8,431
Aboitiz Equity Ventures, Inc.	48,700,000	8,412
Hyunjin Materials Co., Ltd.	325,000	8,121
Obrascon Huarte Lain Brasil SA, ordinary nominative[1]	522,000	7,541
Transmile Group Bhd.	1,915,000	7,259
ELLINIKI TECHNODOMIKI TEB SA	460,000	6,767
Krones AG	31,000	6,094
MSC Industrial Direct Co., Inc., Class A	125,000	5,835
LS Industrial Systems Co., Ltd.	150,000	5,566
Lonrho Africa PLC[1]	10,715,000	5,357
Goodpack Ltd.	4,940,000	4,918
United Stationers Inc.[1]	78,000	4,674
Mine Safety Appliances Co.	110,000	4,627
Rollins, Inc.	200,000	4,602
Latécoère SA	150,801	4,568
Uponor Oyj	120,000	4,246
Herman Miller, Inc.	122,500	4,103
Emeco Holdings Ltd.	2,810,000	4,041
Trakya Cam Sanayii AS	1,314,106	4,008
Ballast Nedam NV	74,687	3,770
Aker American Shipping ASA[1]	188,000	3,163
Permasteelisa SpA	120,000	3,049
Geberit AG	1,650	2,545
Huron Consulting Group Inc.[1]	40,000	2,434
SembCorp Marine Ltd.	833,000	1,933
Northgate PLC	80,000	1,699
		491,443

INFORMATION TECHNOLOGY — 14.20%
Novell, Inc.[1]	9,318,800	67,282
Kingboard Chemical Holdings Ltd.	11,482,000	48,275
CNET Networks, Inc.[1]	3,625,000	31,574
Varian Semiconductor Equipment Associates, Inc.[1]	480,000	25,622
ValueClick, Inc.[1]	750,000	19,597
Mentor Graphics Corp.[1]	1,155,000	18,873
TIBCO Software Inc.[1]	2,015,000	17,168
SFA Engineering Corp.	455,450	16,949
Intersil Corp., Class A	625,000	16,556
Kingboard Laminates Holdings Ltd.[1]	15,393,509	14,835
Red Hat, Inc.[1]	600,000	13,758
Marchex, Inc., Class B	850,000	13,022
Tessera Technologies, Inc.[1]	285,000	11,326
Min Aik Technology Co., Ltd.[2]	5,586,000	11,312
Unimicron Technology Corp.	8,421,280	10,907
NCsoft Corp.[1]	140,500	9,247
LoopNet, Inc.[1]	480,700	8,215
Cogent, Inc.[1]	580,000	7,801
NAVTEQ Corp.[1]	221,900	7,655
Simmtech Co., Ltd.	715,000	7,519
Internet Capital Group, Inc.[1]	700,000	7,490
Unisteel Technology Ltd.	3,815,000	7,396
SEEK Ltd.	1,255,048	7,321
CyberSource Corp.[1]	575,000	7,193
Hana Microelectronics PCL	9,370,000	7,025
SupportSoft, Inc.[1]	1,225,000	6,909
Fairchild Semiconductor International, Inc.[1]	391,000	6,537
Global Imaging Systems, Inc.[1]	310,000	6,045
Wistron Corp.	3,800,000	5,766
Integrated Device Technology, Inc.[1]	349,000	5,382
Spark Networks PLC (GDR)[1]	600,000	3,691
Spark Networks PLC (ADR)[1]	258,580	1,645
Stratasys, Inc.[1]	120,200	5,135
Advantech Co., Ltd.	1,464,787	4,693
PMC-Sierra, Inc.[1]	610,000	4,276
Intermec, Inc.[1]	190,000	4,245
Wintek Corp.	4,576,747	3,894
CallWave, Inc.[1,2]	1,348,700	3,857
King Yuan Electronics Co., Ltd.	3,162,469	2,643
Venture Corp. Ltd.	258,000	2,484
Sanken Electric Co., Ltd.	165,000	1,734
Rotork PLC	102,340	1,708
Ichia Technologies, Inc.[1]	1,309,386	1,512
Tripod Technology Corp.	263,000	1,081
Interflex Co., Ltd.[1]	75,060	454
Avid Technology, Inc.[1]	4,922	172
Infoteria Corp.[1,3,4]	123	63
		487,844

MATERIALS — 13.32%
Sino-Forest Corp.[1]	3,725,100	42,334
Central African Mining & Exploration Co. PLC[1]	34,705,000	42,021
Cleveland-Cliffs Inc	550,000	35,205
Inmet Mining Corp.	500,000	27,544
SSCP Co., Ltd.[1]	865,000	24,787
European Goldfields Ltd.[1]	4,691,100	23,145
Claymont Steel Holdings, Inc.[1,2]	1,140,000	22,720
Sierra Leone Diamond Co. Ltd.[1,2]	5,805,000	14,858
Sierra Leone Diamond Co. Ltd.[1,2,3]	2,480,000	6,347
Yamana Gold Inc.	1,425,000	20,633
Oxus Gold PLC[1,2]	18,084,300	16,556
Jaguar Mining Inc.[1,2,3]	1,905,000	10,197
Jaguar Mining Inc.[1,2]	1,043,000	5,583
Kenmare Resources PLC[1]	15,317,759	14,626
Gammon Lake Resources Inc.[1]	814,900	14,351
European Nickel PLC[1]	13,000,000	14,333
Gem Diamonds Ltd.[1]	690,000	12,905
Banro Corp.[1]	894,000	9,703
Aur Resources Inc.	450,000	9,486
Rusoro Mining Ltd.[1]	1,666,667	4,858
Rusoro Mining Ltd.[1,3]	1,511,765	4,407
Gindalbie Metals Ltd.[1]	19,375,000	9,105
Kemira Oyj	382,337	8,764
Finetec Corp.	380,000	6,606
Mwana Africa PLC[1]	7,000,000	6,477
Mineral Deposits Ltd.[1]	4,731,343	5,750
Anadolu Cam Sanayii AS	1,300,000	5,565
Coalcorp Mining Inc.[1]	9,000,000	4,841
Allied Gold Ltd.[1,2]	16,298,500	4,754
Mintails Ltd.[1]	14,000,000	4,367
Taiwan Cement Corp.	4,996,858	4,214
Gemfields Resources PLC[1,2,3]	4,816,000	2,939
Gemfields Resources PLC[1,2]	2,000,000	1,221
Caledon Resources PLC[1,3]	5,300,000	3,626
Avocet Mining PLC[1]	1,400,000	3,459
Nikanor PLC[1]	400,859	3,433
Uruguay Mineral Exploration Inc.	700,000	2,125
Energem Resources Inc.[1]	4,065,000	2,116
Northern Orion Resources Inc.[1,3]	377,100	1,511
		457,472

HEALTH CARE — 8.64%
Advanced Medical Optics, Inc.[1]	950,000	35,340
Beckman Coulter, Inc.	450,000	28,750
Mentor Corp.	590,300	27,154
Kyphon Inc.[1]	487,000	21,983
ArthroCare Corp.[1]	572,000	20,615
VIASYS Healthcare Inc.[1]	538,300	18,297
Applera Corp., Celera group[1]	1,214,600	17,247
Volcano Corp.[1]	907,368	16,342
Integra LifeSciences Holdings Corp.[1]	300,000	13,674
Apollo Hospitals Enterprise Ltd.	1,000,000	11,574
NuVasive, Inc.[1]	447,500	10,628
Greatbatch, Inc.[1]	405,200	10,332
Cochlear Ltd.	189,125	9,917
Sirona Dental Systems, Inc.[1]	280,000	9,649
Eclipsys Corp.[1]	350,000	6,744
Vital Signs, Inc.	120,000	6,238
Introgen Therapeutics, Inc.[1]	1,379,153	5,572
Ondine Biopharma Corp.[1,2,3]	2,620,000	3,978
Ondine Biopharma Corp. (United Kingdom)[1,2,3]	490,000	704
Ondine Biopharma Corp.[1,2]	400,000	607
BIOLASE Technology, Inc.[1]	492,500	4,792
Wright Medical Group, Inc.[1]	174,000	3,878
A&D Pharma Holdings NV (GDR)[1]	242,000	3,641
Apria Healthcare Group Inc.[1]	81,600	2,632
Arcadia Resources, Inc.[1,3]	1,250,000	2,475
Invacare Corp.	140,000	2,442
Grifols, SA1	112,400	1,807
		297,012

ENERGY — 7.80%
Oilexco Inc. (United Kingdom)[1,3]	1,900,000	14,196
Oilexco Inc. (United Kingdom)[1]	1,755,000	13,113
Oilexco Inc.[1,3]	985,000	7,315
Oilexco Inc.[1]	803,900	5,970
Quicksilver Resources Inc.[1]	830,550	33,031
Paladin Resources Ltd (Canada)[1]	2,150,000	17,010
Paladin Resources Ltd[1]	849,703	6,698
OPTI Canada Inc.[1]	1,231,100	21,232
Denison Mines Corp.[1]	1,700,000	20,883
Energy Resources of Australia Ltd	585,000	13,176
Southwestern Energy Co.[1]	308,000	12,622
Regal Petroleum PLC[1]	3,463,000	12,068
First Calgary Petroleums Ltd.[1]	1,635,000	7,206
First Calgary Petroleums Ltd. (United Kingdom)[1]	760,000	3,441
Warren Resources, Inc.[1]	750,000	9,772
White Nile Ltd.[1]	3,900,000	9,694
sxr Uranium One Inc.[1]	679,000	9,378
Ithaca Energy Inc. (United Kingdom)[1,3]	2,121,500	4,457
Ithaca Energy Inc.[1]	1,300,000	2,707
VeraSun Energy Corp.[1]	357,100	7,096
Timan Oil & Gas PLC[1]	5,335,000	6,008
Denbury Resources Inc.[1]	200,000	5,958
Synenco Energy Inc., Class A1	450,000	4,634
Indago Petroleum Ltd.[1]	2,834,306	3,850
GeoPark Holdings Ltd.[1]	525,000	2,982
Bankers Petroleum Ltd.[1,3]	3,000,000	1,483
Bankers Petroleum Ltd.[1]	2,086,000	1,032
Global Coal Management PLC[1]	795,000	2,473
Sound Oil PLC[1]	30,000,000	2,215
Bordeaux Energy Inc.[1,2,3,4]	3,780,000	1,724
Mart Resources, Inc.[1,3,4]	3,875,625	1,489
Equator Exploration Ltd.[1]	2,000,000	1,418
Solana Resources Ltd.[1]	1,250,000	922
Caspian Energy Inc.[1]	1,000,000	694
		267,947

FINANCIALS — 7.10%
ORCO PROPERTY GROUP SA	318,262	53,410
IndyMac Bancorp, Inc.	835,000	26,762
National Bank of Pakistan	5,865,000	22,157
East West Bancorp, Inc.	325,000	11,950
Dev Property Development PLC[1]	6,416,600	10,233
Russian Real Estate Investment Co. AB, Series B1	199,945	9,346
Cathay Real Estate Development Co. Ltd.[1]	15,228,000	8,952
Pusan Bank	575,000	8,559
Central Pattana PCL	11,818,000	7,966
Unitech Corporate Parks PLC[1]	4,260,000	7,653
MCB Bank Ltd.	1,783,650	7,598
Daegu Bank, Ltd.	406,460	7,390
HDFC Bank Ltd.	326,300	7,224
Thanachart Capital PCL	17,638,000	7,104
Hung Poo Real Estate Development Corp.	6,589,000	6,542
Jeonbuk Bank	600,146	5,839
Jeonbuk Bank[1]	31,042	302
CapitaCommercial Trust Management Ltd.	3,317,000	6,080
Robinsons Land Corp., Class B	13,811,700	5,605
Sumitomo Real Estate Sales Co., Ltd.	70,000	5,433
Allgreen Properties Ltd.	4,250,000	4,904
TICON Industrial Connection PCL[1]	9,467,400	4,813
United Bankshares, Inc.	105,000	3,678
Banco Macro SA, Class B (ADR)	63,600	2,159
Ascendas Real Estate Investment Trust	922,000	1,453
Siam City Bank PCL	1,799,600	905
		244,017

UTILITIES — 2.93%
Xinao Gas Holdings Ltd.	32,539,000	34,566
Manila Electric Co., Class B	19,124,800	27,463
EDF Energies Nouvelles SA1	283,400	17,278
First Philippine Holdings Corp.	8,150,000	12,043
Glow Energy PCL	8,385,000	7,664
Electricity Generating PCL	550,000	1,540
		100,554

CONSUMER STAPLES — 1.85%
Andersons, Inc.	300,000	13,320
Hite Brewery Co., Ltd.	100,000	11,962
Bare Escentuals, Inc.[1]	250,000	8,967
PT Indofood Sukses Makmur Tbk	45,800,000	7,633
China Mengniu Dairy Co.	2,663,000	7,618
Universal Robina Corp.	15,765,000	5,660
C.P. Seven Eleven PCL	23,580,000	4,041
Crown Confectionery Co., Ltd.	37,988	4,039
Cawachi Ltd.	14,700	399
		63,639

TELECOMMUNICATION SERVICES — 1.34%
LG Telecom Ltd.[1]	1,750,000	19,910
Time Warner Telecom Inc., Class A1	700,269	14,545
Telemig Celular Participações SA, preferred nominative	1,617,616,000	3,060
Telemig Celular Participações SA, preferred nominative (ADR)	80,000	2,998
NeuStar, Inc., Class A1	150,000	4,266
Unwired Group Ltd.[1]	6,072,334	1,328
		46,107

MISCELLANEOUS — 4.78%
Other common stocks in initial period of acquisition		164,201

Total common stocks (cost: $2,376,147,000)		3,307,903

Rights & warrants — 0.10%

MATERIALS — 0.05%
Northern Orion Resources Inc., warrants, expire 2008[1,3]	324,700	795
Rusoro Mining Ltd., warrants, expire 2011[1,4]	833,334	459
Rusoro Mining Ltd., warrants, expire 2012[1,3,4]	755,882	196
Kenmare Resources PLC, warrants, expire 2009[1]	525,000	279
		1,729

ENERGY — 0.02%
Bordeaux Energy Inc., warrants, expire 2008[1,2,3,4]	3,780,000	527
Mart Resources, Inc., warrants, expire 2008[1,3,4]	1,937,812	197
		724

MISCELLANEOUS — 0.03%
Other rights & warrants in initial period of acquisition		806

Total rights & warrants (cost: $773,000)		3,259

Convertible securities — 0.20%

INFORMATION TECHNOLOGY — 0.20%
HowStuffWorks Inc., Series B, convertible preferred[1,3,4]	90,000	6,959
Socratic Technologies, Inc., Series A, convertible preferred[1,3,4]	125,000	—

Total convertible securities (cost: $7,584,000)		6,959

Short-term securities — 3.64%	Principal amount (000)

American Honda Finance Corp. 5.22%-5.23% due 4/23-4/27/2007	$30,600	30,491
Amsterdam Funding Corp. 5.26% due 4/5-4/23/2007[3]	17,300	17,267
Nestlé Capital Corp. 5.21% due 5/14/2007[3]	13,700	13,613
ING (U.S.) Funding LLC 5.25% due 4/2/2007	6,100	6,098
Mont Blanc Capital Corp. 5.25% due 5/21/2007[3]	6,000	5,955
Federal Home Loan Bank 5.16% due 5/16/2007	11,900	11,822
BASF AG 5.24% due 4/10-4/16/2007[3]	11,300	11,278
Swedbank Mortgage AB 5.25% due 4/24/2007	10,000	9,965
Electricité de France 5.24% due 4/12/2007	8,500	8,485
Liberty Street Funding Corp. 5.25% due 4/3/2007[3]	3,400	3,398
Old Line Funding, LLC 5.255% due 4/5/2007[3]	3,000	2,998
U.S. Treasury Bills 5.13% due 4/5/2007	1,700	1,699
Estée Lauder Companies Inc. 5.39% due 4/2/2007[3]	1,500	1,499
Fannie Mae 5.135% due 4/4/2007	500	500

Total short-term securities (cost: $125,067,000)		125,068

Total investment securities (cost: $2,509,571,000)		3,443,189
Other assets less liabilities		(7,396)

Net assets		$3,435,793
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $131,593,000, which represented 3.83% of the net assets of the fund.
4 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $12,420,000.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/07 (000)

Claymont Steel Holdings, Inc.	—	1,140,000	—	1,140,000	—	$22,720
Sierra Leone Diamond Co. Ltd.	5,805,000	—	—	5,805,000	—	14,858
Sierra Leone Diamond Co. Ltd.	2,480,000	—	—	2,480,000	—	6,347
Oxus Gold PLC	14,905,000	3,179,300	—	18,084,300	—	16,556
Jaguar Mining Inc.	1,905,000	—	—	1,905,000	—	10,197
Jaguar Mining Inc.	1,043,000	—	—	1,043,000	—	5,583
Min Aik Technology Co., Ltd.	5,586,000	—	—	5,586,000	—	11,312
Ondine Biopharma Corp.	2,620,000	—	—	2,620,000	—	3,978
Ondine Biopharma Corp. (United Kingdom)	490,000	—	—	490,000	—	704
Ondine Biopharma Corp.	400,000	—	—	400,000	—	607
Allied Gold Ltd.	—	16,298,500	—	16,298,500	—	4,754
Gemfields Resources PLC	4,816,000	—	—	4,816,000	—	2,939
Gemfields Resources PLC	2,000,000	—	—	2,000,000	—	1,221
CallWave, Inc.	1,348,700	—	—	1,348,700	—	3,857
Bordeaux Energy Inc.	—	3,780,000	—	3,780,000	—	1,724
Bordeaux Energy Inc., warrants, expire 2008	—	3,780,000	—	3,780,000	—	527
TaeWoong Co., Ltd.*	942,997	—	942,997	—	—	—
					—	$107,884

*Unaffiliated issuer at March 31, 2007.

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$993,789
Gross unrealized depreciation on investment securities	(126,085)
Net unrealized appreciation on investment securities	867,704
Cost of investment securities for federal income tax purposes	2,575,485

Growth Fund
Investment portfolio

March 31, 2007
unaudited

Common stocks — 97.17%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 15.98%
Google Inc., Class A1	1,881,400	$861,982
Microsoft Corp.	23,895,000	665,954
Cisco Systems, Inc.[1]	12,553,000	320,478
Oracle Corp.[1]	14,622,800	265,111
Nokia Corp.	5,015,000	115,554
Nokia Corp. (ADR)	5,008,000	114,783
Yahoo! Inc.[1]	6,750,000	211,208
NAVTEQ Corp.[1,3]	5,700,000	196,650
Red Hat, Inc.[1]	8,485,000	194,561
International Business Machines Corp.	1,600,000	150,816
Maxim Integrated Products, Inc.	4,805,000	141,267
Samsung Electronics Co., Ltd.	235,000	140,675
Advanced Micro Devices, Inc.[1]	10,200,000	133,212
Linear Technology Corp.	2,895,000	91,453
Xilinx, Inc.	3,200,900	82,359
Altera Corp.[1]	3,750,000	74,963
Novellus Systems, Inc.[1]	1,990,000	63,720
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,634,957	49,826
Kyocera Corp.	500,000	47,224
CDW Corp.	765,000	46,994
Iron Mountain Inc.[1]	1,650,000	43,114
EMC Corp.[1]	3,000,000	41,550
Motorola, Inc.	2,291,400	40,489
Ceridian Corp.[1]	1,100,000	38,324
Mediatek Incorporation	3,261,500	37,460
Dell Inc.[1]	1,500,000	34,815
Agere Systems Inc., Class A1	1,470,000	33,251
Texas Instruments Inc.	1,080,000	32,508
Hon Hai Precision Industry Co., Ltd.	4,702,962	31,557
KLA-Tencor Corp.	555,000	29,593
Applied Materials, Inc.	1,605,000	29,404
DataPath, Inc.[1,2,3]	2,819,968	26,790
Symantec Corp.[1]	1,500,000	25,950
Automatic Data Processing, Inc.	161,700	7,826
AU Optronics Corp.	508,323	727
		4,422,148

ENERGY — 15.54%
Schlumberger Ltd.	7,419,600	512,694
Canadian Natural Resources, Ltd.	6,625,700	366,434
Halliburton Co.	8,550,000	271,377
Devon Energy Corp.	3,409,072	235,976
Suncor Energy Inc.	3,010,863	229,465
Transocean Inc.[1]	2,731,400	223,155
Southwestern Energy Co.[1]	4,681,200	191,836
EOG Resources, Inc.	2,515,000	179,420
Hess Corp.	3,000,000	166,410
Murphy Oil Corp.	2,698,800	144,116
Imperial Oil Ltd.	3,400,000	126,243
Exxon Mobil Corp.	1,550,000	116,947
Peabody Energy Corp.	2,653,000	106,757
Petro-Canada	2,660,300	104,201
Core Laboratories NV1	1,197,700	100,403
Baker Hughes Inc.	1,400,000	92,582
ConocoPhillips	1,298,520	88,754
Cameco Corp.	2,150,000	88,021
Anadarko Petroleum Corp.	2,000,000	85,960
OPTI Canada Inc.[1]	4,855,000	83,732
Norsk Hydro ASA	2,450,000	81,428
Newfield Exploration Co.[1]	1,917,200	79,966
Quicksilver Resources Inc.[1]	1,974,150	78,512
Chevron Corp.	1,000,000	73,960
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	66,300
Bill Barrett Corp.[1]	1,933,000	62,649
Arch Coal, Inc.	2,000,000	61,380
Rosetta Resources Inc.[1,2,3]	2,980,000	61,209
Delta Petroleum Corp.[1]	2,320,000	53,267
BG Group PLC	3,050,000	44,015
Talisman Energy Inc.	2,400,000	42,144
Denbury Resources Inc.[1]	1,400,000	41,706
Caltex Australia Ltd.	1,484,030	28,688
Energy XXI Acquisition Corp. (Bermuda) Ltd.[1,2]	2,390,758	11,117
		4,300,824

CONSUMER DISCRETIONARY — 15.06%
Target Corp.	8,890,000	526,821
Lowe’s Companies, Inc.	16,526,000	520,404
Kohl’s Corp.[1]	5,540,000	424,419
Johnson Controls, Inc.	3,649,700	345,335
Carnival Corp., units	6,905,000	323,568
Best Buy Co., Inc.	4,736,300	230,753
Harman International Industries, Inc.	1,935,000	185,915
News Corp., Class A	6,500,000	150,280
MGM Mirage, Inc.[1]	2,130,600	148,119
Starbucks Corp.[1]	4,662,300	146,210
Time Warner Inc.	7,000,000	138,040
Shaw Communications Inc., Class B, nonvoting	3,000,000	110,760
Garmin Ltd.	2,000,000	108,300
Liberty Media Holding Corp., Liberty Interactive, Series A1	4,500,000	107,190
Fortune Brands Inc.	1,000,000	78,820
Chipotle Mexican Grill, Inc., Class B1	662,600	38,033
Chipotle Mexican Grill, Inc., Class A1	595,000	36,949
Harrah’s Entertainment, Inc.	839,000	70,854
Penn National Gaming, Inc.[1]	1,600,000	67,872
Apollo Group, Inc., Class A1	1,495,000	65,630
Magna International Inc., Class A	725,000	54,455
Toyota Motor Corp.	765,000	49,101
Getty Images, Inc.[1]	1,000,000	48,630
Clear Channel Communications, Inc.	1,375,000	48,180
Shangri-La Asia Ltd.	18,000,000	44,555
Royal Caribbean Cruises Ltd.	1,000,000	42,160
Limited Brands, Inc.	1,087,457	28,339
DreamWorks Animation SKG, Inc., Class A1	900,000	27,522
		4,167,214

HEALTH CARE — 11.72%
Roche Holding AG	3,460,000	613,576
Medtronic, Inc.	6,900,000	338,514
Zimmer Holdings, Inc.[1]	3,910,000	333,953
Gilead Sciences, Inc.[1]	2,300,000	175,950
Shire PLC (ADR)	2,700,000	167,130
Schering-Plough Corp.	6,450,000	164,539
WellPoint, Inc.[1]	1,946,500	157,861
Henry Schein, Inc.[1]	2,500,000	137,950
Endo Pharmaceuticals Holdings Inc.[1]	4,500,000	132,300
Stryker Corp.	1,740,000	115,397
Patterson Companies, Inc.[1]	3,217,900	114,203
UnitedHealth Group Inc.	2,115,000	112,032
Cardinal Health, Inc.	1,200,000	87,540
Sanofi-Aventis	990,000	86,188
Amgen Inc.[1]	1,500,000	83,820
Medco Health Solutions, Inc.[1]	919,000	66,655
MedImmune, Inc.[1]	1,765,000	64,228
Eli Lilly and Co.	970,000	52,099
Forest Laboratories, Inc.[1]	1,000,000	51,440
AstraZeneca PLC (Sweden)	850,000	45,762
McKesson Corp.	665,000	38,929
Beckman Coulter, Inc.	555,000	35,459
Aveta, Inc.[1,2]	3,918,000	31,344
Abraxis BioScience, Inc.[1]	667,900	17,840
Allergan, Inc.	160,000	17,731
		3,242,440

CONSUMER STAPLES — 8.00%
Altria Group, Inc.	7,770,000	682,284
Bunge Ltd.	2,829,600	232,650
Walgreen Co.	5,000,000	229,450
Archer Daniels Midland Co.	5,500,000	201,850
L’Oréal SA	1,500,000	163,946
PepsiCo, Inc.	2,145,000	136,336
Coca-Cola Co.	2,645,000	126,960
Seven & I Holdings Co., Ltd.	3,942,000	120,308
Wm. Wrigley Jr. Co.	2,047,500	104,279
Constellation Brands, Inc., Class A1	2,624,000	55,576
Procter & Gamble Co.	855,000	54,002
Diageo PLC	2,650,000	53,712
Avon Products, Inc.	775,000	28,877
General Mills, Inc.	265,000	15,428
Kirin Brewery Co., Ltd.	560,000	8,103
		2,213,761

FINANCIALS — 7.91%
Fannie Mae	6,440,000	351,495
American International Group, Inc.	4,350,000	292,407
Freddie Mac	4,572,700	272,030
Banco Bradesco SA, preferred nominative (ADR)	5,646,700	228,352
Citigroup Inc.	3,500,000	179,690
Mellon Financial Corp.	3,520,700	151,883
Marsh & McLennan Companies, Inc.	4,963,200	145,372
Zions Bancorporation	1,440,000	121,709
Wells Fargo & Co.	3,225,000	111,037
East West Bancorp, Inc.	2,200,000	80,894
HDFC Bank Ltd.	3,000,000	66,414
AMP Ltd.	6,880,000	57,916
Berkshire Hathaway Inc., Class A1	486	52,969
SunTrust Banks, Inc.	500,000	41,520
Commerce Bancorp, Inc.	1,100,000	36,718
		2,190,406

MATERIALS — 7.08%
Newmont Mining Corp.	9,305,000	390,717
Barrick Gold Corp.	12,775,000	364,726
Potash Corp. of Saskatchewan Inc.	1,500,000	239,895
Gold Fields Ltd.	10,000,000	185,109
Freeport-McMoRan Copper & Gold Inc.	2,704,500	179,011
Monsanto Co.	1,800,000	98,928
E.I. du Pont de Nemours and Co.	2,000,000	98,860
Sealed Air Corp.	3,000,000	94,800
Rio Tinto PLC	1,448,963	82,786
CRH PLC	1,725,109	73,824
Minerals Technologies Inc.[3]	1,000,000	62,160
Newcrest Mining Ltd.	2,746,666	52,941
Georgia Gulf Corp.[3]	2,224,000	36,051
		1,959,808

INDUSTRIALS — 6.66%
Boeing Co.	3,465,000	308,073
General Electric Co.	7,370,000	260,603
Monster Worldwide, Inc.[1]	2,494,000	118,141
Lockheed Martin Corp.	1,150,000	111,573
Mitsubishi Heavy Industries, Ltd.	15,819,000	102,475
General Dynamics Corp.	1,300,000	99,320
Northrop Grumman Corp.	1,150,000	85,353
Tyco International Ltd.	2,596,500	81,920
UAL Corp.[1]	2,000,000	76,340
Illinois Tool Works Inc.	1,449,200	74,779
Kingspan Group PLC	2,800,000	74,327
Southwest Airlines Co.	4,795,300	70,491
Allied Waste Industries, Inc.[1]	4,100,000	51,619
MSC Industrial Direct Co., Inc., Class A	1,000,000	46,680
Grafton Group PLC, units[1]	2,800,000	42,125
Caterpillar Inc.	600,000	40,218
Robert Half International Inc.	1,000,000	37,010
United Parcel Service, Inc., Class B	500,000	35,050
Actuant Corp., Class A	650,000	33,026
AMR Corp.[1]	1,084,257	33,016
3M Co.	395,000	30,190
Cintas Corp.	550,000	19,855
Raytheon Co.	246,000	12,905
		1,845,089

TELECOMMUNICATION SERVICES — 3.83%
Sprint Nextel Corp., Series 1	23,050,000	437,028
Qwest Communications International Inc.[1]	43,050,000	387,020
Bharti Airtel Ltd.[1]	7,499,800	132,926
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	66,521
KDDI Corp.	4,490	35,918
		1,059,413

UTILITIES — 0.88%
Reliant Energy, Inc.[1]	9,240,000	187,757
KGen Power Corp.[1,2,3]	3,166,128	56,990
		244,747

MISCELLANEOUS — 4.51%
Other common stocks in initial period of acquisition		1,247,585

Total common stocks (cost: $20,935,070,000)		26,893,435

Short-term securities — 2.74%	Principal amount (000)

Ciesco LLC 5.24% due 5/1/2007[2]	$57,200	56,942
CAFCO, LLC 5.235%-5.25% due 4/10-4/11/2007[2]	85,200	85,071
Clipper Receivables Co., LLC 5.23%-5.24% due 4/4-4/18/2007[2]	100,700	100,517
Procter & Gamble International Funding S.C.A. 5.23% due 6/1-6/4/2007[2]	90,000	89,193
IBM Corp. 5.22% due 5/1/2007[2]	82,400	82,030
CIT Group, Inc. 5.22%-5.24% due 4/25-5/21/2007[2]	66,200	65,868
Park Avenue Receivables Co., LLC 5.25% due 4/11/2007[2]	50,000	49,920
Three Pillars Funding, LLC 5.25%-5.42% due 4/2-5/15/2007[2]	38,024	37,792
Triple-A One Funding Corp. 5.24% due 4/24/2007[2]	37,185	37,056
Abbott Laboratories 5.19%-5.21% due 4/2-4/5/2007[2]	33,000	32,988
Hershey Co. 5.22% due 5/1/2007[2]	32,000	31,852
Edison Asset Securitization LLC 5.23% due 4/3/2007[2]	25,000	24,990
Wm. Wrigley Jr. Co. 5.20% due 4/20/2007[2]	25,000	24,928
Estée Lauder Companies Inc. 5.25% due 5/1/2007[2]	21,700	21,599
Wal-Mart Stores Inc. 5.22% due 5/1/2007[2]	19,300	19,213

Total short-term securities (cost: $759,919,000)		759,959

Total investment securities (cost: $21,694,989,000)		27,653,394
Other assets less liabilities		23,886

Net assets		$27,677,280
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $947,409,000, which represented 3.42% of the net assets of the fund.
3 The fund owns 5% or more of the outstanding voting shares of this company. See table on the following page for additional information.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/2007 (000)

NAVTEQ Corp.	5,700,000	—	—	5,700,000	—	$196,650
Minerals Technologies Inc.	—	1,000,000	—	1,000,000	—	62,160
Rosetta Resources Inc.	2,980,000	—	—	2,980,000	—	61,209
KGen Power Corp.	3,166,128	—	—	3,166,128	—	56,990
Georgia Gulf Corp.	1,360,000	864,000	—	2,224,000	—	36,051
DataPath, Inc.	2,819,968	—	—	2,819,968	—	26,790
					—	$439,850

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$6,354,593
Gross unrealized depreciation on investment securities	(405,306)
Net unrealized appreciation on investment securities	5,949,288
Cost of investment securities for federal income tax purposes	21,704,106

International Fund
Investment portfolio

March 31, 2007
unaudited

Common stocks — 96.52%	Shares	Market value (000)

FINANCIALS — 22.59%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	2,008,000	$175,620
Credit Suisse Group	2,205,000	158,591
Kookmin Bank	1,613,500	144,795
BNP Paribas	1,166,090	121,930
Sun Hung Kai Properties Ltd.	9,418,000	108,968
Banco Bilbao Vizcaya Argentaria, SA	4,280,000	105,201
Société Générale	586,750	101,512
AXA SA	2,281,611	96,845
ING Groep NV	1,915,810	81,088
Sumitomo Mitsui Financial Group, Inc.	8,325	75,727
Erste Bank der oesterreichischen Sparkassen AG	852,647	66,476
UniCredito Italiano SpA	6,305,000	60,076
Mizuho Financial Group, Inc.	9,050	58,395
Sumitomo Realty & Development Co., Ltd.	1,493,000	56,735
Mitsubishi UFJ Financial Group, Inc.	5,010	56,646
ORIX Corp.	215,000	56,112
Swire Pacific Ltd., Class A	4,586,000	51,476
Hana Financial Holdings	986,092	51,061
Macquarie Bank Ltd.	706,898	47,393
Crédit Agricole SA	1,210,000	47,233
ICICI Bank Ltd.	2,303,900	45,616
Banco Santander Central Hispano, SA	2,475,731	44,232
Hypo Real Estate Holding AG	661,900	42,257
JSC Kazkommertsbank (GDR)[1]	1,627,100	31,566
JSC Kazkommertsbank (GDR)[1,2]	326,000	6,324
Shinhan Financial Group Co., Ltd.	634,670	36,440
Bangkok Bank PCL	10,750,000	34,697
UBS AG	570,000	33,944
Commerzbank U.S. Finance, Inc.	600,000	26,575
HSBC Holdings PLC (United Kingdom)	767,460	13,440
HSBC Holdings PLC (Hong Kong)	650,000	11,298
AMP Ltd.	2,535,589	21,345
Admiral Group PLC	787,000	17,803
DnB NOR ASA	1,217,800	17,234
Siam Commercial Bank PCL	5,816,200	11,297
		2,115,948

HEALTH CARE — 11.25%
Roche Holding AG	1,433,168	254,150
Novo Nordisk A/S, Class B	2,492,100	227,763
Merck KGaA	862,655	111,348
AstraZeneca PLC (United Kingdom)	729,500	39,267
AstraZeneca PLC (Sweden)	510,500	27,484
Chugai Pharmaceutical Co., Ltd.	2,276,000	57,659
Richter Gedeon NYRT	307,000	55,436
Zentiva NV	777,000	53,590
UCB SA	897,518	52,295
EGIS NYRT	389,200	44,486
Teva Pharmaceutical Industries Ltd. (ADR)	1,150,000	43,045
Smith & Nephew PLC	2,393,000	30,435
Straumann Holding AG	90,950	26,143
Nobel Biocare Holding AG	45,000	16,443
Shionogi & Co., Ltd.	757,000	13,643
		1,053,187

INFORMATION TECHNOLOGY — 10.27%
Samsung Electronics Co., Ltd.	230,364	137,900
Hon Hai Precision Industry Co., Ltd.	15,902,388	106,705
Murata Manufacturing Co., Ltd.	1,285,000	93,947
Nokia Corp.	3,500,000	80,646
Taiwan Semiconductor Manufacturing Co. Ltd.	27,308,177	56,044
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,879,319	20,203
Toshiba Corp.	10,383,000	69,467
Rohm Co., Ltd.	592,100	53,809
AU Optronics Corp.	36,700,840	52,469
Hirose Electric Co., Ltd.	371,300	44,728
Nippon Electric Glass Co., Ltd.	2,370,000	41,605
Chi Mei Optoelectronics Corp.	37,426,398	39,027
Mediatek Incorporation	3,291,200	37,801
Sanken Electric Co., Ltd.	3,100,000	32,573
Hoya Corp.	933,600	31,033
Catcher Technology Co., Ltd.	3,406,000	26,766
Foxconn Technology Co., Ltd.	1,773,000	20,123
Chartered Semiconductor Manufacturing Ltd[1]	10,872,000	10,395
LG.Philips LCD Co., Ltd.[1]	198,380	6,940
		962,181

MATERIALS — 9.92%
Bayer AG	5,776,023	369,529
Nitto Denko Corp.	3,092,600	145,389
Linde AG	981,856	105,896
BlueScope Steel Ltd.	7,350,000	62,527
Yamana Gold Inc.	3,190,000	46,188
Barrick Gold Corp.	1,593,483	45,536
Rhodia SA1	9,184,800	33,778
L’Air Liquide	115,714	28,241
Siam Cement PCL	4,020,000	27,558
Kuraray Co., Ltd.	2,538,000	27,466
Rio Tinto PLC	337,500	19,283
JSR Corp.	485,600	11,229
Gold Fields Ltd.	317,100	5,870
		928,490

TELECOMMUNICATION SERVICES — 9.43%
Koninklijke KPN NV	13,540,400	211,134
América Móvil, SAB de CV, Series L (ADR)	3,777,500	180,527
Singapore Telecommunications Ltd.	45,300,330	97,972
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	83,725,000	90,427
Telenor ASA	3,950,000	70,365
Telekom Malaysia Bhd.	21,665,000	62,688
Philippine Long Distance Telephone Co.	741,000	38,939
Philippine Long Distance Telephone Co. (ADR)	340,000	17,952
Turkcell Iletisim Hizmetleri AS	4,890,000	24,978
Total Access Communication PCL[1]	5,100,000	23,052
Telefónica, SA	785,000	17,321
KDDI Corp.	2,130	17,039
Vodafone Group PLC	6,011,250	16,036
Telekom Austria AG	583,453	14,599
Bayan Telecommunications Holdings Corp., Class A1,2,3	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,3	14,199	—
		883,029

CONSUMER STAPLES — 7.90%
Nestlé SA	580,155	226,459
L’Oréal SA	1,117,000	122,085
METRO AG	1,368,000	96,978
Seven & I Holdings Co., Ltd.	2,667,000	81,395
Shinsegae Co., Ltd.	86,000	49,378
Groupe Danone	242,400	39,645
SABMiller PLC	1,626,234	35,699
Wal-Mart de México, SAB de CV, Series V	6,180,240	26,385
Diageo PLC	1,200,000	24,323
Tesco PLC	2,263,260	19,795
Woolworths Ltd.	471,102	10,378
Koninklijke Ahold NV1	635,000	7,430
		739,950

CONSUMER DISCRETIONARY — 6.11%
Continental AG	605,000	78,285
Carnival PLC	1,322,500	63,766
Kingfisher PLC	9,530,000	52,207
William Hill PLC	3,802,965	47,619
Mediaset SpA	4,050,000	44,114
Swatch Group Ltd, non-registered shares	88,386	23,420
Swatch Group Ltd	267,444	14,327
Lotte Shopping Co.	103,000	36,250
Renault SA	303,000	35,475
Land & Houses PCL	135,000,000	28,535
JCDecaux SA	835,000	24,667
Techtronic Industries Co. Ltd.	16,000,000	19,290
NOK Corp.	1,036,000	17,659
Greek Organization of Football Prognostics SA	429,330	16,490
Sony Corp.	305,000	15,531
Toyota Motor Corp.	230,000	14,762
Honda Motor Co., Ltd.	400,000	13,976
Hyundai Motor Co.	165,000	11,596
SET India Ltd.[1,2,3]	82,217	7,803
Kesa Electricals PLC	973,300	6,496
		572,268

ENERGY — 5.80%
Reliance Industries Ltd.	3,628,695	115,369
Royal Dutch Shell PLC, Class B	2,460,219	81,907
Royal Dutch Shell PLC, Class A	522,000	17,382
Oil & Natural Gas Corp. Ltd.	4,640,000	94,824
PetroChina Co. Ltd., Class H	55,154,000	65,438
Canadian Natural Resources, Ltd.	1,000,000	55,305
Petro-Canada	800,000	31,335
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	255,000	25,375
Thai Oil PCL	13,200,000	22,056
ENI SpA	550,000	17,917
Norsk Hydro ASA	500,000	16,618
		543,526

INDUSTRIALS — 4.72%
Samsung Engineering Co., Ltd.	1,884,000	117,387
Toll Holdings Ltd.	3,698,065	61,421
Ryanair Holdings PLC (ADR)[1]	1,343,800	60,189
Siemens AG	521,000	55,753
Fraport AG	485,000	35,465
Mitsubishi Corp.	1,500,000	34,876
Macquarie Infrastructure Group	9,050,000	28,156
Brisa Auto-Estradas de Portugal SA	1,400,000	18,385
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	375,000	13,776
Far Eastern Textile Ltd.	10,722,960	9,237
Mitsui & Co., Ltd.	404,000	7,556
		442,201

UTILITIES — 3.62%
Veolia Environnement	2,008,893	149,530
E.ON AG	905,000	123,180
RWE AG	430,000	45,537
Hong Kong and China Gas Co. Ltd.	9,240,000	20,649
		338,896

MISCELLANEOUS — 4.91%
Other common stocks in initial period of acquisition		460,025

Total common stocks (cost: $6,973,219,000)		9,039,701

Short-term securities — 3.59%	Principal amount (000)

Liberty Street Funding Corp. 5.26%-5.27% due 4/16-5/4/2007[2]	$65,400	65,191
Old Line Funding, LLC 5.25%-5.26% due 5/10-5/15/2007[2]	45,211	44,932
U.S. Treasury Bills 5.035%-5.145% due 4/12-5/24/2007	41,800	41,587
Three Pillars Funding, LLC 5.42% due 4/2/2007[2]	30,900	30,886
Sheffield Receivables Corp. 5.27%-5.29% due 4/4-4/25/2007[2]	29,600	29,552
BASF AG 5.235% due 5/21/2007[2]	28,500	28,292
Honeywell International Inc. 5.23% due 4/13/2007[2]	25,000	24,953
Ranger Funding Co. LLC 5.265% due 5/7/2007[2]	22,752	22,629
Hewlett-Packard Co. 5.25% due 4/24/2007[2]	20,000	19,930
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 4/23/2007	17,402	17,344
Calyon North America Inc. 5.24% due 4/20/2007	11,200	11,167
		336,463

Total short-term securities (cost: $336,444,000)		336,463

Total investment securities (cost: $7,309,663,000)		9,376,164
Other assets less liabilities		(10,147)

Net assets		$9,366,017
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $280,492,000, which represented 2.99% of the net assets of the fund.
3 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,803,000.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$2,228,268
Gross unrealized depreciation on investment securities	(162,358)
Net unrealized appreciation on investment securities	2,065,910
Cost of investment securities for federal income tax purposes	7,310,254

New World Fund
Investment portfolio

March 31, 2007
unaudited

Common stocks — 86.36%	Shares	Market value (000)

FINANCIALS — 16.02%
PT Bank Rakyat Indonesia	28,851,650	$15,976
Erste Bank der oesterreichischen Sparkassen AG	186,024	14,503
Bank Muscat (SAOG) (GDR)	1,232,137	13,923
Housing Development Finance Corp. Ltd.	375,100	13,227
JSC Halyk Bank of Kazakhstan (GDR)[1]	354,979	8,519
JSC Halyk Bank of Kazakhstan (GDR)[1,2]	169,100	4,058
EFG International[1]	240,000	10,492
Banco Santander Central Hispano, SA	583,282	10,421
Piraeus Bank SA	276,250	9,605
Unibanco-União de Bancos Brasileiros SA, units (GDR)	102,000	8,921
Türkiye Is Bankasi AS, Class C	1,796,000	8,657
Grupo Financiero Banorte, SAB de CV, Series O	1,800,000	8,526
Bank Pekao SA	88,000	7,841
Allied Irish Banks, PLC	250,000	7,422
Banco Itaú Holding Financeira SA, preferred nominative	208,800	7,302
JSC Kazkommertsbank (GDR)[1]	372,946	7,235
Brascan Residential Properties SA, ordinary nominative[1]	1,056,100	6,626
ICICI Bank Ltd.	293,161	5,804
ICICI Bank Ltd. (ADR)	8,000	294
FirstRand Ltd.	1,756,500	5,947
Itaúsa — Investimentos Itaú SA, preferred nominative	993,396	5,557
Citigroup Inc.	107,000	5,493
Banco Bilbao Vizcaya Argentaria, SA	222,800	5,476
National Bank of Pakistan	1,449,000	5,474
Kotak Mahindra Bank Ltd.	459,943	5,116
JSC Sistema-Hals (GDR)[1]	212,404	2,598
JSC Sistema-Hals (GDR)[1,2]	138,253	1,691
ORCO PROPERTY GROUP SA	25,200	4,229
Bank Hapoalim BM	830,000	3,988
Banco Latinoamericano de Exportaciones, SA, Class E	235,000	3,910
Bank of the Philippine Islands	2,213,539	3,018
China Construction Bank Corp., Class H	500	—
		221,849

CONSUMER STAPLES — 10.74%
Tesco PLC	3,283,418	28,718
IOI Corp. Bhd.	3,027,000	19,357
Nestlé SA	31,500	12,296
Fomento Económico Mexicano, SAB de CV (ADR)	99,300	10,962
Wal-Mart de México, SAB de CV, Series V (ADR)	148,000	6,253
Wal-Mart de México, SAB de CV, Series V	400,000	1,708
Avon Products, Inc.	210,200	7,832
Olam International Ltd.	2,780,000	5,609
X5 Retail Group NV (GDR)[1,2]	198,800	5,507
Migros Türk TAS[1]	425,669	5,482
Bunge Ltd.	65,000	5,344
PepsiCo, Inc.	84,000	5,339
SABMiller PLC	238,500	5,235
Coca-Cola Co.	100,000	4,800
Procter & Gamble Co.	73,300	4,630
Groupe Danone	25,000	4,089
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	3,297
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	12,000	626
Diageo PLC	190,000	3,851
Poslovni sistem Mercator, dd	11,274	3,753
Kimberly-Clark de México, SAB de CV, Class A	480,000	2,164
Massmart Holdings Limited	160,000	1,857
		148,709

CONSUMER DISCRETIONARY — 10.34%
Toyota Motor Corp.	246,100	15,796
Grupo Televisa, SA, ordinary participation certificates (ADR)	507,000	15,109
Kuoni Reisen Holding AG, Class B1	21,451	12,898
Truworths International Ltd.	2,477,000	12,102
Central European Media Enterprises Ltd., Class A1	136,600	12,089
GOME Electrical Appliances Holding Ltd.	10,511,000	11,691
Honda Motor Co., Ltd.	250,000	8,735
Yue Yuen Industrial (Holdings) Ltd.	2,160,000	7,326
Swatch Group Ltd	80,000	4,286
Swatch Group Ltd, non-registered shares	10,450	2,769
Naspers Ltd., Class N	254,700	6,152
LG Electronics Inc.	88,000	6,007
Nitori Co., Ltd.	115,700	5,764
TVN SA1	500,000	4,553
Makita Corp.	110,000	4,086
Maruti Udyog Ltd.	200,000	3,806
Motor Industries Co. Ltd.	50,000	3,786
Las Vegas Sands Corp.[1]	40,000	3,464
Li & Fung Ltd.	886,600	2,786
		143,205

INDUSTRIALS — 9.34%
Murray & Roberts Holdings Ltd.	3,495,331	26,920
Wienerberger AG	194,000	12,129
ALL — América Latina Logística, units	950,000	11,542
Orascom Construction Industries Co. (GDR)	98,000	9,947
Far Eastern Textile Ltd.	11,174,944	9,626
Siemens AG	67,000	7,170
Enka Insaat ve Sanayi AS	515,000	7,002
ABB Ltd	352,000	6,039
3M Co.	74,000	5,656
Suzlon Energy Ltd.	240,000	5,577
Container Corp. of India Ltd.	120,000	5,424
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	105,000	4,815
Italian-Thai Development PCL[1]	33,285,800	4,659
Bidvest Group Ltd.	225,000	4,273
Asahi Glass Co., Ltd.	272,000	3,836
Doosan Heavy Industries and Construction Co., Ltd.	38,740	2,504
Intertek Group PLC	117,000	2,088
Imperial Holdings Ltd.	11,186	233
		129,440

ENERGY — 8.27%
Oil & Natural Gas Corp. Ltd.	818,453	16,726
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	103,800	10,329
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	53,000	4,736
Saipem SpA, Class S	466,000	13,617
Royal Dutch Shell PLC, Class B	320,000	10,654
OAO Gazprom (ADR)	214,000	8,967
Oil and Gas Development Co. Ltd.	3,998,000	7,823
Oil and Gas Development Co. Ltd. (GDR)	53,200	1,044
Sterling Energy PLC[1]	19,010,000	6,175
TOTAL SA	60,000	4,208
TOTAL SA (ADR)	17,500	1,221
OAO TMK (GDR)[1,2]	142,826	4,799
MOL Magyar Olaj- és Gázipari Rt., Class A	40,841	4,711
Noble Energy, Inc.	70,000	4,175
Nexen Inc.	63,539	3,898
Reliance Industries Ltd.	110,000	3,497
Cameco Corp.	75,000	3,078
PTT Exploration and Production PCL	1,000,000	2,571
Transocean Inc.[1]	28,000	2,288
		114,517

INFORMATION TECHNOLOGY — 7.31%
Nokia Corp.	578,600	13,332
Nokia Corp. (ADR)	572,900	13,131
Hon Hai Precision Industry Co., Ltd.	1,937,708	13,002
Samsung Electronics Co., Ltd.	17,200	10,296
Mediatek Incorporation	889,319	10,214
Acer Inc.	4,764,000	9,143
Kingboard Chemical Holdings Ltd.	1,859,000	7,816
Euronet Worldwide, Inc.[1,2]	250,000	6,715
Venture Corp. Ltd.	440,000	4,236
Hoya Corp.	114,400	3,803
MoneyGram International, Inc.	135,000	3,748
Net 1 UEPS Technologies, Inc.[1]	146,600	3,647
NetEase.com, Inc. (ADR)[1]	120,000	2,129
		101,212

TELECOMMUNICATION SERVICES — 7.15%
Telekomunikacja Polska SA	1,830,000	15,127
América Móvil, SAB de CV, Series L (ADR)	310,000	14,815
Partner Communications Co. Ltd.	721,500	10,611
Partner Communications Co. Ltd. (ADR)	10,000	148
Tele Norte Leste Participações SA, preferred nominative	685,797	9,523
Maxis Communications Bhd.	2,234,000	7,692
Brasil Telecom Participações SA, preferred nominative (ADR)	170,000	7,665
China Unicom Ltd.	5,038,000	7,261
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	5,440,000	5,875
Telemig Celular Participações SA, preferred nominative (ADR)	152,900	5,729
Telekom Austria AG	213,500	5,342
Telefónica, SA	161,000	3,553
Pakistan Telecommunication Co. Ltd.	3,900,000	3,045
Vodafone Group PLC	1,000,000	2,668
		99,054

MATERIALS — 5.59%
Votorantim Celulose e Papel SA, preferred nominative (ADR)	555,000	10,157
Harmony Gold Mining Co. Ltd.[1]	640,000	8,918
Taiwan Cement Corp.	10,156,215	8,565
ACC Ltd.	395,000	6,738
Aracruz Celulose SA, Class B, preferred nominative (ADR)	120,000	6,297
Israel Chemicals Ltd.	715,000	4,892
Sealed Air Corp.	154,000	4,866
Potash Corp. of Saskatchewan Inc.	28,000	4,478
Cia. Vale do Rio Doce, Class A, preferred nominative	126,000	3,947
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	115,964	3,798
Ivanhoe Mines Ltd.[1]	303,100	3,550
BHP Billiton PLC	142,664	3,182
Holcim Ltd.	31,500	3,162
Siam Cement PCL	388,800	2,665
AngloGold Ashanti Ltd.	49,500	2,214
		77,429

HEALTH CARE — 3.54%
Krka, dd, Novo mesto	16,864	18,745
Novo Nordisk A/S, Class B	175,160	16,009
Zentiva NV	119,000	8,207
Teva Pharmaceutical Industries Ltd. (ADR)	110,000	4,117
Richter Gedeon NYRT	7,400	1,336
AstraZeneca PLC (Sweden)	12,700	684
		49,098

UTILITIES — 3.16%
NTPC Ltd.	2,757,000	9,611
AES Corp.[1]	400,000	8,608
RAO Unified Energy System of Russia (GDR)	60,000	8,175
CLP Holdings Ltd.	637,000	4,651
Gas Natural SDG, SA	80,300	3,775
Cheung Kong Infrastructure Holdings Ltd.	1,066,000	3,711
Veolia Environnement	49,000	3,647
Reliance Energy Ltd.	137,500	1,577
		43,755

MISCELLANEOUS — 4.90%
Other common stocks in initial period of acquisition		67,908

Total common stocks (cost: $845,565,000)		1,196,176

Bonds & notes — 7.75%	Principal amount (000)

NON-U.S. GOVERNMENT BONDS & NOTES — 7.19%
Argentina (Republic of) 4.106% 2012[3,4]	$2,000	1,425
Argentina (Republic of) 2.00% 2014[5]	ARS 1,276	368
Argentina (Republic of) 5.83% 2033[4,5,6]	37,231	12,416
Argentina (Republic of) GDP-Linked 2035	43,865	1,691
Argentina (Republic of) 0.63% 2038[4,5]	12,963	1,813
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,478
Brazilian Treasury Bill 6.00% 2010[5]	R$6,316	2,977
Brazilian Treasury Bill 9.418% 2011[5]	808	378
Brazilian Treasury Bill 6.00% 2015[5]	633	289
Brazil (Federal Republic of) Global 12.50% 2016	1,500	838
Brazil (Federal Republic of) Global 8.00% 2018[4]	$2,434	2,755
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,265
Brazil (Federal Republic of) Global 8.875% 2024	100	130
Brazil (Federal Republic of) Global 10.125% 2027	1,425	2,073
Brazil (Federal Republic of) Global 11.00% 2040	2,375	3,207
United Mexican States Government Global 6.06% 2009[3]	1,250	1,262
United Mexican States Government Global 10.375% 2009	397	435
United Mexican States Government Global 9.875% 2010	4,125	4,639
United Mexican States Government Global 6.375% 2013	3,875	4,096
United Mexican States Government, Series MI10, 8.00% 2013	MXP 7,671	713
United Mexican States Government, Series MI10, 9.50% 2014	25,500	2,572
United Mexican States Government, Series M10, 8.00% 2015	5,000	465
Russian Federation 8.25% 2010[4]	$5,600	5,878
Russian Federation 8.25% 2010[2,4]	440	462
Russian Federation 5.00%/7.50% 2030[2,4,7]	3,406	3,875
Russian Federation 5.00%/7.50% 2030[4,7]	750	853
Turkey (Republic of) Treasury Bill 0% 2008	TRY1,230	699
Turkey (Republic of) 14.00% 2011	6,900	4,426
Turkey (Republic of) 10.00% 2012[5]	3,000	2,176
Turkey (Republic of) 7.00% 2016	$2,000	2,045
Colombia (Republic of) Global 10.00% 2012	2,100	2,483
Colombia (Republic of) Global 10.75% 2013	1,360	1,693
Columbia (Republic of) Global 8.25% 2014	400	456
Colombia (Republic of) Global 12.00% 2015	COP2,780,000	1,475
Colombia (Republic of) Global 11.75% 2020	$315	465
Columbia (Republic of) Global 8.125% 2024	500	585
Columbia (Republic of) Global 7.375% 2037	474	517
Peru (Republic of) 8.375% 2016	4,453	5,310
Peru (Republic of) 7.35% 2025	500	571
Peru (Republic of) 6.55% 2037	782	814
Philippines (Republic of) 8.375% 2009	1,665	1,761
Philippines (Republic of) 9.875% 2019	1,200	1,553
Philippines (Republic of) 7.75% 2031	2,035	2,305
Panama (Republic of) Global 9.625% 2011	219	251
Panama (Republic of) Global 9.375% 2012	790	924
Panama (Republic of) Global 7.125% 2026	890	966
Panama (Republic of) Global 8.875% 2027	300	384
Panama (Republic of) Global 9.375% 2029	450	602
Panama (Republic of) Global 6.70% 2036[4]	1,824	1,902
Dominican Republic 9.04% 2018	437	506
Dominican Republic 8.625% 2027[2,4]	2,150	2,490
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP3,000	499
Egypt (Arab Republic of) Treasury Bill 0% 2008	6,700	1,095
Hungarian Government 6.00% 2011	HUF200,000	1,030
Venezuela (Republic of) Global 8.50% 2014	$55	61
Venezuela (Republic of) 9.25% 2027	170	214
		99,611

ENERGY — 0.20%
Pemex Project Funding Master Trust 8.00% 2011	200	222
Pemex Project Funding Master Trust 6.625% 2035	1,800	1,856
Gaz Capital SA 6.51% 2022[2]	600	610
		2,688

UTILITIES — 0.16%
AES Gener SA 7.50% 2014	400	426
AES Panama SA 6.35% 2016[2]	1,100	1,099
Enersis SA 7.375% 2014	650	707
		2,232

MATERIALS — 0.11%
Vale Overseas Ltd. 6.25% 2017	800	819
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	225	243
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	395	428
		1,490

TELECOMMUNICATION SERVICES — 0.06%
Orascom Telecom 7.875% 2014[2]	850	842

INDUSTRIALS — 0.03%
TFM, SA de CV 9.375% 2012	400	432

Total bonds & notes (cost: $95,848,000)		107,295

Short-term securities — 5.52%

Electricité de France 5.22%-5.24% due 4/12-5/14/2007	16,200	16,151
Amsterdam Funding Corp. 5.26% due 4/5-4/20/2007[2]	10,800	10,785
Variable Funding Capital Corp. 5.245% due 5/8/2007[2]	8,000	7,956
BASF AG 5.24% due 4/10-4/16/2007[2]	7,300	7,288
Sheffield Receivables Corp. 5.26% due 5/25/2007[2]	7,300	7,241
Nestlé Capital Corp. 5.21% due 5/14/2007[2]	7,000	6,955
Three Pillars Funding, LLC 5.42% due 4/2/2007[2]	6,200	6,197
Liberty Street Funding Corp. 5.27% due 4/16/2007[2]	5,600	5,587
Swedbank Mortgage AB 5.25% due 4/24/2007	5,100	5,082
Federal Home Loan Bank 5.16% due 5/16/2007	1,800	1,788
Ciesco LLC 5.275% due 5/9/2007[2]	1,500	1,491

Total short-term securities (cost: $76,521,000)		76,521

Total investment securities (cost: $1,017,934,000)		1,379,992
Other assets less liabilities		5,114

Net assets		$1,385,106

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $85,648,000, which represented 6.18% of the net assets of the fund.
3 Coupon rate may change periodically.
4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5 Index-linked bond whose principal amount moves with a government retail price index.
6 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7 Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$364,932
Gross unrealized depreciation on investment securities	(14,719)
Net unrealized appreciation on investment securities	350,213
Cost of investment securities for federal income tax purposes	1,029,779

Blue Chip Income and Growth Fund
Investment portfolio

March 31, 2007
 unaudited

Common stocks — 93.19%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 19.71%
Oracle Corp.[1]	7,200,000	$130,536
Microsoft Corp.	4,625,000	128,899
Hewlett-Packard Co.	3,125,000	125,438
Nokia Corp. (ADR)	4,350,000	99,702
International Business Machines Corp.	975,000	91,903
Intel Corp.	3,400,000	65,042
Texas Instruments Inc.	2,000,000	60,200
Cisco Systems, Inc.[1]	1,950,000	49,783
Applied Materials, Inc.	1,800,000	32,976
Linear Technology Corp.	550,000	17,374
Maxim Integrated Products, Inc.	400,000	11,760
Automatic Data Processing, Inc.[1,2,3]	250,000	10,869
Analog Devices, Inc.	70,000	2,414
		826,896

FINANCIALS — 18.77%
Citigroup Inc.	3,225,000	165,571
Fannie Mae	2,430,000	132,629
Bank of America Corp.	2,200,000	112,244
JPMorgan Chase Co.	1,900,000	91,922
American International Group, Inc.	1,300,000	87,386
Freddie Mac	925,000	55,028
Capital One Financial Corp.	700,000	52,822
Washington Mutual, Inc.	750,000	30,285
Wachovia Corp.	400,000	22,020
HSBC Holdings PLC (ADR)	225,000	19,757
Bank of New York Co., Inc.	440,000	17,842
		787,506

HEALTH CARE — 14.65%
Aetna Inc.	2,500,000	109,475
UnitedHealth Group Inc.	1,100,000	58,267
Eli Lilly and Co.	1,075,000	57,738
Amgen Inc.[1]	1,000,000	55,880
Pfizer Inc	2,125,000	53,677
Abbott Laboratories	950,000	53,010
Cardinal Health, Inc.	700,000	51,065
AstraZeneca PLC (ADR)	875,000	46,944
Schering-Plough Corp.	1,750,000	44,643
Merck & Co., Inc.	1,000,000	44,170
Bristol-Myers Squibb Co.	1,425,000	39,558
		614,427

INDUSTRIALS — 11.69%
General Electric Co.	5,650,000	199,784
Tyco International Ltd.	3,200,000	100,960
United Parcel Service, Inc., Class B	750,000	52,575
United Technologies Corp.	760,000	49,400
Norfolk Southern Corp.	592,800	29,996
Emerson Electric Co.	500,000	21,545
Waste Management, Inc.	500,000	17,205
Southwest Airlines Co.	1,000,000	14,700
Pitney Bowes Inc.	90,000	4,085
		490,250

CONSUMER DISCRETIONARY — 11.12%
Lowe’s Companies, Inc.	3,800,000	119,662
Target Corp.	1,225,000	72,594
Dollar General Corp.	2,075,000	43,886
Omnicom Group Inc.	400,000	40,952
Harley-Davidson, Inc.	600,000	35,250
Leggett & Platt, Inc.	1,500,000	34,005
Carnival Corp., units	650,000	30,459
TJX Companies, Inc.	1,000,000	26,960
Best Buy Co., Inc.	400,000	19,488
Mattel, Inc.	608,700	16,782
General Motors Corp.	500,000	15,320
Home Depot, Inc.	300,000	11,022
		466,380

ENERGY — 5.60%
Schlumberger Ltd.	1,440,000	99,504
ConocoPhillips	650,000	44,428
EOG Resources, Inc.	600,000	42,804
Royal Dutch Shell PLC, Class A (ADR)	500,000	33,150
Exxon Mobil Corp.	200,000	15,090
		234,976

TELECOMMUNICATION SERVICES — 4.86%
AT&T Inc.	4,331,250	170,781
Sprint Nextel Corp., Series 1	1,350,000	25,596
Verizon Communications Inc.	200,000	7,584
		203,961

CONSUMER STAPLES — 3.56%
Wal-Mart Stores, Inc.	1,900,000	89,205
Walgreen Co.	480,000	22,027
PepsiCo, Inc.	250,000	15,890
Avon Products, Inc.	400,000	14,904
H.J. Heinz Co.	80,000	3,770
Kimberly-Clark Corp.	55,000	3,767
		149,563

MATERIALS — 1.17%
E.I. du Pont de Nemours and Co.	350,000	17,301
Alcoa Inc.	500,000	16,950
Air Products and Chemicals, Inc.	200,000	14,792
		49,043

UTILITIES — 0.89%
FPL Group, Inc.	400,000	24,468
Xcel Energy Inc.	250,000	6,173
Duke Energy Corp.	260,000	5,275
FirstEnergy Corp.	25,901	1,716
		37,632

MISCELLANEOUS — 1.17%
Other common stocks in initial period of acquisition		49,023

Total common stocks (cost: $3,220,383,000)		3,909,657

Short-term securities — 6.76%	Principal amount (000)

Atlantic Industries 5.19%-5.20% due 5/3-6/19/2007[4]	$30,200	29,929
Coca-Cola Co. 5.23% due 5/3/2007[4]	10,000	9,952
Wal-Mart Stores Inc. 5.18%-5.20% due 4/3-5/1/2007[4]	27,400	27,322
International Lease Finance Corp. 5.20% due 5/31/2007	25,000	24,786
Three Pillars Funding, LLC 5.26% due 4/16/2007[4]	24,600	24,542
Caterpillar Financial Services Corp. 5.19%-5.23% due 5/25-6/7/2007	23,100	22,881
Procter & Gamble International Funding S.C.A. 5.22% due 4/12-4/13/2007[4]	22,100	22,063
Federal Home Loan Bank 5.135%-5.143% due 4/18-5/2/2007	18,050	17,986
Estée Lauder Companies Inc. 5.23% due 4/17/2007[4]	17,600	17,557
Hershey Co. 5.19% due 4/3/2007[4]	16,100	16,093
United Technologies Corp. 5.24% due 4/24/2007[4]	15,700	15,645
Variable Funding Capital Corp. 5.24% due 4/23/2007[4]	14,600	14,551
Clipper Receivables Co., LLC 5.24% due 4/13/2007[4]	11,900	11,877
IBM Corp. 5.20% due 6/22/2007[4]	11,000	10,870
Anheuser-Busch Cos. Inc. 5.19% due 5/4/2007[4]	10,900	10,847
Freddie Mac 5.155% due 4/30/2007	6,700	6,671

Total short-term securities (cost: $283,557,000)		283,572

Total investment securities (cost: $3,503,940,000)		4,193,229
Other assets less liabilities		2,069

Net assets		$4,195,298

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 This security has been authorized but has not yet been issued.
3 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” was $10,869,000.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $211,248,000, which represented 5.04% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$742,308
Gross unrealized depreciation on investment securities	(55,085)
Net unrealized appreciation on investment securities	687,223
Cost of investment securities for federal income tax purposes	3,506,006

Global Growth and Income Fund
Investment portfolio

March 31, 2007
unaudited

Common stocks — 82.09%	Shares	Market value (000)

FINANCIALS — 16.88%
Citigroup Inc.	424,000	$21,768
Cathay Financial Holding Co., Ltd.	5,937,624	12,329
AXA SA	213,222	9,050
BOC Hong Kong (Holdings) Ltd.	3,510,000	8,509
Banco Santander Central Hispano, SA	470,000	8,397
Wachovia Corp.	125,000	6,881
AFLAC Inc.	143,500	6,753
TISCO Bank PCL	9,170,000	5,553
TISCO Bank PCL, nonvoting depositary receipt	1,885,000	1,142
Berkshire Hathaway Inc., Class B1	1,820	6,625
AEON Credit Service (Asia) Co. Ltd.	367,000	6,196
Westfield Group	370,000	6,166
Fairfax Financial Holdings Ltd.	27,000	6,090
Commerzbank U.S. Finance, Inc.	132,686	5,877
FirstRand Ltd.	1,650,000	5,586
Fubon Financial Holding Co., Ltd.	6,012,000	5,415
Bank of America Corp.	104,200	5,316
AEON Mall Co., Ltd.	178,000	5,236
iStar Financial, Inc.	110,000	5,151
Sun Hung Kai Properties Ltd.	445,000	5,149
Hypo Real Estate Holding AG	72,000	4,597
JSC Halyk Bank of Kazakhstan (GDR)[1]	128,449	3,083
JSC Halyk Bank of Kazakhstan (GDR)[1,2]	61,200	1,469
Banco Bilbao Vizcaya Argentaria, SA	173,000	4,252
Fannie Mae	50,000	2,729
JSC Kazkommertsbank (GDR)[1]	134,837	2,616
Allco Commercial REIT	2,517,000	2,141
UniCredito Italiano SpA	125,000	1,191
PT Bank Rakyat Indonesia	400,000	222
Fortis	4,600	210
TICON Property Fund	72,500	21
		165,720

MATERIALS — 16.44%
Potash Corp. of Saskatchewan Inc.	150,000	23,989
Mosaic Co.[1]	550,000	14,663
Barrick Gold Corp.	450,000	12,848
Newmont Mining Corp.	300,000	12,597
Yamana Gold Inc.	750,000	10,859
Bayer AG	166,000	10,620
Israel Chemicals Ltd.	1,500,000	10,264
E.I. du Pont de Nemours and Co.	200,000	9,886
Gold Fields Ltd.	500,000	9,255
Newcrest Mining Ltd.	391,650	7,549
K+S AG	65,000	7,157
MeadWestvaco Corp.	200,000	6,168
UPM-Kymmene Corp.	218,200	5,565
Lonmin PLC	77,000	5,033
Nitto Denko Corp.	100,000	4,701
Ivanhoe Mines Ltd.[1]	387,400	4,537
Kuraray Co., Ltd.	220,000	2,381
Evraz Group SA (GDR)	50,000	1,675
Dow Chemical Co.	31,600	1,449
Freeport-McMoRan Copper & Gold Inc.	3,015	200
		161,396

INFORMATION TECHNOLOGY — 10.88%
Microsoft Corp.	950,000	26,477
International Business Machines Corp.	175,000	16,496
Nokia Corp.	653,400	15,055
EMC Corp.[1]	747,000	10,346
Comverse Technology, Inc.[1]	310,000	6,619
Hynix Semiconductor Inc.[1]	173,540	5,978
Lite-On Technology Corp.	4,040,000	5,220
Cisco Systems, Inc.[1]	201,180	5,136
Advanced Micro Devices, Inc.[1]	350,000	4,571
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	268,760	2,889
Hon Hai Precision Industry Co., Ltd.	409,400	2,747
Nintendo Co., Ltd.	5,300	1,543
Quanta Computer Inc.	885,291	1,351
Trend Micro Inc.	40,000	1,095
Citizen Watch Co., Ltd.	113,500	1,067
Yahoo! Inc.[1]	7,400	232
		106,822

CONSUMER DISCRETIONARY — 9.96%
Grupo Televisa, SA, ordinary participation certificates (ADR)	307,000	9,149
Macquarie Communications Infrastructure Group	1,500,000	7,948
Toyota Motor Corp.	120,000	7,702
Kohl’s Corp.[1]	94,700	7,255
Ford Motor Co.	880,000	6,943
SEGA SAMMY HOLDINGS INC.	279,000	6,523
General Motors Corp.	205,000	6,281
Lowe’s Companies, Inc.	198,000	6,235
NOK Corp.	358,300	6,107
Virgin Media Inc.[1]	208,600	5,267
Truworths International Ltd.	985,000	4,813
Target Corp.	76,500	4,534
Honda Motor Co., Ltd.	111,000	3,878
Yue Yuen Industrial (Holdings) Ltd.	1,103,500	3,743
Pou Chen Corp.	3,421,874	3,661
Time Warner Inc.	150,000	2,958
Industria de Diseno Textil, SA	35,150	2,187
Pioneer Corp.	133,000	1,741
Yamaha Corp.	40,000	894
		97,819

CONSUMER STAPLES — 7.15%
Seven & I Holdings Co., Ltd.	386,000	11,780
Koninklijke Ahold NV1	952,000	11,140
Scottish & Newcastle PLC	750,000	8,882
Diageo PLC	350,000	7,094
Tesco PLC	805,000	7,041
Shoppers Drug Mart Corp.	156,500	6,945
AEON CO., LTD.	230,000	4,595
Altria Group, Inc.	50,000	4,390
Henkel KGaA, non-voting	25,000	3,700
Coca-Cola Co.	50,000	2,400
SABMiller PLC	100,000	2,195
		70,162

TELECOMMUNICATION SERVICES — 4.88%
Vodafone Group PLC	2,087,000	5,568
Vodafone Group PLC (ADR)	100,000	2,686
Koninklijke KPN NV	450,000	7,017
Telecom Italia SpA, nonvoting	2,800,000	6,938
Telekomunikacja Polska SA	750,000	6,200
AT&T Inc.	150,000	5,914
Telekom Austria AG	200,000	5,004
France Télécom SA	110,700	2,927
Verizon Communications Inc.	75,000	2,844
Tele Norte Leste Participações SA, preferred nominative	117,200	1,627
Chunghwa Telecom Co., Ltd. (ADR)	50,000	996
Hutchison Telecommunication International Ltd.[1]	75,000	152
		47,873

ENERGY — 4.75%
Oil and Gas Development Co. Ltd.	4,689,000	9,176
Oil and Gas Development Co. Ltd. (GDR)	46,200	907
Saipem SpA, Class S	312,000	9,117
Chevron Corp.	98,500	7,285
Royal Dutch Shell PLC, Class A (ADR)	55,000	3,646
Royal Dutch Shell PLC, Class A	41,500	1,382
Exxon Mobil Corp.	60,000	4,527
ConocoPhillips	53,000	3,623
Marathon Oil Corp.	30,000	2,965
Anadarko Petroleum Corp.	50,000	2,149
OAO TMK (GDR)[1,2]	54,359	1,826
		46,603

INDUSTRIALS — 4.72%
General Electric Co.	401,900	14,211
Toll Holdings Ltd.	606,842	10,079
Tyco International Ltd.	226,100	7,134
Nippon Express Co., Ltd.	1,000,000	6,282
Kubota Corp.	470,000	4,128
Ryanair Holdings PLC (ADR)[1]	83,000	3,718
UAL Corp.[1]	20,000	763
		46,315

HEALTH CARE — 4.19%
AstraZeneca PLC (United Kingdom)	104,400	5,620
AstraZeneca PLC (Sweden)	54,700	2,945
WellPoint, Inc.[1]	100,360	8,139
Novo Nordisk A/S, Class B	70,000	6,398
Schering-Plough Corp.	250,000	6,377
Roche Holding AG	30,850	5,471
UCB SA	49,000	2,855
Medtronic, Inc.	50,000	2,453
Merck & Co., Inc.	20,000	883
		41,141

UTILITIES — 2.24%
SUEZ SA	133,000	7,022
Exelon Corp.	75,000	5,153
AES Corp.[1]	235,700	5,072
E.ON AG	19,500	2,654
CLP Holdings Ltd.	150,000	1,095
Hongkong Electric Holdings Ltd.	200,000	1,027
		22,023

Total common stocks (cost: $748,064,000)		805,874

Bonds & notes — 0.49%	Principal amount (000)

CONSUMER DISCRETIONARY — 0.49%
NTL Cable PLC 9.125% 2016	$4,500	4,770

Total bonds & notes (cost: $4,725,000)		4,770

Short-term securities — 17.00%

American Honda Finance Corp. 5.22%-5.23% due 4/27-5/11/2007	21,100	20,999
Canadian Imperial Holdings Inc. 5.23% due 5/15/2007	15,000	14,903
U.S. Treasury Bills 5.13% due 4/5/2007	14,800	14,789
Svenska Handelsbanken Inc. 5.235% due 5/2/2007	8,000	7,963
Stadshypotek Delaware Inc. 5.24% due 4/20/2007[2]	5,000	4,985
Amsterdam Funding Corp. 5.26% due 4/23/2007[2]	11,900	11,860
Mont Blanc Capital Corp. 5.25% due 4/9/2007[2]	10,000	9,987
Private Export Funding Corp. 5.24% due 4/16/2007[2]	10,000	9,977
Wal-Mart Stores Inc. 5.22% due 5/14/2007[2]	10,000	9,936
Old Line Funding, LLC 5.25% due 4/5/2007[2]	8,000	7,994
Swedbank Mortgage AB 5.25% due 4/24/2007	7,800	7,773
Three Pillars Funding, LLC 5.42% due 4/2/2007[2]	7,200	7,197
Variable Funding Capital Corp. 5.245% due 5/8/2007[2]	6,500	6,464
Sheffield Receivables Corp. 5.26% due 5/25/2007[2]	6,300	6,249
Allied Irish Banks N.A. Inc. 5.25% due 4/13/2007[2]	6,200	6,188
Electricité de France 5.24% due 4/12/2007	5,000	4,991
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 4/3/2007	4,200	4,198
BASF AG 5.24% due 4/16/2007[2]	3,900	3,891
Federal Home Loan Bank 5.15% due 5/4/2007	3,600	3,583
Ciesco LLC 5.24% due 5/29/2007[2]	3,000	2,974

Total short-term securities (cost: $166,897,000)		166,901

Total investment securities (cost: $919,686,000)		977,545
Other assets less liabilities		4,092

Net assets		$981,637
1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $90,997,000, which represented 9.27% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$72,760
Gross unrealized depreciation on investment securities	(15,400)
Net unrealized appreciation on investment securities	57,360
Cost of investment securities for federal income tax purposes	920,185

Growth-Income Fund
Investment portfolio

March 31, 2007
unaudited

Common stocks — 88.84%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 20.83%
Oracle Corp.[1]	40,855,000	$740,701
Nokia Corp.	15,390,000	354,611
Nokia Corp. (ADR)	8,640,300	198,036
Intel Corp.	23,620,000	451,851
Microsoft Corp.	15,635,000	435,747
Cisco Systems, Inc.[1]	16,840,000	429,925
International Business Machines Corp.	3,625,000	341,692
Hewlett-Packard Co.	8,400,000	337,176
Google Inc., Class A1	555,000	254,279
Texas Instruments Inc.	7,700,000	231,770
eBay Inc.[1]	5,450,000	180,667
Flextronics International Ltd.[1]	15,000,000	164,100
Samsung Electronics Co., Ltd.	205,154	122,809
Maxim Integrated Products, Inc.	4,100,000	120,540
Linear Technology Corp.	3,500,000	110,565
Yahoo! Inc.[1]	3,400,000	106,386
Taiwan Semiconductor Manufacturing Co. Ltd.	45,853,645	94,105
Xilinx, Inc.	3,353,354	86,282
Hoya Corp.	2,550,000	84,762
Symantec Corp.[1]	4,600,000	79,580
Seagate Technology	3,300,000	76,890
ASML Holding NV1	3,000,000	74,180
Applied Materials, Inc.	4,000,000	73,280
Automatic Data Processing Inc. W/I1,2	1,455,000	63,256
First Data Corp.	2,350,000	63,215
Analog Devices, Inc.	1,750,000	60,357
KLA-Tencor Corp.	950,000	50,654
Advanced Micro Devices, Inc.[1]	3,750,000	48,975
Dell Inc.[1]	2,000,000	46,420
Micron Technology, Inc.[1]	3,500,000	42,280
Western Union Co.	1,850,000	40,607
Microchip Technology Inc.	820,000	29,135
CDW Corp.	350,000	21,500
Jabil Circuit, Inc.	1,000,000	21,410
EMC Corp.[1]	1,475,000	20,429
Solectron Corp.[1]	6,000,000	18,900
Altera Corp.[1]	700,000	13,993
Sanmina-SCI Corp.[1]	2,250,000	8,145
		5,699,210

HEALTH CARE — 12.76%
Abbott Laboratories	4,706,800	262,639
Cardinal Health, Inc.	3,500,000	255,325
Aetna Inc.	5,700,000	249,603
Roche Holding AG	1,355,000	240,288
WellPoint, Inc.[1]	2,750,000	223,025
Medtronic, Inc.	4,450,000	218,317
Bristol-Myers Squibb Co.	7,860,000	218,194
AstraZeneca PLC (ADR)	3,395,150	182,150
AstraZeneca PLC (Sweden)	392,000	21,105
Eli Lilly and Co.	3,735,000	200,607
Amgen Inc.[1]	3,272,200	182,851
Merck & Co., Inc.	3,500,000	154,595
St. Jude Medical, Inc.[1]	4,000,000	150,440
CIGNA Corp.	1,000,000	142,660
Pfizer Inc	5,260,000	132,868
Schering-Plough Corp.	4,994,800	127,417
Novo Nordisk A/S, Class B	1,266,500	115,750
Medco Health Solutions, Inc.[1]	1,400,000	101,542
Smith & Nephew PLC	7,639,700	97,165
Biogen Idec Inc.[1]	1,800,000	79,884
Forest Laboratories, Inc.[1]	818,300	42,093
Boston Scientific Corp.[1]	2,768,324	40,251
McKesson Corp.	500,000	29,270
Johnson & Johnson	200,000	12,052
Kinetic Concepts, Inc.[1]	150,000	7,596
FoxHollow Technologies, Inc.[1]	145,000	3,029
		3,490,716

FINANCIALS — 12.56%
American International Group, Inc.	8,100,000	544,482
Citigroup Inc.	10,425,000	535,219
Fannie Mae	9,688,500	528,798
Bank of America Corp.	5,380,000	274,488
Capital One Financial Corp.	3,099,900	233,918
J.P. Morgan Chase & Co.	4,147,900	200,675
Bank of New York Co., Inc.	3,575,000	144,966
St. Paul Travelers Companies, Inc.	2,800,000	144,956
Freddie Mac	2,265,000	134,745
Washington Mutual, Inc.	2,440,550	98,549
XL Capital Ltd., Class A	1,380,000	96,545
HSBC Holdings PLC (ADR)	1,086,050	95,366
Marsh & McLennan Companies, Inc.	2,955,000	86,552
Wachovia Corp.	1,330,419	73,240
Wells Fargo & Co.	1,840,000	63,351
Genworth Financial, Inc., Class A	1,800,000	62,892
Banco Santander Central Hispano, SA	3,150,000	56,279
Allstate Corp.	635,000	38,138
UnumProvident Corp.	1,000,000	23,030
		3,436,189

CONSUMER DISCRETIONARY — 10.72%
Lowe’s Companies, Inc.	16,660,000	524,623
Target Corp.	6,060,700	359,157
News Corp., Class A	10,815,200	250,047
Time Warner Inc.	9,500,000	187,340
Carnival Corp., units	3,982,100	186,601
Magna International Inc., Class A	2,295,100	172,385
Expedia, Inc.[1]	5,741,000	133,076
Carnival PLC	2,750,000	132,594
Royal Caribbean Cruises Ltd.	2,770,000	116,783
Harley-Davidson, Inc.	1,850,000	108,688
Vivendi SA	2,600,000	105,770
Walt Disney Co.	3,000,000	103,290
Best Buy Co., Inc.	1,673,200	81,518
VF Corp.	800,000	66,096
XM Satellite Radio Holdings Inc., Class A1	5,100,000	65,892
Mattel, Inc.	1,780,900	49,099
Gentex Corp.	3,000,000	48,750
Home Depot, Inc.	1,200,000	44,088
Ross Stores, Inc.	1,200,000	41,280
E.W. Scripps Co., Class A	900,000	40,212
IAC/InterActiveCorp[1]	1,045,000	39,407
Kohl’s Corp.[1]	428,800	32,850
ServiceMaster Co.	2,020,000	31,088
Toyota Motor Corp.	200,000	12,837
		2,933,471

INDUSTRIALS — 8.60%
General Electric Co.	14,450,000	510,952
Tyco International Ltd.	11,445,300	361,099
United Technologies Corp.	4,075,000	264,875
United Parcel Service, Inc., Class B	3,341,100	234,211
Avery Dennison Corp.	2,815,000	180,892
Norfolk Southern Corp.	3,326,500	168,321
General Dynamics Corp.	2,100,000	160,440
Waste Management, Inc.	2,150,000	73,982
Pitney Bowes Inc.	1,552,200	70,454
Illinois Tool Works Inc.	1,180,600	60,919
Emerson Electric Co.	1,400,000	60,326
Lockheed Martin Corp.	600,000	58,212
Ingersoll-Rand Co. Ltd., Class A	1,290,000	55,947
Southwest Airlines Co.	2,600,000	38,220
Allied Waste Industries, Inc.[1]	2,536,800	31,938
Union Pacific Corp.	150,000	15,233
Siemens AG	70,000	7,491
		2,353,512

ENERGY — 8.48%
Schlumberger Ltd.	6,356,000	439,200
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	132,600
Royal Dutch Shell PLC, Class B (ADR)	1,790,391	119,258
Royal Dutch Shell PLC, Class B	139,816	4,655
Marathon Oil Corp.	2,560,000	253,005
Chevron Corp.	2,563,200	189,574
Baker Hughes Inc.	2,659,000	175,840
Halliburton Co.	5,280,000	167,587
Petro-Canada	3,760,000	147,275
ConocoPhillips	1,900,000	129,865
Husky Energy Inc.	1,800,000	125,955
Murphy Oil Corp.	2,000,000	106,800
Devon Energy Corp.	1,340,000	92,755
EOG Resources, Inc.	1,300,000	92,742
Exxon Mobil Corp.	1,150,000	86,768
Hess Corp.	1,000,000	55,470
		2,319,349

CONSUMER STAPLES — 6.69%
PepsiCo, Inc.	4,500,000	286,020
Altria Group, Inc.	2,975,000	261,235
Molson Coors Brewing Co., Class B	2,215,000	209,583
Avon Products, Inc.	5,400,000	201,204
Wal-Mart Stores, Inc.	3,470,000	162,917
Walgreen Co.	2,818,800	129,355
Nestlé SA	250,000	97,585
Wm. Wrigley Jr. Co.	1,800,000	91,674
L’Oréal SA	820,000	89,624
Sara Lee Corp.	5,000,000	84,600
Kraft Foods Inc., Class A	2,400,000	75,984
Kellogg Co.	1,250,000	64,288
ConAgra Foods, Inc.	2,000,000	49,820
Kimberly-Clark Corp.	280,000	19,177
Coca-Cola Co.	150,000	7,200
		1,830,266

TELECOMMUNICATION SERVICES — 3.93%
AT&T Inc.	10,273,750	405,094
Sprint Nextel Corp., Series 1	11,600,000	219,936
Telephone and Data Systems, Inc., Special Common Shares	1,900,000	106,210
Telephone and Data Systems, Inc.	1,650,000	98,373
Qwest Communications International Inc.[1]	19,100,900	171,717
Verizon Communications Inc.	1,500,000	56,880
Vodafone Group PLC	6,000,000	16,006
		1,074,216

MATERIALS — 2.06%
Air Products and Chemicals, Inc.	2,660,000	196,734
Barrick Gold Corp.	2,550,000	72,803
International Paper Co.	1,950,000	70,980
E.I. du Pont de Nemours and Co.	1,300,000	64,259
Alcoa Inc.	1,500,000	50,850
Sealed Air Corp.	1,420,000	44,872
Weyerhaeuser Co.	525,000	39,239
Bowater Inc.	723,000	17,222
MeadWestvaco Corp.	258,200	7,963
		564,922

UTILITIES — 1.14%
Dominion Resources, Inc.	1,250,000	110,963
Exelon Corp.	1,185,000	81,421
FirstEnergy Corp.	650,000	43,056
FPL Group, Inc.	600,000	36,702
Duke Energy Corp.	1,165,000	23,638
American Electric Power Co., Inc.	345,900	16,863
		312,643

MISCELLANEOUS — 1.07%
Other common stocks in initial period of acquisition		293,255

Total common stocks (cost: $18,980,284,000)		24,307,749

Convertible securities — 0.03%	Principal amount (000)

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		7,310

Total convertible securities (cost: $7,008,000)		7,310

Bonds & notes — 0.05%

CONSUMER DISCRETIONARY — 0.05%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	$13,300	13,483

Total bonds & notes (cost: $12,547,000)		13,483

Short-term securities — 11.07%

Johnson & Johnson 5.18% due 4/2-6/12/2007[3]	252,500	251,288
Variable Funding Capital Corp. 5.21%-5.26% due 4/5-5/11/2007[3]	249,950	249,160
Federal Home Loan Bank 5.13%-5.18% due 4/4-5/16/2007	244,864	244,261
Procter & Gamble International Funding S.C.A. 5.21%-5.23% due 4/3-6/1/2007[3]	228,100	227,285
Jupiter Securitization Co., LLC 5.22%-5.23% due 4/10-5/14/2007[3]	128,092	127,802
Park Avenue Receivables Co., LLC 5.21%-5.26% due 5/7-6/6/07[3]	91,600	90,803
Bank of America Corp. 5.20%-5.235% due 5/21-6/27/2007	200,200	198,442
Ranger Funding Co. LLC 5.25% due 4/18/2007[3]	10,600	10,572
Coca-Cola Co. 5.18%-5.21% due 4/16-5/24/2007[3]	168,000	166,986
Atlantic Industries 5.18% due 6/1/2007[3]	25,000	24,781
Clipper Receivables Co., LLC 5.23%-5.24% due 4/9-4/26/2007[3]	168,400	168,016
Wal-Mart Stores Inc. 5.18%-5.22% due 4/3-7/31/2007[3]	167,170	165,653
IBM Corp. 5.22%-5.23% due 4/27-6/1/2007[3]	91,200	90,643
IBM Capital Inc. 5.195% due 6/18/2007[3]	50,000	49,437
Freddie Mac 5.135%-5.16% due 4/16-6/4/2007	110,004	109,187
3M Co. 5.175%-5.20% due 5/25-6/8/2007	85,500	84,775
CIT Group, Inc. 5.21%-5.23% due 5/1-5/24/2007[3]	75,000	74,590
Caterpillar Financial Services Corp. 5.20%-5.23% due 5/17-6/7/2007	75,000	74,329
Private Export Funding Corp. 5.21%-5.22% due 4/25-5/22/2007[3]	53,000	52,666
Union Bank of California, N.A. 5.285% due 4/25/2007	50,000	50,000
CAFCO, LLC 5.25% due 4/13/2007[3]	50,000	49,905
Three Pillars Funding, LLC 5.26% due 4/20/2007[3]	36,700	36,593
Federal Farm Credit Banks 5.13% due 4/2/2007	36,000	35,990
Anheuser-Busch Cos. Inc. 5.18%-5.19% due 4/18-4/19/2007[3]	32,600	32,511
Fannie Mae 5.135% due 4/4/2007	31,467	31,449
Triple-A One Funding Corp. 5.27% due 4/17/2007[3]	31,012	30,935
Netjets Inc. 5.20%-5.22% due 5/8-6/1/2007[3]	27,500	27,309
United Technologies Corp. 5.22% due 4/24/2007[3]	25,000	24,913
Merck & Co. Inc. 5.20% due 4/27/2007	25,000	24,902
McCormick & Co., Inc. 5.19% due 5/14/2007[3]	25,000	24,841
Brown-Forman Corp. 5.23% due 5/17/2007[3]	25,000	24,836
HSBC Finance Corp. 5.21% due 5/18/2007	25,000	24,833
Harvard University 5.19% due 5/21/2007	25,000	24,816
Edison Asset Securitization LLC 5.23% due 4/3/2007[3]	22,200	22,191
Harley-Davidson Funding Corp. 5.20% due 4/25-4/27/2007[3]	21,600	21,520
Illinois Tool Works Inc. 5.21% due 4/4/2007	20,000	19,988
Hershey Co. 5.19% due 4/20/2007[3]	17,700	17,649
International Lease Finance Corp. 5.22% due 5/18/2007	17,200	17,078
Scripps (E.W.) Co. 5.21% due 4/24/2007[3]	15,300	15,247
Wm. Wrigley Jr. Co. 5.20% due 6/15/2007[3]	10,000	9,892

Total short-term securities (cost: $3,027,878,000)		3,028,074

Total investment securities (cost: $22,027,717,000)		27,356,616
Other assets less liabilities		2,280

Net assets		$27,358,896
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $63,256,000.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,088,024,000, which represented 7.63% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$5,630,705
Gross unrealized depreciation on investment securities	(322,042)
Net unrealized appreciation on investment securities	5,308,663
Cost of investment securities for federal income tax purposes	22,047,953

Asset Allocation Fund
Investment portfolio

March 31, 2007
unaudited

Common stocks — 67.92%	Shares	Market value (000)

FINANCIALS — 11.52%
Fannie Mae	3,220,000	$175,748
Freddie Mac	1,450,000	86,260
JPMorgan Chase Co.	1,500,000	72,570
Société Générale	375,000	64,877
Bank of America Corp.	1,250,000	63,775
Citigroup Inc.	1,200,000	61,608
Allied Irish Banks, PLC	1,815,000	53,884
Mellon Financial Corp.	1,200,000	51,768
Marshall & Ilsley Corp.	1,000,000	46,310
State Street Corp.	700,000	45,325
HSBC Holdings PLC (ADR)	500,000	43,905
AMP Ltd.	4,925,000	41,459
Commerce Bancorp, Inc.	1,000,000	33,380
Allstate Corp.	540,000	32,432
T. Rowe Price Group, Inc.	600,000	28,314
		901,615

ENERGY — 9.49%
Suncor Energy Inc.	1,962,528	149,569
Schlumberger Ltd.	2,059,800	142,332
Chevron Corp.	1,234,328	91,291
Petro-Canada	2,150,000	84,213
Rosetta Resources Inc.[1,2,3]	2,970,000	61,004
Marathon Oil Corp.	600,000	59,298
Cameco Corp.	1,200,000	49,241
Royal Dutch Shell PLC, Class A (ADR)	600,000	39,780
Arch Coal, Inc.	1,000,000	30,690
CONSOL Energy Inc.	395,000	15,457
Murphy Oil Corp.	200,000	10,680
Energy XXI Acquisition Corp. (Bermuda) Ltd.[1,2]	1,108,618	5,155
CNX Gas Corp.[1,2]	125,000	3,541
		742,251

INFORMATION TECHNOLOGY — 8.94%
Microsoft Corp.	5,500,000	153,285
Nokia Corp. (ADR)	3,000,000	68,760
Hewlett-Packard Co.	1,500,000	60,210
International Business Machines Corp.	600,000	56,556
Oracle Corp.[2]	3,000,000	54,390
Cisco Systems, Inc.[2]	2,000,000	51,060
Avnet, Inc.[2]	1,400,000	50,596
Intel Corp.	2,500,000	47,825
Yahoo! Inc.[2]	1,500,000	46,935
Applied Materials, Inc.	2,500,000	45,800
Symantec Corp.[2]	2,000,000	34,600
CDW Corp.	300,000	18,429
DataPath, Inc.[1,2]	1,193,063	11,334
		699,780

HEALTH CARE — 8.64%
Medtronic, Inc.	2,450,000	120,197
Endo Pharmaceuticals Holdings Inc.[2]	2,500,000	73,500
Cardinal Health, Inc.	1,000,000	72,950
Eli Lilly and Co.	1,200,000	64,452
Bristol-Myers Squibb Co.	2,000,000	55,520
Roche Holding AG	300,000	53,200
Pfizer Inc	2,000,000	50,520
AstraZeneca PLC (ADR)	700,000	37,555
AstraZeneca PLC (Sweden)	106,000	5,707
CIGNA Corp.	300,000	42,798
Abbott Laboratories	750,000	41,850
Johnson & Johnson	500,000	30,130
Amgen Inc.[2]	500,000	27,940
		676,319

CONSUMER DISCRETIONARY — 6.58%
Lowe’s Companies, Inc.	3,810,000	119,977
Johnson Controls, Inc.	800,000	75,696
Kohl’s Corp.[2]	900,000	68,949
Target Corp.	1,150,000	68,149
Carnival Corp., units	1,200,000	56,232
Toyota Motor Corp.	800,000	51,347
Best Buy Co., Inc.	705,350	34,365
Magna International Inc., Class A	320,000	24,035
Harrah’s Entertainment, Inc.	191,100	16,138
		514,888

INDUSTRIALS — 6.10%
Boeing Co.	1,650,000	146,701
Deere & Co.	640,000	69,530
General Electric Co.	1,700,000	60,112
Raytheon Co.	1,040,000	54,558
Mitsubishi Corp.	2,000,000	46,502
UAL Corp.[2]	1,002,469	38,264
AMR Corp.[2]	1,000,000	30,450
Grafton Group PLC, units[2]	1,760,000	26,479
DigitalGlobe Inc.[1,2,4]	1,225,858	4,903
Delta Air Lines, Inc.[2]	48,101	13
		477,512

MATERIALS — 5.88%
BHP Billiton Ltd.	4,615,000	111,761
Newmont Mining Corp.	2,165,000	90,909
Alcoa Inc.	2,000,000	67,800
Sealed Air Corp.	2,000,000	63,200
E.I. du Pont de Nemours and Co.	1,000,000	49,430
Rio Tinto PLC	715,000	40,851
Weyerhaeuser Co.	480,000	35,875
		459,826

CONSUMER STAPLES — 4.65%
Altria Group, Inc.	1,800,000	158,058
Altria Group, Inc.[2,5]	500,000	32,945
C&C Group PLC	4,276,205	65,020
PepsiCo, Inc.	600,000	38,136
General Mills, Inc.	600,000	34,932
Walgreen Co.	750,000	34,418
		363,509

TELECOMMUNICATION SERVICES — 1.82%
Verizon Communications Inc.	1,200,000	45,504
Sprint Nextel Corp., Series 1	2,000,000	37,920
Telephone and Data Systems, Inc., Special Common Shares	575,000	32,143
KDDI Corp.	3,400	27,199
		142,766

UTILITIES — 1.35%
Reliant Energy, Inc.[2]	4,000,000	81,280
KGen Power Corp.[1,2]	1,339,516	24,111
		105,391

MISCELLANEOUS — 2.95%
Other common stocks in initial period of acquisition		230,720

Total common stocks (cost: $4,001,746,000)		5,314,577

Preferred stocks — 0.20%

FINANCIALS — 0.20%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[6]	4,925,000	5,092
Sumitomo Mitsui Banking Corp. 6.078%[1,6]	2,600,000	2,618
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[1,6]	2,250,000	2,343
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,6]	250,000	263
BNP Paribas 5.186% noncumulative[1,6]	2,500,000	2,398
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,6]	1,755,000	1,811
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	60,000	1,581

Total preferred stocks (cost: $15,433,000)		16,106

Rights & warrants — 0.01%

INDUSTRIALS — 0.01%
Raytheon Co., warrants, expire 2011[2]	35,727	620

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 2010[1,2,4]	2,250	0

Total rights & warrants (cost: $559,000)		620

	Principal amount	Market value
Bonds & notes — 23.51%	(000)	(000)

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 8.31%
U.S. Treasury 3.375% 2008	$6,500	$6,366
U.S. Treasury 5.625% 2008[7]	35,000	35,287
U.S. Treasury 3.875% 2010	164,000	160,605
U.S. Treasury 4.875% 2012	150,000	152,367
U.S. Treasury 4.25% 2013	61,000	59,970
U.S. Treasury 7.25% 2016	2,000	2,380
U.S. Treasury 9.25% 2016	5,000	6,656
U.S. Treasury 8.875% 2017	20,000	26,747
U.S. Treasury 7.875% 2021	12,000	15,585
U.S. Treasury 6.625% 2027	35,000	42,465
U.S. Treasury 5.25% 2029	35,000	36,553
U.S. Treasury 4.50% 2036	35,000	33,004
Federal Home Loan Bank 5.125% 2013	30,000	30,273
Federal Home Loan Bank 5.625% 2016	17,375	17,881
Fannie Mae 5.25% 2012	10,000	10,099
Fannie Mae 6.25% 2029	5,375	6,047
Freddie Mac 4.875% 2008	4,670	4,657
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	2,968
		649,910

MORTGAGE-BACKED OBLIGATIONS[8]— 5.92%
Fannie Mae 7.00% 2009	25	25
Fannie Mae 4.89% 2012	10,000	9,889
Fannie Mae 4.00% 2015	6,843	6,616
Fannie Mae 5.50% 2017	2,781	2,794
Fannie Mae 5.00% 2018	7,172	7,084
Fannie Mae 5.50% 2020	13,390	13,444
Fannie Mae 6.00% 2021	670	682
Fannie Mae 6.00% 2021	489	498
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	5,000	4,878
Fannie Mae 6.00% 2026	4,356	4,404
Fannie Mae 5.50% 2033	9,849	9,778
Fannie Mae 5.50% 2033	6,001	5,952
Fannie Mae 4.50% 2035	19,176	18,025
Fannie Mae 4.50% 2035	4,457	4,189
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	963	722
Fannie Mae 5.50% 2036	4,597	4,550
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,520	3,599
Fannie Mae 6.50% 2036	3,600	3,674
Fannie Mae 5.50% 2037	18,096	17,903
Fannie Mae 6.00% 2037	45,615	45,980
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	891	918
Freddie Mac 6.50% 2016	939	960
Freddie Mac 5.00% 2018	2,525	2,493
Freddie Mac 6.00% 2026	23,960	24,237
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	950	987
Freddie Mac 5.00% 2035	3,326	3,218
Freddie Mac 6.00% 2036	11,312	11,402
Freddie Mac, Series 3233, Class PA, 6.00% 2036	6,306	6,414
Freddie Mac 6.00% 2036	1,493	1,505
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	3,790	3,649
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	7,062	6,922
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	7,155	7,071
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.674% 2036[6]	6,925	6,997
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	6,451	6,323
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	11,153	11,195
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	4,513	4,510
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	3,860	3,784
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	8,384	8,419
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.261% 2036[6]	5,747	5,849
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	16,190	15,799
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.954% 2036[6]	9,022	9,068
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[6]	6,686	6,716
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	2,063	2,022
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,250	3,280
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,021	2,019
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	1,366	1,370
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,224
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	5,910	5,849
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,854
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037[6]	12,000	12,099
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	9,240	9,103
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.655% 2035[6]	7,487	7,515
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.955% 2036[6]	860	868
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	6,816	6,813
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[1]	3,800	3,788
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1]	1,800	1,807
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1]	700	703
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,049
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,198
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	4,000	4,029
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044	2,000	2,002
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,655
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1]	4,000	4,041
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1]	335	337
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1]	335	336
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1]	335	336
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1]	335	337
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	5,000	5,055
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	5,127	5,029
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[6]	962	949
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.561% 2034[6]	3,546	3,515
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	4,456	4,453
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.944% 2036[6]	4,189	4,215
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	3,965	3,983
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[6]	4,000	3,937
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	3,791	3,789
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,495
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[1]	2,000	2,016
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1]	1,460	1,476
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.97% 2034[6]	2,320	2,293
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,173	2,196
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1]	1,844	2,028
Residential Asset Mortgage Products, Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,000	1,961
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019	1,904	1,866
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[6]	1,455	1,446
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,464	1,439
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,005	1,060
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,056
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 2027[1,6]	525	526
Government National Mortgage Assn. 8.50% 2021	75	81
		463,620

CONSUMER DISCRETIONARY — 2.16%
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	6,250	6,500
Charter Communications Operating, LLC, Term Loan Facilities B, 7.33% 2014[6,8]	3,050	3,042
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	2,750	2,877
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	2,240	2,335
General Motors Corp. 7.20% 2011	1,865	1,776
General Motors Corp. 7.125% 2013	5,380	5,044
Comcast Cable Communications, Inc. 6.875% 2009	4,000	4,143
Comcast Corp. 5.85% 2015	2,000	2,034
American Media Operations, Inc., Series B, 10.25% 2009	2,850	2,708
American Media Operations, Inc. 8.875% 2011	1,715	1,565
Cox Communications, Inc. 7.875% 2009	4,000	4,240
Univision Communications Inc. 9.75% 2015[1,9]	4,190	4,195
LBI Media, Inc. 10.125% 2012	3,900	4,115
Fisher Communications, Inc. 8.625% 2014	3,750	4,036
Pulte Homes, Inc. 4.875% 2009	3,000	2,958
Pulte Homes, Inc. 7.875% 2011	1,000	1,074
William Lyon Homes, Inc. 10.75% 2013	3,200	3,104
William Lyon Homes, Inc. 7.50% 2014	1,000	880
Hanesbrands Inc. 8.735% 2014[1,6]	3,635	3,721
Michaels Stores, Inc., Term Loan B, 8.125% 2013[6,8]	977	986
Michaels Stores, Inc. 10.00% 2014[1]	2,500	2,688
CanWest Media Inc., Series B, 8.00% 2012	3,477	3,616
AOL Time Warner Inc. 7.625% 2031	3,125	3,522
MGM MIRAGE 6.00% 2009	1,575	1,585
MGM MIRAGE 6.75% 2013	870	868
MGM MIRAGE 6.625% 2015	925	893
Technical Olympic USA, Inc. 9.00% 2010	585	548
Technical Olympic USA, Inc. 10.375% 2012	3,665	2,785
Young Broadcasting Inc. 10.00% 2011	3,367	3,333
Tenneco Automotive Inc. 8.625% 2014	3,115	3,263
Cablevision Systems Corp., Series B, 8.00% 2012	3,150	3,213
Neiman Marcus Group, Inc. 9.00% 2015[9]	2,900	3,190
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,250	3,120
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,100	3,085
Seneca Gaming Corp. 7.25% 2012	2,100	2,124
Seneca Gaming Corp. 7.25% 2012	950	961
Radio One, Inc., Series B, 8.875% 2011	1,935	2,005
Radio One, Inc. 6.375% 2013	950	922
Riddell Bell Holdings Inc. 8.375% 2012	2,925	2,903
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,650	2,776
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,470	1,422
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,250	1,144
Education Management LLC and Education Management Finance Corp. 10.25% 2016	2,345	2,556
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,415
Warner Music Group 7.375% 2014	2,500	2,394
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,363
NTL Cable PLC 8.75% 2014	2,250	2,351
Goodyear Tire & Rubber Co. 8.625% 2011[1]	2,175	2,349
Linens ’n Things, Inc. 10.985% 2014[6]	2,500	2,338
WDAC Intermediate Corp. 8.375% 2014[1]	1,675	1,792
WDAC Intermediate Corp. 8.50% 2014	€375	539
Mediacom Broadband LLC and Medicom Broadband Corp. 8.50% 2015[1]	$2,250	2,312
Burlington Coat Factory Warehouse Corp. 11.125% 2014	2,250	2,306
Vidéotron Ltée 6.875% 2014	1,225	1,243
Vidéotron Ltée 6.375% 2015	1,000	988
DaimlerChrysler North America Holding Corp. 7.20% 2009	1,000	1,044
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,083
Bon-Ton Department Stores, Inc. 10.25% 2014	1,950	2,104
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,098
Grupo Posadas, SA de CV 8.75% 2011[1]	2,000	2,080
Gaylord Entertainment Co. 8.00% 2013	2,000	2,058
Sun Media Corp. 7.625% 2013	2,000	2,040
AMC Entertainment Inc., Series B, 11.00% 2016	1,700	1,944
Sealy Mattress Co. 8.25% 2014	1,800	1,904
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,842
Mohegan Tribal Gaming Authority 6.375% 2009	1,280	1,280
Mohegan Tribal Gaming Authority 7.125% 2014	500	510
Meritage Homes Corp. 6.25% 2015	1,725	1,565
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[1]	1,475	1,523
Iesy Repository GmbH 10.125% 2015	€1,000	1,476
Ford Motor Co. 6.50% 2018	$1,587	1,274
Beazer Homes USA, Inc. 6.875% 2015	1,350	1,212
News America Inc. 5.30% 2014	1,165	1,157
Delphi Corp. 6.50% 2013[10]	985	1,076
Boyd Gaming Corp. 7.75% 2012	1,000	1,037
Standard Pacific Corp. 7.00% 2015	910	817
Carmike Cinemas, Inc., Term Loan B, 8.59% 2012[6,8]	471	475
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	375	380
Stoneridge, Inc. 11.50% 2012	2	2
		169,226

FINANCIALS — 1.57%
Washington Mutual, Inc. 5.25% 2017	2,000	1,905
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,6]	7,300	7,207
International Lease Finance Corp. 4.35% 2008	1,500	1,484
International Lease Finance Corp. 4.50% 2008	2,000	1,982
International Lease Finance Corp. 5.00% 2012	1,500	1,488
American International Group, Inc., Series A-1, 6.25% 2087[6]	3,250	3,174
UniCredito Italiano SpA 5.584% 2017[1,6]	3,500	3,551
HVB Funding Trust I 8.741% 2031[1]	900	1,153
HVB Funding Trust III 9.00% 2031[1]	1,600	2,059
HBOS PLC, Series B, 5.92% (undated)[1,6]	6,500	6,380
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	2,005
Prudential Holdings, LLC, Series C, 8.695% 2023[1,8]	3,000	3,786
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,924
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,983
Ambac Financial Group, Inc. 6.15% 2087	5,000	4,722
BOI Capital Funding (No. 2) LP 5.571% (undated)[1,6]	4,500	4,404
iStar Financial, Inc. 6.05% 2015	4,000	4,006
Monumental Global Funding III 5.56% 2014[1,6]	4,000	4,000
Lehman Brothers Holdings Inc., Series H, 5.50% 2016	4,000	3,984
Residential Capital Corp. 6.375% 2010	1,000	1,000
Residential Capital Corp. 6.00% 2011	3,000	2,962
TuranAlem Finance BV 8.50% 2015	2,000	2,037
TuranAlem Finance BV 8.25% 2037[1]	1,750	1,759
AXA SA 6.379% (undated)[1,6]	3,650	3,515
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[1]	3,500	3,411
Liberty Mutual Group Inc. 6.50% 2035[1]	1,335	1,297
Liberty Mutual Group Inc. 7.50% 2036[1]	1,750	1,875
Fifth Third Capital Trust IV 6.50% 2067[6]	3,000	2,988
Plum Creek Timberlands, LP 5.875% 2015	3,000	2,986
E*TRADE Financial Corp. 7.875% 2015	2,560	2,774
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	2,560	2,677
ACE Capital Trust II 9.70% 2030	2,000	2,668
CNA Financial Corp. 7.25% 2023	2,425	2,576
FelCor Lodging LP 8.50% 2011[6]	2,072	2,230
Rouse Co. 6.75% 2013[1]	2,175	2,227
Simon Property Group, LP 5.875% 2017	2,000	2,056
Merrill Lynch & Co., Inc. 6.11% 2037	2,100	2,043
Glen Meadow Pass Through Trust 6.505% 2067[1,6]	2,000	2,027
National Westminster Bank PLC 7.75% (undated)[6]	2,000	2,019
Ford Motor Credit Co. 7.375% 2011	2,000	1,969
PNC Funding Corp., Series II, 6.113% (undated)[1,6]	1,800	1,790
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,6]	1,780	1,756
Assurant, Inc. 5.625% 2014	1,500	1,501
Hospitality Properties Trust 6.75% 2013	1,000	1,054
Brandywine Operating Partnership, LP 5.75% 2012	1,000	1,016
ProLogis 5.625% 2015	1,000	1,010
Federal Realty Investment Trust 6.125% 2007	1,000	1,003
Resona Bank, Ltd. 5.85% (undated)[1,6]	1,000	997
Lazard Group LLC 7.125% 2015	880	929
Standard Chartered PLC 6.409% (undated)[1,6]	100	99
		122,448

INDUSTRIALS — 1.08%
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[1]	3,500	3,833
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[1,11]	2,800	1,974
Allied Waste North America, Inc., Series B, 5.75% 2011	750	735
Allied Waste North America, Inc., Series B, 6.125% 2014	750	733
Allied Waste North America, Inc., Series B, 7.375% 2014	3,890	3,968
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,8]	4,168	4,325
ARAMARK Corp., Term Loan B, 7.445% 2014[6,8]	2,912	2,919
ARAMARK Corp. 8.50% 2015[1]	1,125	1,176
ARAMARK Corp. 8.86% 2015[1,6]	200	206
DRS Technologies, Inc. 6.875% 2013	2,100	2,132
DRS Technologies, Inc. 6.625% 2016	850	863
DRS Technologies, Inc. 7.625% 2018	1,025	1,071
THL Buildco, Inc. 8.50% 2014	3,730	3,646
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	3,278	3,507
Northwest Airlines, Inc., Term Loan B, 8.85% 2013[6,8]	1,130	1,134
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[6,8]	2,350	2,350
Goodman Global Holdings, Inc., Series B, 7.875% 2012	3,210	3,242
K&F Industries, Inc. 7.75% 2014	2,975	3,176
TFM, SA de CV 9.375% 2012	2,500	2,700
TFM, SA de CV 12.50% 2012	435	468
Raytheon Co. 4.85% 2011	3,000	2,970
Hawker Beechcraft 8.50% 2015[1]	525	547
Hawker Beechcraft 8.875% 2015[1,9]	1,675	1,736
Hawker Beechcraft 9.75% 2017[1]	350	367
TransDigm Inc. 7.75% 2014	2,500	2,594
Standard Aero Holdings, Inc. 8.25% 2014	2,375	2,559
Hertz Corp. 10.50% 2016	2,125	2,428
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[8]	1,490	1,622
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[8]	706	698
Williams Scotsman, Inc. 8.50% 2015	2,200	2,316
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	2,167	2,286
Waste Management, Inc. 6.875% 2009	2,000	2,063
USG Corp. 6.30% 2016[1]	2,000	2,018
General Electric Capital Corp., Series A, 5.00% 2007	2,000	1,999
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	710	751
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	1,112	1,168
Accuride Corp. 8.50% 2015	1,740	1,762
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,754
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[8]	163	164
United Air Lines, Inc., Series 1995-A1, 9.02% 2012[8,10]	809	468
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[8]	373	378
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[8,10]	1,686	657
Ashtead Group PLC 8.625% 2015[1]	550	578
Ashtead Capital, Inc. 9.00% 2016[1]	900	963
ACIH, Inc. 0%/11.50% 2012[1,11]	1,815	1,534
RSC Equipment Rental, Second Lien Term Loan B, 8.85% 2013[6,8]	1,125	1,150
Mobile Storage Group, Inc. 9.75% 2014[1]	1,025	1,089
General Dynamics Corp. 4.50% 2010	1,000	987
Alion Science and Technology 10.25% 2015[1]	685	709
		84,473

TELECOMMUNICATION SERVICES — 0.89%
American Tower Corp. 7.125% 2012	7,840	8,114
American Tower Corp. 7.50% 2012	250	261
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	1,500	1,599
American Cellular Corp., Series B, 10.00% 2011	370	394
Dobson Cellular Systems, Inc. 9.875% 2012	1,250	1,369
Dobson Communications Corp. 8.875% 2013	1,750	1,811
American Cellular Corp., Term Loan B, 7.35% 2014[6,8]	1,450	1,457
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,600
Centennial Communications Corp. 11.11% 2013[6]	1,000	1,058
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[6]	3,600	3,735
Windstream Corp. 8.125% 2013	4,325	4,703
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,396
Windstream Corp. 8.625% 2016	150	165
SBC Communications Inc. 4.125% 2009	2,250	2,201
BellSouth Corp. 4.20% 2009	3,000	2,939
SBC Communications Inc. 5.10% 2014	1,125	1,101
Triton PCS, Inc. 8.50% 2013	5,800	6,003
Verizon Communications Inc. 5.50% 2017	5,050	5,021
Intelsat (Bermuda), Ltd. 8.25% 2013	2,880	3,017
Intelsat Corp. 9.00% 2016[1]	1,750	1,936
Qwest Capital Funding, Inc. 7.25% 2011	2,550	2,623
Qwest Communications International Inc., Series B, 7.50% 2014	1,500	1,553
Nextel Communications, Inc., Series E, 6.875% 2013	3,250	3,333
Cricket Communications, Inc. 9.375% 2014[1]	3,125	3,328
Rural Cellular Corp. 9.75% 2010	1,500	1,553
Rural Cellular Corp. 11.11% 2012[6]	1,300	1,358
Millicom International Cellular SA 10.00% 2013	2,010	2,211
Level 3 Financing, Inc. 9.25% 2014[1]	2,125	2,194
Hawaiian Telcom Communications, Inc. 9.75% 2013	1,720	1,789
Hawaiian Telcom Communications, Inc. 10.889% 2013[6]	175	179
		70,001

MATERIALS — 0.65%
C8 Capital (SPV) Ltd. 6.64% (undated)[1,6]	2,000	1,983
C10 Capital (SPV) Ltd. 6.722% (undated)[1,6]	5,585	5,518
Covalence Specialty Materials Corp. 10.25% 2016[1]	3,175	3,191
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,005	2,990
Plastipak Holdings, Inc. 8.50% 2015[1]	2,750	2,929
Building Materials Corp. of America 7.75% 2014	2,950	2,913
Owens-Illinois, Inc. 7.35% 2008	750	758
Owens-Brockway Glass Container Inc. 7.75% 2011	2,000	2,075
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	910	915
Stone Container Corp. 8.375% 2012	500	504
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,414
Georgia Gulf Corp. 9.50% 2014[1]	2,025	1,954
Georgia Gulf Corp. 10.75% 2016[1]	850	820
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,440	2,632
Momentive Performance Materials Inc. 9.75% 2014[1]	2,500	2,588
AEP Industries Inc. 7.875% 2013	2,440	2,501
Nalco Co. 7.75% 2011	1,190	1,226
Nalco Co. 8.875% 2013	1,000	1,067
Equistar Chemicals, LP 10.125% 2008	2,100	2,221
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,559
Ainsworth Lumber Co. Ltd. 6.75% 2014	875	612
Stora Enso Oyj 7.25% 2036[1]	2,000	2,101
FMG Finance Pty Ltd. 10.625% 2016[1]	1,750	2,021
AMH Holdings, Inc. 0%/11.25% 2014[11]	1,860	1,316
Graphic Packaging International, Inc. 8.50% 2011	1,250	1,306
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,188
JSG Funding PLC 9.625% 2012	575	614
		50,916

ENERGY — 0.57%
Northwest Pipeline Corp. 8.125% 2010	1,850	1,934
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	250	263
Transcontinental Gas Pipe Line Corp. 6.40% 2016	175	181
Williams Partners LP 7.25% 2017[1]	675	717
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,713
Williams Companies, Inc. 8.75% 2032	2,585	2,992
Kinder Morgan Energy Partners LP 6.00% 2017	6,285	6,366
Canadian Natural Resources Ltd. 5.70% 2017	6,000	5,984
Newfield Exploration Co. 6.625% 2014	1,225	1,231
Newfield Exploration Co. 6.625% 2016	3,925	3,945
Ras Laffan Liquefied Natural Gas III 5.838% 2027[1,8]	5,000	4,792
Pogo Producing Co. 7.875% 2013	2,075	2,101
Pogo Producing Co. 6.625% 2015	150	147
Pogo Producing Co. 6.875% 2017	1,750	1,715
Drummond Co., Inc. 7.375% 2016[1]	3,600	3,474
Enterprise Products Operating LP 6.875% 2033	2,600	2,747
Encore Acquisition Co. 6.00% 2015	2,000	1,790
International Coal Group, Inc. 10.25% 2014	1,250	1,262
Teekay Shipping Corp. 8.875% 2011	625	677
Ship Finance International Ltd. 8.50% 2013	300	309
		44,340

ASSET-BACKED OBLIGATIONS[8]— 0.52%
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.45% 2013[6]	9,860	9,865
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[1]	6,860	6,762
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 6.07% 2034[6]	5,000	5,041
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.62% 2019[1,6]	3,542	3,542
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[1]	2,363	2,336
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,268	2,237
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[1]	246	242
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[1]	1,233	1,213
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[1]	700	703
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[6]	2,000	2,031
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,732
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[1]	1,500	1,511
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	1,127	1,127
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[6]	1,103	1,103
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[6]	750	746
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.72% 2034[6]	601	602
		40,793

HEALTH CARE — 0.47%
Cardinal Health, Inc. 5.80% 2016[1]	4,250	4,242
Cardinal Health, Inc. 5.85% 2017	3,000	3,001
Tenet Healthcare Corp. 6.375% 2011	3,725	3,501
Tenet Healthcare Corp. 7.375% 2013	2,090	1,952
Tenet Healthcare Corp. 9.25% 2015	725	721
HCA Inc., Term Loan B, 8.114% 2013[6,8]	2,643	2,670
HCA Inc. 9.125% 2014[1]	500	536
HCA Inc. 9.25% 2016[1]	875	946
HCA Inc. 9.625% 2016[1,9]	875	947
HealthSouth Corp. 10.75% 2016[1]	4,175	4,561
Concentra Operating Corp. 9.50% 2010	2,750	2,915
Warner Chilcott Corp. 8.75% 2015	2,496	2,615
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	2,438
Hospira, Inc. 5.55% 2012	2,395	2,398
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	2,040	2,254
Accellent Inc. 10.50% 2013	715	744
		36,441

INFORMATION TECHNOLOGY — 0.46%
Electronic Data Systems Corp., Series B, 6.50% 2013[6]	3,500	3,580
Electronic Data Systems Corp. 7.45% 2029	1,885	2,061
Sanmina-SCI Corp. 8.125% 2016	5,500	5,197
Hughes Communications, Inc. 9.50% 2014	4,550	4,812
SunGard Data Systems Inc. 9.125% 2013	3,380	3,642
NXP BV and NXP Funding LLC 7.875% 2014[1]	1,650	1,712
NXP BV and NXP Funding LLC 9.50% 2015[1]	1,650	1,712
Sensata Technologies BV 8.25% 2014[6]	3,010	3,006
Serena Software, Inc. 10.375% 2016	2,730	2,962
Celestica Inc. 7.875% 2011	1,655	1,609
Celestica Inc. 7.625% 2013	1,145	1,076
Iron Mountain Inc. 7.75% 2015	1,590	1,630
Iron Mountain Inc. 6.625% 2016	980	951
Cisco Systems, Inc. 5.25% 2011	2,375	2,389
		36,339

UTILITIES — 0.40%
Edison Mission Energy 7.50% 2013	3,725	3,865
Midwest Generation, LLC, Series B, 8.56% 2016[8]	3,214	3,517
NRG Energy, Inc. 7.25% 2014	2,250	2,312
NRG Energy, Inc. 7.375% 2016	2,125	2,189
MidAmerican Energy Holdings Co. 6.125% 2036	3,000	3,004
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,165
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	1,089	1,180
Sierra Pacific Resources 8.625% 2014	550	598
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[1]	2,500	2,527
AES Corp. 9.375% 2010	112	122
AES Corp. 8.75% 2013[1]	2,200	2,354
Exelon Generation Co., LLC 6.95% 2011	1,680	1,763
Scottish Power PLC 5.375% 2015	1,500	1,488
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,461
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,389
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[1,8]	1,344	1,360
PSEG Energy Holdings Inc. 8.625% 2008	725	742
		31,036

CONSUMER STAPLES — 0.36%
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	4,920	5,092
Yankee Acquisition 8.50% 2015[1]	2,050	2,086
Yankee Acquisition 9.75% 2017[1]	1,900	1,933
Stater Bros. Holdings Inc. 8.125% 2012	3,200	3,312
SUPERVALU INC., Term Loan B, 6.84% 2012[6,8]	746	748
Albertson’s, Inc. 8.00% 2031	2,500	2,560
Vitamin Shoppe 12.86% 2012[6]	2,380	2,511
Dole Food Co., Inc. 7.25% 2010	1,400	1,344
Dole Food Co., Inc. 8.875% 2011	1,160	1,151
Rite Aid Corp. 6.125% 2008[1]	2,125	2,120
Elizabeth Arden, Inc. 7.75% 2014	1,680	1,722
Tyson Foods, Inc. 6.85% 2016[6]	1,600	1,668
Playtex Products, Inc. 8.00% 2011	1,500	1,575
Duane Reade Inc. 9.75% 2011	710	687
		28,509

NON-U.S. GOVERNMENT BONDS & NOTES — 0.15%
Argentina (Republic of) 5.83% 2033[8,9,12]	ARS3,685	1,229
Argentina (Republic of) GDP-Linked 2035	$19,550	2,708
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP16,250	2,704
Egypt (Arab Republic of) Treasury Bill 0% 2007	4,100	684
Egypt (Arab Republic of) Treasury Bill 0% 2008	2,900	478
Indonesia (Republic of) 11.00% 2020	IDR 8,750,000	1,004
Indonesia (Republic of) 12.80% 2021	10,405,000	1,342
Indonesia (Republic of) 12.90% 2022	2,241,000	291
Colombia (Republic of) Global 12.00% 2015	COP1,990,000	1,055
		11,495

Total bonds & notes (cost: $1,830,031,000)		1,839,547

Short-term securities — 8.54%

Three Pillars Funding, LLC 5.26% due 4/16-4/20/2007[1]	$85,372	85,143
Citigroup Funding Inc. 5.245% due 4/24/2007	35,000	34,877
CAFCO, LLC 5.255%-5.26% due 4/16-5/10/2007[1]	36,400	36,226
Procter & Gamble International Funding S.C.A. 5.23% due 5/16-6/4/2007[1,7]	30,900	30,633
Procter & Gamble International Funding S.C.A. 5.22% due 4/4/2007[1]	25,000	24,985
Hewlett-Packard Co. 5.25% due 4/20/2007[1]	52,700	52,546
Coca-Cola Co. 5.23% due 4/27/2007[1]	23,100	23,009
Atlantic Industries 5.19% due 4/2/2007[1]	22,850	22,843
Atlantic Industries 5.22% due 5/11/2007[1,7]	5,400	5,368
U.S. Treasury Bills 5.13%-5.1475% due 4/5-4/12/2007	49,900	49,838
Variable Funding Capital Corp. 5.24%-5.245% due 5/3-5/9/2007[1]	44,600	44,370
Brown-Forman Corp. 5.25% due 5/17/2007[1]	40,000	39,738
Federal Home Loan Bank 5.15%-5.16% due 5/4-5/16/2007	37,600	37,398
Ranger Funding Co. LLC 5.25% due 4/12-4/13/2007[1]	31,900	31,841
Clipper Receivables Co., LLC 5.25% due 4/25/2007[1]	30,000	29,891
Wal-Mart Stores Inc. 5.21% due 5/1/2007[1]	29,400	29,268
Medtronic Inc. 5.22% due 4/26/2007[1]	25,000	24,906
AT&T Inc. 5.23% due 4/24/2007[1]	22,300	22,222
Jupiter Securitization Co., LLC 5.25% due 4/18/2007[1]	22,000	21,942
Abbott Laboratories 5.21% due 4/5/2007[1]	11,000	10,992
International Lease Finance Corp. 5.23% due 4/3/2007	10,300	10,296

Total short-term securities (cost: $668,309,000)		668,332

Total investment securities (cost: $6,516,078,000)		7,839,182
Other assets less liabilities		(13,992)

Net assets		$7,825,190

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $853,911,000, which represented 10.91% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,903,000.
5This security has been authorized but has not yet been issued.
6Coupon rate may change periodically.
7This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
8Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10Scheduled interest and/or principal payment was not received.
11Step bond; coupon rate will increase at a later date.
12Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the three months ended March 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/2007 (000)

Rosetta Resources Inc.	2,970,000	—	—	2,970,000	—	$61,004

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$1,407,744
Gross unrealized depreciation on investment securities	(87,795)
Net unrealized appreciation on investment securities	1,319,949
Cost of investment securities for federal income tax purposes	6,519,232

Bond Fund
Investment portfolio

March 31, 2007
unaudited

Bonds & notes — 80.69%	Principal amount (000)	Market value (000)

U.S. GOVERNMENT AND GOVERNMENT AGENCY BONDS & NOTES — 14.69%
U.S. Treasury 3.25% 2007	$7,000	$6,954
U.S. Treasury 3.625% 2007	31,800	31,688
U.S. Treasury 4.375% 2008	30,000	29,857
U.S. Treasury 3.875% 2009	7,500	7,390
U.S. Treasury 4.50% 2011	77,900	77,778
U.S. Treasury 5.00% 2011	2,000	2,035
U.S. Treasury 10.375% 2012	1,000	1,033
U.S. Treasury 4.25% 2013	162,625	159,880
U.S. Treasury 4.50% 2016	47,175	46,711
U.S. Treasury 4.50% 2036	23,475	22,136
Fannie Mae 4.25% 2007	18,130	18,074
Fannie Mae 4.75% 2007	7,355	7,340
Fannie Mae 5.25% 2007	12,750	12,750
Fannie Mae 1.75% 2008	¥640,000	5,500
Fannie Mae 5.25% 2012	$16,000	16,159
Fannie Mae 4.625% 2013	20,000	19,541
Federal Home Loan Bank 4.625% 2007	16,600	16,565
Federal Home Loan Bank 5.25% 2008	45,615	45,621
Federal Home Loan Bank 5.625% 2016	2,000	2,058
Freddie Mac 4.00% 2007	53,570	53,304
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	4,837
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	500	512
		587,723

FINANCIALS — 13.47%
Residential Capital Corp. 6.46% 2009[2]	5,000	4,984
Residential Capital Corp. 6.375% 2010	10,375	10,380
Residential Capital Corp. 6.00% 2011	2,000	1,975
General Motors Acceptance Corp. 7.25% 2011	3,880	3,905
General Motors Acceptance Corp. 6.875% 2012	7,000	6,980
General Motors Acceptance Corp. 7.00% 2012	2,200	2,213
Residential Capital Corp. 6.50% 2013	8,125	8,058
General Motors Acceptance Corp. 7.56% 2014[2]	5,000	5,066
Washington Mutual, Inc. 5.65% 2012[2]	6,850	6,815
Washington Mutual Bank 5.78% 2013[2]	4,265	4,270
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[2,3]	14,000	13,822
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[2,3]	11,800	11,601
Ford Motor Credit Co. 4.875% 2007	€1,350	1,805
Ford Motor Credit Co. 9.75% 2010[3]	$14,500	15,285
Ford Motor Credit Co. 7.25% 2011	2,425	2,359
Ford Motor Credit Co. 8.11% 2012[2]	6,670	6,528
Ford Motor Credit Co. 8.00% 2016	8,275	7,976
AIG SunAmerica Global Financing XII 5.30% 2007[3]	4,000	3,999
AIG SunAmerica Global Financing VII 5.85% 2008[3]	1,000	1,007
American General Finance Corp., Series J, 5.64% 2011[2]	5,000	5,013
International Lease Finance Corp., Series R, 5.40% 2012	2,500	2,534
International Lease Finance Corp., Series R, 5.625% 2013	6,875	7,017
American General Finance Corp., Series I, 5.85% 2013	2,500	2,577
ILFC E-Capital Trust II 6.25% 2065[2,3]	8,865	9,088
American International Group, Inc., Series A-1, 6.25% 2087[2]	2,000	1,953
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,745	3,991
UniCredito Italiano SpA 5.584% 2017[2,3]	$9,480	9,617
HVB Funding Trust I 8.741% 2031[3]	1,245	1,595
HVB Funding Trust III 9.00% 2031[3]	2,500	3,218
J.P. Morgan Chase & Co. 4.875% 2014	770	750
J.P. Morgan Chase & Co. 4.891% 2015[2]	5,300	5,257
JPMorgan Chase Capital XXI, Series U, 6.31% 2037[2]	7,500	7,608
JPMorgan Chase Capital XX, Series T, 6.55% 2066	3,750	3,737
CIT Group Inc. 3.65% 2007	1,085	1,073
CIT Group Inc. 6.875% 2009	2,500	2,607
CIT Group Inc. 5.64% 2011[2]	5,000	5,009
CIT Group Inc. 5.40% 2013	4,000	3,977
CIT Group Inc. 6.10% 2067[2]	4,500	4,346
Santander Issuances, SA Unipersonal 5.805% 2016[2,3]	7,300	7,419
Abbey National PLC 6.70% (undated)[2]	5,600	5,688
Santander Perpetual, SA 4.375%(undated)	€ 2,065	2,703
Fifth Third Capital Trust IV 6.50% 2067[2]	13,000	12,948
Sumitomo Mitsui Banking Corp. 4.375% 2014[2]	1,645	2,196
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,3]	$10,770	10,626
PNC Funding Corp., Series I, 6.517% (undated)[2,3]	5,600	5,778
PNC Funding Corp., Series II, 6.113% (undated)[2,3]	1,600	1,591
PNC Funding Corp. 5.56% 2014[2]	5,000	5,013
CNA Financial Corp. 6.60% 2008	1,736	1,771
CNA Financial Corp. 5.85% 2014	625	627
CNA Financial Corp. 6.50% 2016	5,540	5,747
CNA Financial Corp. 7.25% 2023	3,000	3,186
HBOS PLC 5.375% (undated)[2,3]	7,750	7,665
HBOS PLC, Series B, 5.92% (undated)[2,3]	2,500	2,454
Bank of Scotland 7.00% (undated)[2,3]	480	484
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[2,3]	10,090	10,284
Rouse Co. 3.625% 2009	1,140	1,093
Rouse Co. 7.20% 2012	3,860	4,037
Rouse Co. 6.75% 2013[3]	4,500	4,609
Glen Meadow Pass Through Trust 6.505% 2067[2,3]	9,050	9,174
TuranAlem Finance BV 7.75% 2013[3]	1,000	997
TuranAlem Finance BV 8.50% 2015	2,500	2,547
TuranAlem Finance BV 8.50% 2015[3]	375	382
TuranAlem Finance BV 8.25% 2037[3]	5,000	5,025
Host Marriott, LP, Series M, 7.00% 2012	4,050	4,146
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,541
Host Hotels & Resorts, LP, Series S, 6.875% 2014	3,000	3,060
Standard Chartered PLC 6.409% (undated)[2,3]	8,400	8,300
Capital One Financial Corp. 4.738% 2007[2]	3,000	2,998
Capital One Financial Corp. 6.15% 2016	5,000	5,080
Resona Bank, Ltd. 5.85% (undated)[2,3]	5,465	5,448
Resona Bank, Ltd. 4.125% (undated)[2]	€ 970	1,260
Resona Bank, Ltd. 3.75% 2015[2]	1,015	1,328
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	1,595	2,041
Westfield Group 5.40% 2012[3]	$5,000	5,029
Realogy Corp. 6.15% 2011[2,3]	4,750	4,862
Realogy Corp. 6.50% 2016[2,3]	1,500	1,536
iStar Financial, Inc. 7.00% 2008	950	962
iStar Financial, Inc. 5.375% 2010	3,500	3,500
iStar Financial, Inc. 6.00% 2010	750	767
iStar Financial, Inc., Series B, 5.125% 2011	1,000	991
Kazkommerts International BV 7.00% 2009[3]	500	507
Kazkommerts International BV 7.875% 2014[3]	800	818
Kazkommerts International BV 8.00% 2015	1,300	1,326
Kazkommerts International BV 8.00% 2015[3]	1,250	1,275
Kazkommerts International BV 7.50% 2016	2,000	1,944
Liberty Mutual Group Inc. 7.50% 2036[3]	2,100	2,250
Liberty Mutual Group Inc., Series A, 7.80% 2087[3]	3,000	2,933
Hospitality Properties Trust 6.75% 2013	1,500	1,581
Hospitality Properties Trust 6.30% 2016	1,300	1,350
Hospitality Properties Trust 5.625% 2017[3]	2,255	2,225
ZFS Finance (USA) Trust II 6.45% 2065[2,3]	5,000	5,008
Lloyds TSB Group PLC 6.267% (undated)[2,3]	5,000	4,923
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	4,750	4,682
New York Life Global Funding 3.875% 2009[3]	2,250	2,203
New York Life Global Funding 4.625% 2010[3]	2,500	2,476
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[2,3]	2,500	2,509
XL Capital Ltd. 5.25% 2014	2,130	2,090
ProLogis 5.50% 2012	2,500	2,528
ProLogis 5.50% 2013	2,000	2,023
Downey Financial Corp. 6.50% 2014	4,500	4,481
E*TRADE Financial Corp. 8.00% 2011	1,250	1,322
E*TRADE Financial Corp. 7.375% 2013	1,900	1,995
E*TRADE Financial Corp. 7.875% 2015	1,050	1,138
AXA SA 6.379% (undated)[2,3]	4,750	4,574
Metropolitan Life Global Funding I 2.60% 2008[3]	4,450	4,315
Development Bank of Singapore Ltd. 7.875% 2009[3]	4,000	4,242
American Express Co. 6.80% 2066[2]	4,000	4,267
Lincoln National Corp. 7.00% 2066[2]	3,800	3,989
North Front Pass Through Trust 5.81% 2024[2,3]	3,125	3,093
Nationwide Mutual Insurance Co. 7.875% 2033[3]	750	895
Genworth Financial, Inc. 6.15% 2066[2]	4,000	3,947
Merrill Lynch & Co., Inc. 6.11% 2037	3,970	3,862
HSBK (Europe) B.V. 7.75% 2013	3,125	3,293
HSBK (Europe) B.V. 7.75% 2013[3]	505	532
BBVA International SA Unipersonal 5.919% (undated)[2,3]	3,600	3,562
UnumProvident Corp. 5.859% 2009	2,000	2,018
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,500	1,567
Simon Property Group, LP 4.875% 2010	1,000	993
Simon Property Group, LP 5.375% 2011	2,500	2,518
Household Finance Corp. 4.125% 2009	2,000	1,954
HSBC Finance Corp. 4.625% 2010	1,500	1,474
Lazard Group LLC 7.125% 2015	3,010	3,178
ERP Operating LP 4.75% 2009	1,000	988
ERP Operating LP 6.625% 2012	2,000	2,131
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[2,3]	3,000	3,034
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[2]	3,000	3,031
US Bank National Assn. 4.40% 2008	3,000	2,967
Citigroup Inc. 4.125% 2010	3,000	2,937
Kimco Realty Corp. 6.00% 2012	500	518
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,403
Wells Fargo Bank, National Assn. 4.75% 2015	3,000	2,883
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	500	500
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,030
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	985
Banco Mercantil del Norte 6.135% 2016[3]	1,550	1,570
Banco Mercantil del Norte 6.862% 2021[3]	900	922
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,500	2,433
ACE INA Holdings Inc. 5.875% 2014	1,080	1,104
ACE INA Holdings Inc. 6.70% 2036	1,155	1,230
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,250	2,247
Shinsei Bank, Ltd. 3.75% 2016[2]	€1,030	1,335
Shinsei Bank, Ltd. 3.75% 2016[2]	675	875
Financial Security Assurance Holdings Ltd. 6.40% 2066[2,3]	2,250	2,207
Rodamco Europe Finance BV 3.75% 2012	1,600	2,054
USA Education, Inc. 5.625% 2007	$2,000	2,000
Plum Creek Timberlands, LP 5.875% 2015	2,000	1,991
Developers Diversified Realty Corp. 3.875% 2009	1,000	975
Developers Diversified Realty Corp. 4.625% 2010	1,000	981
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[3]	2,000	1,940
Zions Bancorporation 5.50% 2015	740	729
Zions Bancorporation 6.00% 2015	1,000	1,020
ORIX Corp. 5.48% 2011	1,700	1,709
Prudential Holdings, LLC, Series C, 8.695% 2023[1,3]	1,250	1,578
Banco Santander-Chile 5.375% 2014[3]	1,500	1,498
City National Corp. 5.125% 2013	1,500	1,482
Ambac Financial Group, Inc. 6.15% 2087	1,430	1,351
First Industrial, LP 6.875% 2012	1,250	1,327
Allstate Financial Global Funding LLC 4.25% 2008[3]	1,250	1,233
Chevy Chase Bank, FSB 6.875% 2013	1,000	1,055
Chohung Bank 4.50% 2014[2]	1,030	1,007
Assurant, Inc. 5.625% 2014	1,000	1,001
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[2,3]	500	515
National Westminster Bank PLC 7.75% (undated)[2]	250	252
Advanta Capital Trust I, Series B, 8.99% 2026	500	503
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	350	371
		538,650

CONSUMER DISCRETIONARY — 9.94%
General Motors Corp. 7.20% 2011	9,790	9,325
General Motors Corp. 7.125% 2013	12,440	11,662
General Motors Corp. 7.25% 2013	€1,000	1,290
General Motors Corp. 7.70% 2016	$8,645	8,061
General Motors Corp. 8.80% 2021	19,360	18,731
General Motors Corp. 9.40% 2021	1,000	985
General Motors Corp. 8.375% 2033	1,000	902
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	1,225	1,239
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	425	444
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	6,200	6,487
Charter Communications Operating, LLC, Term Loan Facilities B, 8.005% 2013[1,2]	3,500	3,498
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	3,425	3,562
Charter Communications Operating, LLC, Term Loan Facilities B, 7.33% 2014[1,2]	11,500	11,471
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	4,000	4,170
DaimlerChrysler North America Holding Corp. 5.77% 2009[2]	5,000	5,018
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	6,833
DaimlerChrysler North America Holding Corp. 7.75% 2011	3,250	3,521
News America Inc. 4.75% 2010	2,000	1,982
News America Holdings Inc. 9.25% 2013	2,500	2,969
News America Holdings Inc. 8.25% 2018	3,885	4,624
News America Inc. 6.40% 2035	1,500	1,497
News America Inc. 6.75% 2038	1,000	1,060
Tele-Communications, Inc. 9.80% 2012	2,000	2,370
Comcast Corp. 5.85% 2015	5,825	5,925
Comcast Corp. 6.50% 2017	3,500	3,701
MGM MIRAGE 6.00% 2009	4,750	4,780
MGM MIRAGE 6.75% 2012	4,000	3,995
MGM MIRAGE 6.75% 2013	1,250	1,247
MGM MIRAGE 5.875% 2014	1,700	1,589
Delphi Automotive Systems Corp. 6.50% 2009[4]	7,500	8,437
Delphi Corp. 6.50% 2013[4]	480	524
Delphi Automotive Systems Corp. 6.55% 2006[4]	500	560
Delphi Automotive Systems Corp. 7.125% 2029[4]	1,750	1,973
J.C. Penney Co., Inc. 8.00% 2010	7,380	7,909
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,865
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	3,048
K. Hovnanian Enterprises, Inc. 7.50% 2016	725	680
K. Hovnanian Enterprises, Inc. 8.625% 2017	7,000	6,790
Michaels Stores, Inc., Term Loan B, 8.125% 2013[1,2]	1,343	1,356
Michaels Stores, Inc. 10.00% 2014[3]	8,450	9,084
D.R. Horton, Inc. 8.00% 2009	2,700	2,801
D.R. Horton, Inc. 7.875% 2011	1,100	1,173
D.R. Horton, Inc. 6.125% 2014	760	742
D.R. Horton, Inc. 5.25% 2015	4,700	4,305
D.R. Horton, Inc. 6.50% 2016	855	838
Univision Communications Inc. 7.85% 2011	1,500	1,575
Univision Communications Inc., Term Loan B, 7.60% 2014[1,2]	1,850	1,850
Univision Communications Inc. 9.75% 2015[3,5]	6,000	6,007
CanWest Media Inc., Series B, 8.00% 2012	8,253	8,583
Cox Communications, Inc. 5.905% 2007[2]	1,750	1,756
Cox Communications, Inc. 7.875% 2009	1,500	1,590
Cox Communications, Inc. 4.625% 2010	1,750	1,727
Cox Communications, Inc. 5.45% 2014	3,500	3,463
Clear Channel Communications, Inc. 4.625% 2008	875	869
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,405
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,479
Clear Channel Communications, Inc. 5.50% 2014	1,425	1,263
Beazer Homes USA, Inc. 8.625% 2011	5,000	4,912
Beazer Homes USA, Inc. 8.125% 2016	3,250	3,071
Idearc Inc. 8.00% 2016[3]	7,450	7,701
Standard Pacific Corp. 5.125% 2009	2,000	1,910
Standard Pacific Corp. 7.75% 2013	4,500	4,342
Standard Pacific Corp. 7.00% 2015	1,185	1,064
NTL Cable PLC 8.75% 2014	1,950	2,038
NTL Cable PLC 8.75% 2014	€1,000	1,444
NTL Cable PLC 9.75% 2014	£700	1,461
NTL Cable PLC 9.125% 2016	$2,025	2,146
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,250
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,785
Royal Caribbean Cruises Ltd. 7.00% 2007	1,175	1,186
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,469
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,942
Royal Caribbean Cruises Ltd. 7.25% 2016	1,000	1,032
Liberty Media Corp. 7.75% 2009	1,750	1,840
Liberty Media Corp. 7.875% 2009	2,200	2,319
Liberty Media Corp. 8.25% 2030	2,375	2,386
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	750	787
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	1,400	1,311
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	1,250	1,170
R.H. Donnelley Corp., Series A-1, 6.875% 2013	425	415
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,316
R.H. Donnelley Corp., Series A-3, 8.875% 2016	1,200	1,281
Federated Retail Holdings, Inc. 5.35% 2012	3,850	3,844
Federated Retail Holdings, Inc. 5.90% 2016	1,800	1,797
Federated Retail Holdings, Inc. 6.375% 2037	555	541
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	6,200	6,169
Radio One, Inc., Series B, 8.875% 2011	4,600	4,767
Radio One, Inc. 6.375% 2013	1,300	1,261
CSC Holdings, Inc., Series B, 8.125% 2009	3,750	3,900
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	1,030
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	1,020
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,434
Harrah’s Operating Co., Inc. 5.625% 2015	1,000	864
AOL Time Warner Inc. 6.875% 2012	1,250	1,333
AOL Time Warner Inc. 7.625% 2031	3,500	3,945
Vidéotron Ltée 6.875% 2014	4,125	4,187
Vidéotron Ltée 6.375% 2015	1,000	987
Hilton Hotels Corp. 7.625% 2008	695	712
Hilton Hotels Corp. 7.20% 2009	825	862
Hilton Hotels Corp. 8.25% 2011	2,522	2,727
Grupo Posadas, SA de CV 8.75% 2011[3]	4,000	4,160
Viacom Inc. 6.25% 2016	2,040	2,072
Viacom Inc. 6.875% 2036	2,010	2,032
MDC Holdings, Inc. 5.50% 2013	3,885	3,670
KB Home 5.875% 2015	375	332
KB Home 6.25% 2015	3,305	2,979
Visteon Corp. 8.25% 2010	1,500	1,537
Visteon Corp. 7.00% 2014	2,000	1,760
Toys “R” Us, Inc. 7.625% 2011	3,080	2,941
Kabel Deutschland GmbH 10.625% 2014	2,625	2,940
Boyd Gaming Corp. 7.75% 2012	1,350	1,401
Boyd Gaming Corp. 8.75% 2012	500	524
Boyd Gaming Corp. 6.75% 2014	1,000	1,002
American Media Operations, Inc. 8.875% 2011	3,030	2,765
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	2,730	2,732
Young Broadcasting Inc. 10.00% 2011	2,716	2,689
Telenet Communications NV 9.00% 2013	€747	1,099
Telenet Group Holding NV 0%/11.50% 2014[3,6]	$1,635	1,541
Centex Corp. 5.25% 2015	650	594
Centex Corp. 6.50% 2016	2,055	2,024
Toll Brothers, Inc. 5.15% 2015	2,890	2,617
Goodyear Tire & Rubber Co. 9.14% 2009[2,3]	1,375	1,387
Goodyear Tire & Rubber Co. 8.625% 2011[3]	950	1,026
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,409
Dillard’s, Inc. 6.625% 2008	700	710
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,535
Staples, Inc. 7.375% 2012	2,000	2,179
Thomson Corp. 6.20% 2012	1,035	1,075
Thomson Corp. 5.50% 2035	1,180	1,069
Tenneco Automotive Inc. 8.625% 2014	2,000	2,095
Neiman Marcus Group, Inc. 9.00% 2015[5]	1,900	2,090
Seminole Tribe of Florida 5.798% 2013[1,3]	1,795	1,790
Cinemark USA, Inc., Term Loan B, 7.40% 2013[1,2]	846	849
Cinemark, Inc. 0%/9.75% 2014[6]	1,000	920
Technical Olympic USA, Inc. 7.50% 2015	2,155	1,535
Hyatt Equities, LLC 6.875% 2007[3]	1,500	1,503
Quebecor Media Inc. 7.75% 2016	1,325	1,368
William Lyon Homes, Inc. 7.625% 2012	1,500	1,342
LBI Media, Inc. 10.125% 2012	1,250	1,319
Carnival Corp. 3.75% 2007	500	495
Carnival Corp. 6.15% 2008	750	755
Viacom Inc. 5.625% 2007	1,200	1,200
YUM! Brands, Inc. 7.70% 2012	1,000	1,099
Regal Cinemas Corp., Series B, 9.375% 2012[7]	1,000	1,049
Gray Communications Systems, Inc. 9.25% 2011	875	918
AMC Entertainment Inc. 8.00% 2014	675	690
RBS-Zero Editora Jornalística SA 11.00% 2010[3]	189	205
		397,571

MORTGAGE-BACKED OBLIGATIONS[1]— 9.94%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	12,250	13,107
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,123
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,043
Fannie Mae 10.00% 2018	12	14
Fannie Mae 4.50% 2020	14,082	13,647
Fannie Mae 5.50% 2021	1,954	1,959
Fannie Mae 6.00% 2021	831	845
Fannie Mae, Series 2001-4, Class GA, 10.255% 2025[2]	152	169
Fannie Mae 6.00% 2026	3,869	3,912
Fannie Mae 5.50% 2027	11,000	10,943
Fannie Mae 6.00% 2027	24,750	25,022
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	181	188
Fannie Mae 7.50% 2031	30	32
Fannie Mae, Series 2001-20, Class C, 12.067% 2031[2]	99	110
Fannie Mae 5.50% 2033	17,877	17,749
Fannie Mae 5.00% 2035	3,108	3,006
Fannie Mae 5.50% 2035	1,497	1,484
Fannie Mae 5.50% 2036	4,481	4,436
Fannie Mae 6.00% 2036	9,873	9,948
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	134	138
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	121	125
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	181	188
Freddie Mac 4.00% 2015	2,041	1,938
Freddie Mac 5.00% 2035	5,829	5,638
Freddie Mac 5.00% 2035	5,745	5,556
Freddie Mac 5.50% 2035	2,866	2,837
Freddie Mac 5.50% 2035	2,827	2,799
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,015	2,030
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,353	2,428
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,899	2,159
Freddie Mac, Series 3257, Class PA, 5.50% 2036	7,547	7,531
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	5,166	5,064
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,418	2,380
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	2,224	2,232
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	2,162	2,159
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	1,774	1,779
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.933% 2035[2]	1,943	1,937
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	3,671	3,663
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,086	3,116
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	2,900	2,898
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	2,497	2,509
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3]	2,378	1,714
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,134
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	721	713
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	1,945
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[2,3]	5,000	4,845
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,749
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	4,000	3,934
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	7,000	6,972
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	1,054	1,065
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020	13,662	13,272
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	2,650	2,619
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036[2]	3,679	3,717
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	1,750	1,764
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[3]	3,000	3,032
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3]	3,000	3,017
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[3]	4,500	4,528
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[3]	3,000	3,008
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	5,294	5,189
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	8,922	8,746
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	959	963
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	4,000	3,964
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[2]	3,250	3,199
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,000	4,035
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	3,000	2,962
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	6,300	6,279
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[3]	1,000	993
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[3]	1,300	1,305
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[3]	500	502
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037[2]	4,000	4,033
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.508% 2037[2,3]	2,000	1,969
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,514
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,456
ABN AMRO Mortgage Corp., Series 2002-10, Class II-A-1, 5.00% 2018	10,836	10,622
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	1,520	1,612
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,901	1,866
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	784
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,969
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.939% 2036[2]	7,184	7,220
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[3]	500	505
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[3]	6,000	6,007
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,667
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	4,000	3,770
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	3,690	3,617
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[2]	441	439
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[2]	1,901	1,908
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,600	1,606
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	3,783	3,777
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[2]	2,000	1,974
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.66% 2039[2]	3,160	3,236
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[3]	5,000	5,177
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.11% 2033[2]	735	730
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.97% 2034[2]	928	917
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	3,000	2,925
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,750	3,908
Nykredit 4.00% 2035	DKr23,572	3,887
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	$2,515	2,526
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	1,035	1,041
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	944	983
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.886% 2042[2]	2,550	2,541
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	3,000	3,033
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	2,953	2,869
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 2027[2,3]	93	93
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	677	687
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	781	787
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,353	1,427
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	2,419	2,659
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,366	1,421
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.574% 2034[2]	1,123	1,114
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.153% 2030[2]	1,250	1,283
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.153% 2030[2]	1,000	1,026
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.686% 2034[2]	1,863	1,824
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,639	1,609
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	72	72
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,250	1,300
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,250	1,274
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[2]	1,028	1,037
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	790
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	724	732
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	622	626
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[2]	597	591
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	533
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	510
		397,489

NON-U.S. GOVERNMENT BONDS & NOTES — 9.47%
Japanese Government 0.90% 2008	¥1,142,400	9,734
Japanese Government 1.80% 2008	1,666,300	14,361
Japanese Government 1.30% 2011	710,000	6,090
Japanese Government 1.50% 2014	720,000	6,145
Japanese Government 1.70% 2016	2,566,700	22,040
Japanese Government 2.30% 2035	654,900	5,539
United Mexican States Government Global 9.875% 2010	$1,000	1,124
United Mexican States Government Global 6.375% 2013	1,260	1,332
United Mexican States Government, Series MI10, 9.50% 2014	MXP178,800	18,034
United Mexican States Government, Series M20, 10.00% 2024	93,400	10,419
United Mexican States Government Global 6.75% 2034	$1,185	1,295
Israeli Government 7.50% 2014	ILS53,297	14,513
Israeli Government 6.50% 2016	62,285	16,269
United Kingdom 5.00% 2008	£1,575	3,088
United Kingdom 4.75% 2015	9,596	18,547
United Kingdom 4.75% 2020	1,340	2,619
United Kingdom 4.75% 2038	2,970	6,204
Spanish Government 4.25% 2007	€20,040	26,831
Korean Government 5.00% 2011	KRW 7,353,590	7,872
Korean Government 4.25% 2014	3,978,800	4,067
Korean Government 5.25% 2015	13,265,710	14,443
German Government 5.25% 2008	€17,060	23,013
German Government 5.25% 2011	1,750	2,438
Singapore (Republic of) 3.125% 2011	S$17,725	11,899
Singapore (Republic of) 3.75% 2016	18,090	12,789
Swedish Government 5.00% 2009	SKr164,645	24,107
Polish Government 5.75% 2010	PLN40,910	14,540
Polish Government 4.25% 2011	20,392	6,868
Hungarian Government 6.00% 2011	HUF1,319,280	6,793
Hungarian Government 7.25% 2012	2,119,670	11,491
French Government O.A.T. Eurobond 4.75% 2035	€9,730	13,972
Malaysia 3.869% 2010	MYR14,070	4,124
Malaysia 3.718% 2012	10,000	2,927
Malaysia 4.262% 2016	2,410	739
Canadian Government 5.50% 2010	C$6,900	6,250
Canadian Government 4.25% 2026[8]	1,250	1,525
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$5,750	7,403
Panama (Republic of) Global 7.125% 2026	390	423
Panama (Republic of) Global 9.375% 2029	500	669
Panama (Republic of) Global 6.70% 2036[1]	3,450	3,598
Russian Federation 8.25% 2010[1]	2,722	2,857
Russian Federation 8.25% 2010[1,3]	1,556	1,633
Argentina (Republic of) 4.106% 2012[1,2]	2,000	1,425
Argentina (Republic of) 5.83% 2033[1,5,8]	ARS8,503	2,836
El Salvador (Republic of) 7.65% 2035[3]	$1,290	1,477
Dominican Republic 9.04% 2018[1,3]	1,093	1,266
Brazil (Federal Republic of) Global 10.25% 2013	375	468
Brazil (Federal Republic of) Global 11.00% 2040	500	675
		378,771

TELECOMMUNICATION SERVICES — 5.16%
Nextel Communications, Inc., Series E, 6.875% 2013	6,410	6,573
Nextel Communications, Inc., Series D, 7.375% 2015	30,490	31,565
SBC Communications Inc. 4.125% 2009	2,500	2,445
AT&T Corp. 7.30% 2011[2]	1,850	2,010
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,070
BellSouth Corp. 4.75% 2012	7,500	7,318
AT&T Wireless Services, Inc. 8.125% 2012	2,850	3,212
SBC Communications Inc. 5.10% 2014	2,700	2,642
SBC Communications Inc. 5.625% 2016	1,750	1,759
BellSouth Capital Funding Corp. 7.875% 2030	2,500	2,934
SBC Communications Inc. 6.45% 2034	2,130	2,175
Verizon Communications Inc. 5.50% 2017	14,385	14,303
Verizon Global Funding Corp. 7.75% 2030	1,900	2,209
Verizon Communications Inc. 6.25% 2037	2,000	1,988
U S WEST Capital Funding, Inc. 6.375% 2008	100	101
Qwest Capital Funding, Inc. 7.90% 2010	4,295	4,499
Qwest Capital Funding, Inc. 7.25% 2011	6,475	6,661
Qwest Communications International Inc. 7.25% 2011	4,000	4,115
Qwest Corp. 8.875% 2012	1,250	1,387
Qwest Capital Funding, Inc. 7.625% 2021	350	353
U S WEST Capital Funding, Inc. 6.875% 2028	700	665
American Tower Corp. 7.25% 2011	1,825	1,889
American Tower Corp. 7.125% 2012	5,250	5,434
American Tower Corp. 7.50% 2012	4,500	4,691
Intelsat, Ltd. 6.50% 2013	3,000	2,662
Intelsat (Bermuda), Ltd. 8.25% 2013	1,775	1,859
Intelsat Corp. 9.00% 2016[3]	2,500	2,766
Intelsat (Bermuda), Ltd. 9.25% 2016[3]	2,000	2,225
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,700	1,840
Windstream Corp. 8.625% 2016	5,800	6,373
France Télécom 7.75% 2011[2]	6,500	7,088
Rogers Wireless Inc. 7.25% 2012	3,825	4,107
Rogers Wireless Inc. 7.50% 2015	1,975	2,150
Rogers Cantel Inc. 9.75% 2016	500	632
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	2,500	2,666
American Cellular Corp., Series B, 10.00% 2011	782	832
Dobson Cellular Systems, Inc. 9.875% 2012	500	547
Dobson Communications Corp. 8.875% 2013	1,688	1,747
American Cellular Corp., Term Loan B, 7.35% 2014[1,2]	1,000	1,005
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,130
Telefónica Emisiones, SAU 7.045% 2036	1,500	1,607
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,870	2,985
Hawaiian Telcom Communications, Inc. 10.889% 2013[2]	2,195	2,239
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,125	1,237
Cricket Communications, Inc. 9.375% 2014[3]	6,025	6,417
Telecom Italia SpA 6.25% 2012	€920	1,307
Telecom Italia Capital SA, Series B, 5.25% 2013	$2,750	2,670
Telecom Italia Capital SA 7.20% 2036	2,000	2,089
Cincinnati Bell Inc. 7.25% 2013	5,250	5,473
Embarq Corp. 6.738% 2013	5,000	5,168
Centennial Cellular Corp. 10.75% 2008	279	281
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,000	1,085
Centennial Communications Corp. 11.11% 2013[2]	500	529
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	2,700	2,801
Triton PCS, Inc. 8.50% 2013	3,250	3,364
Deutsche Telekom International Finance BV 8.125% 2012[2]	€835	1,297
Deutsche Telekom International Finance BV 8.25% 2030[2]	$1,250	1,553
Level 3 Financing, Inc. 9.25% 2014[3]	2,500	2,581
NTELOS Inc., Term Loan B, 7.57% 2011[1,2]	2,450	2,470
Digicel Group Ltd. 8.875% 2015[3]	2,000	1,945
Singapore Telecommunications Ltd. 6.375% 2011[3]	750	788
		206,513

INDUSTRIALS — 4.95%
Delta Air Lines, Inc. 8.00% 2007[3,4]	1,500	806
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[1]	762	781
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[1]	8,627	8,980
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[1]	1,000	1,023
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[1]	280	284
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1]	10,798	10,913
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[1]	1,703	1,720
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[1]	1,000	1,028
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[1]	3,570	3,769
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[1]	335	336
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[1]	1,464	1,454
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1]	2,316	2,404
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	2,900	3,067
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	1,169	1,216
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	2,240	2,269
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1]	689	717
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	2,364	2,613
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	2,296	2,556
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[1]	1,310	1,340
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[1]	2,012	2,068
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[1]	1,850	1,958
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[1]	9,475	10,317
AMR Corp. 9.00% 2016	1,500	1,545
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[1]	1,039	1,028
AMR Corp. 10.20% 2020	1,345	1,369
AMR Corp. 10.00% 2021	1,200	1,206
Northwest Airlines, Inc. 7.875% 2008[4]	1,000	850
Northwest Airlines, Inc. 10.00% 2009[4]	2,750	2,337
Northwest Airlines, Inc. 9.875% 2007[4]	1,000	870
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[1,2]	10,000	10,000
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[1]	800	807
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[1,4]	3,633	4,153
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[1]	6,063	6,173
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[1]	650	655
United Airlines, Term Loan B, 7.375% 2014[1,2]	1,000	1,000
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[1]	1,157	1,174
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[1,4]	231	0
General Electric Capital Corp., Series A, 6.00% 2012	1,000	1,040
General Electric Co. 5.00% 2013	1,250	1,242
General Electric Capital Corp., Series A, 5.63% 2018[2]	2,000	2,015
General Electric Capital Corp., Series A, 5.74% 2026[2]	6,400	6,400
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,267
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	980
Allied Waste North America, Inc., Series B, 6.125% 2014	2,750	2,688
Allied Waste North America, Inc. 7.25% 2015	2,000	2,050
Allied Waste North America, Inc. 6.875% 2017	2,000	2,015
Hutchison Whampoa International Ltd. 7.00% 2011[3]	500	531
Hutchison Whampoa International Ltd. 6.50% 2013[3]	6,750	7,132
Kansas City Southern Railway Co. 9.50% 2008	1,850	1,947
Kansas City Southern Railway Co. 7.50% 2009	4,200	4,316
Terex Corp. 7.375% 2014	6,000	6,210
Tyco International Group SA 6.125% 2008	2,375	2,408
Tyco International Group SA 7.00% 2028	620	739
Tyco International Group SA 6.875% 2029	2,380	2,818
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[3]	4,300	4,709
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[3,6]	1,700	1,199
Ashtead Group PLC 8.625% 2015[3]	1,000	1,050
Ashtead Capital, Inc. 9.00% 2016[3]	4,500	4,815
American Standard Inc. 8.25% 2009	1,700	1,796
American Standard Inc. 7.625% 2010	2,300	2,439
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3]	1,908	1,980
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	1,939	2,045
John Deere Capital Corp., Series D, 4.375% 2008	1,500	1,488
John Deere Capital Corp. 5.40% 2011	2,000	2,022
Atrium Companies, Inc., Term Loan B, 8.60% 2012[1,2]	3,500	3,500
TFM, SA de CV 9.375% 2012	3,150	3,402
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,250	3,396
THL Buildco, Inc. 8.50% 2014	3,225	3,152
Standard Aero Holdings, Inc. 8.25% 2014	2,575	2,775
ARAMARK Corp., Term Loan B, 7.445% 2014[1,2]	1,431	1,435
ARAMARK Corp. 8.50% 2015[3]	1,075	1,123
ARAMARK Corp. 8.86% 2015[2,3]	200	207
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,325	2,488
H-Lines Finance Holding Corp. 0%/11.00% 2013[6]	2,600	2,483
USG Corp. 6.30% 2016[3]	2,000	2,018
Williams Scotsman, Inc. 8.50% 2015	1,500	1,579
K&F Industries, Inc. 7.75% 2014	1,400	1,495
Waste Management, Inc. 7.375% 2010	650	692
WMX Technologies, Inc. 7.10% 2026	500	539
Bombardier Inc. 6.30% 2014[3]	1,210	1,156
RSC Equipment Rental, Second Lien Term Loan B, 8.85% 2013[1,2]	875	895
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	534	533
		197,995

MATERIALS — 2.80%
Abitibi-Consolidated Co. of Canada 5.25% 2008	1,500	1,470
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,830
Abitibi-Consolidated Inc. 7.75% 2011	1,850	1,776
Abitibi-Consolidated Co. of Canada 8.855% 2011[2]	1,650	1,596
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	393
Abitibi-Consolidated Co. of Canada 8.375% 2015	7,215	6,818
C5 Capital (SPV) Ltd. 6.196% (undated)[2,3]	5,000	5,011
C10 Capital (SPV) Ltd. 6.722% (undated)[2,3]	4,500	4,446
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,675	1,807
Freeport-McMoRan Copper & Gold Inc. 8.546% 2015[2]	4,000	4,215
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,975	3,224
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	2,010
Stone Container Corp. 8.375% 2012	2,250	2,267
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,730
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[3]	2,000	1,965
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	8,275	8,234
JSG Funding PLC 9.625% 2012	211	225
JSG Funding PLC 7.75% 2015	€3,000	4,283
JSG Funding PLC 7.75% 2015	$2,000	2,050
Owens-Brockway Glass Container Inc. 8.875% 2009	2,197	2,252
Owens-Brockway Glass Container Inc. 8.75% 2012	2,250	2,379
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,709
Stora Enso Oyj 6.404% 2016[3]	$700	724
Stora Enso Oyj 7.25% 2036[3]	3,875	4,071
Alcoa Inc. 5.55% 2017	4,700	4,677
UPM-Kymmene Corp. 5.625% 2014[3]	4,500	4,445
Norske Skogindustrier ASA 7.625% 2011[3]	4,000	4,250
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,631
Graphic Packaging International, Inc. 9.50% 2013	500	534
Neenah Paper, Inc. 7.375% 2014	2,325	2,255
United States Steel Corp. 9.75% 2010	2,103	2,219
Plastipak Holdings, Inc. 8.50% 2015[3]	2,000	2,130
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	2,096
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	$2,000	2,050
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	278
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,380
Ainsworth Lumber Co. Ltd. 6.75% 2014	500	350
Airgas, Inc. 6.25% 2014	2,000	1,990
Building Materials Corp. of America 7.75% 2014	1,850	1,827
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[6]	1,044	975
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	650	742
Rhodia SA 9.25% 2011	€1,172	1,661
Domtar Inc. 7.125% 2015	$1,500	1,500
Lyondell Chemical Co. 10.50% 2013	1,185	1,304
Weyerhaeuser Co. 5.95% 2008	533	538
Weyerhaeuser Co. 7.375% 2032	675	709
Georgia-Pacific Corp., First Lien Term Loan B, 7.34% 2012[1,2]	1,012	1,019
Allegheny Technologies, Inc. 8.375% 2011	500	540
International Paper Co. 5.85% 2012	520	528
		112,113

ENERGY — 2.43%
Williams Companies, Inc. 6.375% 2010[3]	1,000	1,019
Williams Companies, Inc. 7.125% 2011	500	526
Williams Partners LP 7.50% 2011[3]	2,950	3,142
Williams Companies, Inc. 8.125% 2012	6,180	6,752
Williams Partners LP 7.25% 2017[3]	2,500	2,656
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,3]	3,307	3,248
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1]	46	45
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1]	675	758
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,3]	360	404
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,3]	7,500	7,250
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,3]	6,250	6,250
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1]	3,000	3,000
Gaz Capital SA 6.51% 2022[3]	7,940	8,079
Southern Natural Gas Co. 5.90% 2017[3]	2,510	2,523
El Paso Natural Gas Co. 5.95% 2017[3]	1,500	1,500
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	2,151
Southern Natural Gas Co. 8.00% 2032	750	895
Pogo Producing Co. 7.875% 2013	2,325	2,354
Pogo Producing Co. 6.625% 2015	100	98
Pogo Producing Co. 6.875% 2017	4,000	3,920
Qatar Petroleum 5.579% 2011[1,3]	5,500	5,532
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	1,008
Enterprise Products Operating LP 8.375% 2066[2]	2,500	2,740
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[1,3]	3,711	3,638
Teekay Shipping Corp. 8.875% 2011	3,350	3,626
Apache Corp. 6.00% 2037	3,500	3,497
Petroleum Export Ltd., Class A-3, 5.265% 2011[1,3]	3,568	3,494
Kinder Morgan Energy Partners LP 6.75% 2011	2,000	2,103
Kinder Morgan Energy Partners LP 6.00% 2017	380	385
Kinder Morgan Energy Partners LP 6.50% 2037	900	900
Drummond Co., Inc. 7.375% 2016[3]	2,545	2,456
Newfield Exploration Co. 6.625% 2014	1,000	1,005
Newfield Exploration Co. 6.625% 2016	1,250	1,256
Pemex Project Funding Master Trust 6.625% 2035	2,000	2,063
Premcor Refining Group Inc. 6.75% 2011	1,250	1,314
Premcor Refining Group Inc. 9.50% 2013	400	432
Energy Transfer Partners, LP 5.95% 2015	1,665	1,691
Encore Acquisition Co. 6.00% 2015	1,825	1,633
Gulfstream Natural Gas 6.19% 2025[3]	1,220	1,233
Canadian Natural Resources Ltd. 6.25% 2038	395	388
		96,964

UTILITIES — 2.13%
AES Corp. 9.50% 2009	695	744
AES Corp. 9.375% 2010	4,769	5,210
AES Corp. 8.75% 2013[3]	6,350	6,795
AES Red Oak, LLC, Series A, 8.54% 2019[1]	881	962
AES Ironwood, LLC 8.857% 2025[1]	1,130	1,277
AES Red Oak, LLC, Series B, 9.20% 2029[1]	2,500	2,863
Mission Energy Holding Co. 13.50% 2008	1,525	1,670
Edison Mission Energy 7.73% 2009	500	520
Edison Mission Energy 7.75% 2016	6,000	6,285
Midwest Generation, LLC, Series B, 8.56% 2016[1]	1,586	1,736
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	3,250	3,543
ISA Capital do Brasil SA 7.875% 2012[3]	625	641
ISA Capital do Brasil SA 8.80% 2017[3]	6,500	6,923
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[3]	3,920	3,963
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	2,000	2,027
NRG Energy, Inc. 7.25% 2014	725	745
NRG Energy, Inc. 7.375% 2016	4,675	4,815
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	3,562	3,861
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	152
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,474
American Electric Power Co., Inc. 4.709% 2007[2]	5,000	4,986
Veolia Environnement 6.125% 2033	€2,740	4,057
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	$2,200	2,137
MidAmerican Energy Holdings Co. 6.125% 2036	1,500	1,502
National Grid PLC 6.30% 2016	1,315	1,376
National Grid PLC 4.375% 2020	€1,290	1,634
Constellation Energy Group, Inc. 6.125% 2009	$1,800	1,835
Constellation Energy Group, Inc. 4.55% 2015	1,080	994
Cilcorp Inc. 8.70% 2009	1,000	1,025
Union Electric Co. 5.25% 2012	1,495	1,463
Mirant Americas Generation, Inc. 8.30% 2011	2,300	2,369
SP PowerAssets Ltd. 3.80% 2008[3]	2,000	1,961
Exelon Generation Co., LLC 6.95% 2011	1,300	1,364
Scottish Power PLC 5.375% 2015	1,230	1,220
Israel Electric Corp. Ltd. 7.70% 2018[3]	500	566
PSEG Energy Holdings Inc. 8.625% 2008	408	418
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	100
		85,213

ASSET-BACKED OBLIGATIONS[1]— 1.67%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[3]	3,000	2,969
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	3,250	3,187
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	5,000	4,981
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,188
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,665
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	4,500	4,510
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	4,000	4,034
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[2]	4,000	4,013
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,766
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,521
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[3]	3,496	3,478
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	3,320	3,350
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3]	3,000	3,005
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,948
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,801
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,707
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,223
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	2,006	2,045
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3]	2,000	1,999
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[4]	1,686	1,343
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 6.02% 2010[2,3]	750	750
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	695	688
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[2]	329	329
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[2]	276	276
		66,776

INFORMATION TECHNOLOGY — 1.63%
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	10,025	10,255
Electronic Data Systems Corp. 7.45% 2029	1,250	1,367
NXP BV and NXP Funding LLC 8.11% 2013[2,3]	2,800	2,895
NXP BV and NXP Funding LLC 7.875% 2014[3]	2,000	2,075
NXP BV and NXP Funding LLC 9.50% 2015[3]	6,250	6,484
Western Union Co. 5.51% 2008[2]	4,000	4,002
Western Union Co. 5.93% 2016	6,000	6,024
Celestica Inc. 7.875% 2011	6,750	6,564
Celestica Inc. 7.625% 2013	3,450	3,243
Sanmina-SCI Corp., Term Loan B, 7.875% 2008[1,2]	625	628
Sanmina-SCI Corp. 8.125% 2016	7,425	7,017
Xerox Corp. 7.125% 2010	5,000	5,277
SunGard Data Systems Inc. 9.125% 2013	4,500	4,849
Jabil Circuit, Inc. 5.875% 2010	3,060	3,046
Cisco Systems, Inc. 5.25% 2011	1,500	1,509
Exodus Communications, Inc. 11.625% 2010[4,7]	377	0
		65,235

HEALTH CARE — 1.21%
HCA Inc., Term Loan B, 8.114% 2013[1,2]	12,968	13,097
HCA Inc. 9.125% 2014[3]	580	621
HCA Inc. 9.25% 2016[3]	680	735
HCA Inc. 9.625% 2016[3,5]	680	736
HealthSouth Corp. 11.354% 2014[2,3]	3,905	4,237
HealthSouth Corp. 10.75% 2016[3]	2,245	2,453
Concentra Operating Corp. 9.50% 2010	4,000	4,240
Concentra Operating Corp. 9.125% 2012	1,750	1,877
Tenet Healthcare Corp. 6.375% 2011	1,000	940
Tenet Healthcare Corp. 9.875% 2014	2,100	2,132
Tenet Healthcare Corp. 9.25% 2015	1,850	1,841
Aetna Inc. 5.75% 2011	3,000	3,066
Mylan Laboratories Inc. 5.75% 2010	3,000	3,000
Amgen Inc. 4.00% 2009	2,500	2,439
Elan Corp., PLC 9.485% 2013[2,3]	2,000	2,040
Humana Inc. 6.45% 2016	1,500	1,556
Cardinal Health, Inc. 5.85% 2017	1,235	1,235
Wyeth 5.50% 2016	1,000	1,004
Warner Chilcott Corp. 8.75% 2015	650	681
WellPoint, Inc. 5.25% 2016	625	615
		48,545

CONSUMER STAPLES — 0.99%
Tyson Foods, Inc. 6.85% 2016[2]	13,170	13,727
SUPERVALU INC., Term Loan B, 6.84% 2012[1,2]	1,991	1,996
SUPERVALU INC. 7.50% 2012	765	810
Albertson’s, Inc. 7.25% 2013	2,410	2,502
Albertson’s, Inc. 8.00% 2031	2,000	2,048
Spectrum Brands, Inc. 7.375% 2015	6,125	4,931
Stater Bros. Holdings Inc. 8.855% 2010[2]	2,000	2,040
Stater Bros. Holdings Inc. 8.125% 2012	2,550	2,639
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	852
Jean Coutu Group (PJC) Inc. 8.50% 2014	3,400	3,706
CVS Corp. 6.036% 2028[1,3]	2,388	2,422
Ahold Finance U.S.A., Inc. 6.25% 2009	1,225	1,246
Tesco PLC 5.50% 2033	£330	659
		39,578

MUNICIPALS — 0.21%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	$2,895	3,097
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033 (prerefunded 2013)	1,500	1,662
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	1,625	1,598
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	1,515	1,520
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	401	401
		8,278

Total bonds & notes (cost: $3,175,300,000)		3,227,414

Convertible securities — 0.21%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.21%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	163,600	5,850
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	2,066
Amazon.com, Inc. 4.75% convertible debentures 2009	$648,000	646

Total convertible securities (cost: $7,376,000)		8,562

Preferred stocks — 3.03%	Shares

FINANCIALS — 3.03%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[2]	18,716,000	19,352
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[2,3]	4,650,000	4,899
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[2]	800,000	1,073
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[2,3]	6,075,000	6,326
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[2,3]	6,430,000	6,770
Sumitomo Mitsui Banking Corp. 6.078%[2,3]	9,750,000	9,818
SB Treasury Co. LLC, Series A, 9.40% noncumulative[2,3]	3,750,000	3,925
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[2,3]	10,800,000	11,144
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[2,3]	10,090,000	9,760
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual[2,3]	6,030,000	6,785
RBS Capital Trust I 4.709% noncumulative trust ING[2]	1,500,000	1,435
Royal Bank of Scotland Group PLC 5.512% noncumulative trust[2]	5,000,000	4,927
Fannie Mae, Series O, 7.015%[2,3]	100,000	5,275
Banco Santander Central Hispano, SA 6.50%[3,9]	200,000	5,094
ING Capital Funding Trust III 8.439% noncumulative[2]	4,000,000	4,420
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[2]	3,100,000	4,073
Barclays Bank PLC 4.75%[2]	3,420,000	3,996
Deutsche Bank Capital Funding Trust I 7.872%[2,3]	2,500,000	2,638
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[2,3]	1,175,000	1,191
BNP Paribas Capital Trust 9.003% noncumulative trust[2,3]	850,000	949
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	65,000	1,877
Wachovia Capital Trust III 5.80%[2]	2,450,000	2,481
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[2,3]	1,000,000	1,058
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,3]	750,000	813
First Republic Capital Corp., Series A, 10.50%[3]	750	836
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	20,000	527

Total preferred stocks (cost: $117,439,000)		121,442

Common stocks — 0.22%

UTILITIES — 0.08%
Drax Group PLC	209,474	3,246

INDUSTRIALS — 0.03%
DigitalGlobe Inc.[3,7,9]	306,464	1,226
UAL Corp.[9]	1,580	60
Delta Air Lines, Inc.[9]	60,887	16
		1,302

TELECOMMUNICATION SERVICES — 0.02%
Sprint Nextel Corp., Series 1	33,726	639
Embarq Corp.	1,686	95
XO Holdings, Inc.[9]	1,134	6
		740

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[9]	32,500	145

HEALTH CARE — 0.00%
Clarent Hospital Corp.[7,9]	16,114	2

MISCELLANEOUS — 0.08%
Other common stocks in initial period of acquisition		3,183

Total common stocks (cost: $4,895,000)		8,618

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[9]	2,273	2
XO Holdings, Inc., Series B, warrants, expire 2010[9]	1,704	1
XO Holdings, Inc., Series C, warrants, expire 2010[9]	1,704	1
GT Group Telecom Inc., warrants, expire 2010[3,7,9]	1,000	0

Total rights & warrants (cost: $52,000)		4

	Principal amount	Market value
Short-term securities — 15.84%	(000)	(000)

Variable Funding Capital Corp. 5.235%-5.245% due 5/2-5/9/2007[3]	$49,600	$49,341
CAFCO, LLC 5.25% due 4/13-5/1/2007[3]	48,300	48,134
Atlantic Industries 5.19%-5.20% due 5/9-6/7/2007[3,10]	47,200	46,850
IBM Corp. 5.22%-5.23% due 5/8-5/31/2007[3]	45,600	45,287
Johnson & Johnson 5.18% due 4/11-6/8/2007[3]	45,400	45,123
Wal-Mart Stores Inc. 5.18%-5.22% due 4/3-6/19/2007[3]	43,800	43,489
Park Avenue Receivables Co., LLC 5.25% due 4/11/2007[3]	18,400	18,370
J.P. Morgan Chase & Co. 5.23% due 4/10/2007	15,500	15,477
Bank of America Corp. 5.215% due 6/8/2007	29,300	29,013
Ranger Funding Co. LLC 5.26% due 4/5/2007[3]	4,600	4,597
Clipper Receivables Co., LLC 5.24% due 4/13/2007[3]	24,200	24,154
Three Pillars Funding, LLC 5.42%-5.26% due 4/2-4/9/2007[3]	23,800	23,773
Emerson Electric Co. 5.23% due 4/4/2007[3]	22,200	22,187
Federal Home Loan Bank 5.143% due 4/18/2007	21,850	21,794
Kimberly-Clark Worldwide Inc. 5.21% due 4/27/2007[3]	20,000	19,922
CIT Group, Inc. 5.22% due 5/25/2007[3,10]	20,000	19,847
Procter & Gamble International Funding S.C.A. 5.22% due 4/13/2007[3]	19,000	18,966
Abbott Laboratories 5.23% due 4/17/2007[3]	16,600	16,559
AT&T Inc. 5.26% due 4/10/2007[3]	15,575	15,552
McCormick & Co., Inc. 5.22% due 4/17/2007[3]	15,500	15,462
Estée Lauder Companies Inc. 5.22% due 4/27/2007[3]	15,000	14,941
Hershey Co. 5.19% due 4/12/2007[3]	10,000	9,983
Colgate-Palmolive Co. 5.22% due 4/26/2007[3]	10,000	9,962
Brown-Forman Corp. 5.23% due 5/17/2007[3]	9,800	9,736
Freddie Mac 5.135% due 4/2/2007	9,600	9,597
Caterpillar Financial Services Corp. 5.19% due 5/25/2007	8,200	8,137
United Technologies Corp. 5.24% due 4/24/2007[3]	6,800	6,776
3M Co. 5.19% due 4/25/2007	6,800	6,775
USAA Capital Corp. 5.19% due 5/16/2007	6,000	5,962
Private Export Funding Corp. 5.21% due 4/10/2007[3]	4,500	4,494
Illinois Tool Works Inc. 5.19% due 5/4/2007	3,200	3,184

Total short-term securities (cost: $633,398,000)		633,444

Total investment securities (cost: $3,938,460,000)		3,999,484
Other assets less liabilities		284

Net assets		$3,999,768

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,137,480,000, which represented 28.44% of the net assets of the fund.
4Scheduled interest and/or principal payment was not received.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Step bond; coupon rate will increase at a later date.
7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,277,000.
8Index-linked bond whose principal amount moves with a government retail price index.
9Security did not produce income during the last 12 months.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$78,283
Gross unrealized depreciation on investment securities	(19,318)
Net unrealized appreciation on investment securities	58,965
Cost of investment securities for federal income tax purposes	3,940,519

Global Bond Fund
Investment portfolio

March 31, 2007
unaudited

Bonds & notes — 86.01%	Principal amount (000)		Market value (000)

EUROS — 14.67%
German Government 4.50% 2013	€ 625	$	US 856
German Government 4.25% 2014	920		1,246
German Government 4.00% 2016	1,575		2,099
German Government 6.25% 2024	275		456
German Government 4.00% 2037	325		417
Spanish Government 4.25% 2007	980		1,312
French Government O.A.T. Eurobond 5.25% 2008	140		189
French Government O.A.T. Eurobond 4.00% 2009	100		134
French Government O.A.T. Eurobond 4.75% 2035	330		474
Ireland (Republic of) Eurobond 5.00% 2013	400		562
Belgium (Kingdom of) 4.25% 2014	225		304
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	170		217
Rodamco Europe Finance BV 3.75% 2012	145		186
Veolia Environnement 4.875% 2013	50		68
Veolia Environnement 6.125% 2033	55		81
Netherlands Government Eurobond 5.00% 2012	100		140
Resona Bank, Ltd 4.125% (undated)[1]	100		130
National Grid PLC 4.375% 2020	100		127
Sumitomo Mitsui Banking Corp. 4.375% (undated)[1]	75		97
TeliaSonera AB 4.125% 2015	75		96
Saint-Gobain Nederland BV 5.00% 2014	50		68
PLD International Finance LLC 4.375% 2011	50		66
UniCredito Italiano SpA 3.95% 2016	50		63
			9,388

JAPANESE YEN — 6.35%
Japanese Government 1.80% 2008	¥ 89,000		767
Japanese Government 0.90% 2008	62,750		535
Japanese Government 1.80% 2010	28,000		244
Japanese Government 1.30% 2011	20,400		175
Japanese Government 0.50% 2013	3,000		24
Japanese Government 1.50% 2014	164,350		1,402
Japanese Government 1.70% 2016	67,200		577
Japanese Government 2.30% 2035	40,400		342
			4,066

BRITISH POUNDS — 5.00%
United Kingdom 5.00% 2008	£170		333
United Kingdom 5.00% 2012	125		244
United Kingdom 5.00% 2014	200		392
United Kingdom 4.75% 2015	455		880
United Kingdom 8.00% 2021	275		714
United Kingdom 4.75% 2038	255		533
Abbey National PLC 7.50% (undated)[1]	50		103
			3,199

SWEDISH KRONOR — 3.47%
Swedish Government 5.00% 2009	SKr2,230	$	US 327
Swedish Government 5.25% 2011	7,350		1,105
Swedish Government 6.75% 2014	4,700		789
			2,221

ISRAELI SHEKELS — 2.27%
Israeli Government 7.50% 2014	ILS2,488		678
Israeli Government 6.50% 2016	2,980		778
			1,456

MEXICAN PESOS — 2.02%
United Mexican States Government, Series MI10, 9.50% 2014	MXN7,500		757
United Mexican States Government, Series M20, 10.00% 2024	4,800		535
			1,292

MALAYSIAN RINGGIT — 1.96%
Malaysia 3.756% 2011	MYR1,200		351
Malaysia 3.718% 2012	1,670		489
Malaysia 4.262% 2016	1,340		411
			1,251

SOUTH KOREAN WON — 1.67%
Korean Government 5.00% 2011	KRW325,000		348
Korean Government 5.25% 2015	661,430		720
			1,068

SINGAPORE DOLLARS — 1.63%
Singapore (Republic of) 3.125% 2011	S$1,025		688
Singapore (Republic of) 3.75% 2016	500		354
			1,042

EGYPTIAN POUNDS — 1.34%
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP 500		86
Egypt (Arab Republic of) Treasury Bill 0% 2007	50		8
Egypt (Arab Republic of) Treasury Bill 0% 2007	1,075		179
Egypt (Arab Republic of) Treasury Bill 0% 2008	550		91
Egypt (Arab Republic of) Treasury Bill 0% 2008	1,000		163
Egypt (Arab Republic of) Treasury Bill 0% 2008	750		122
Egypt (Arab Republic of) 11.50% 2011	1,125		211
			860

HUNGARIAN FORINT — 1.12%
Hungarian Government 6.00% 2011	HUF33,980		175
Hungarian Government 7.25% 2012	99,820		541
			716

TURKISH LIRE — 0.92%
Turkey (Republic of) Treasury Bill 0% 2008	TRY530		301
Turkey (Republic of) 10.00% 2012[2]	395		287
			588

AUSTRALIAN DOLLARS — 0.89%
New South Wales Treasury Corp. 5.50% 2014	A$375		291
Queensland Treasury Corp. 6.00% 2015	350		281
			572

NORWEGIAN KRONER — 0.85%
Norwegian Government 6.50% 2013	NOK3,000	$	US544

INDONESIAN RUPIAH — 0.84%
Indonesia (Republic of) 12.50% 2013	IDR4,207,000		526
Indonesia (Republic of) 11.00% 2025	100,000		11
			537

POLISH ZLOTY — 0.65%
Polish Government 5.75% 2010	PLZ610		217
Polish Government 4.25% 2011	586		197
			414

ARGENTINE PESOS — 0.61%
Argentina (Republic of) 5.83% 2033[2,3,4]	ARS1,169		390

BRAZILIAN REAIS — 0.42%
Brazil (Federal Republic of) 10.00% 2014	R$1		268

COLOMBIAN PESOS — 0.35%
Columbia (Republic of) Global 11.75% 2010	COP317,000		153
Colombia (Republic of) Global 12.00% 2015	139,000		74
			227

CANADIAN DOLLARS — 0.10%
Canadian Government 5.50% 2010	C$70		63

U.S. DOLLARS — 38.88%
U.S. Treasury 3.625% 2007[5]	$970		967
U.S. Treasury 4.875% 2012	715		726
U.S. Treasury 3.875% 2013[5]	750		725
U.S. Treasury 4.25% 2014	1,050		1,027
U.S. Treasury 4.50% 2016	808		800
U.S. Treasury 7.50% 2016	1,475		1,793
U.S. Treasury 8.125% 2019	125		163
U.S. Treasury 8.50% 2020	1,325		1,785
U.S. Treasury 6.50% 2026[5]	850		1,017
U.S. Treasury 4.50% 2036	1,325		1,249
Fannie Mae 4.25% 2007	290		289
Fannie Mae 4.75% 2007	620		619
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012[3]	35		34
Fannie Mae 5.00% 2035[3]	142		138
Fannie Mae 5.00% 2036[3]	241		233
Fannie Mae 6.00% 2036[3]	347		350
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[3]	420		327
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[3]	199		203
Freddie Mac 5.50% 2034[3]	449		445
Freddie Mac 5.00% 2035[3]	100		96
Freddie Mac 5.00% 2035[3]	300		290
Freddie Mac 5.50% 2036[3]	193		191
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	98		74
Gaz Capital SA 6.51% 2022[6]	390		397
Washington Mutual Bank 5.65% 2014	250		249
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,6]	100		99
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[3]	336		327
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019[3]	297		286
Federal Home Loan Bank 4.625% 2007	270		269
Verizon Communications Inc. 5.50% 2017	270		268
BBVA International SA Unipersonal 5.919% (undated)[1,6]	270		267
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020[3]	267		260
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.886% 2042[1,3]	250		249
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3]	250		236
Canadian Natural Resources Ltd. 6.25% 2038	240		236
Nextel Communications, Inc., Series D, 7.375% 2015	225		233
Hospitality Properties Trust 5.625% 2017[6]	225		222
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[1,6]	210		214
Glen Meadow Pass Through Trust 6.505% 2067[6]	200		203
SBC Communications Inc. 6.25% 2011	100		104
SBC Communications Inc. 5.10% 2014	100		98
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037[1,3]	200		202
Standard Chartered PLC 6.409% (undated)[1,6]	200		198
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[3]	200		197
Scottish Power PLC 5.375% 2015	185		183
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[6]	160		157
Chohung Bank 4.50% 2014[1,6]	160		156
Banco Mercantil del Norte 6.135% 2016[6]	150		152
TuranAlem Finance BV 8.25% 2037[6]	150		151
Federated Retail Holdings, Inc. 5.35% 2012	85		85
Federated Retail Holdings, Inc. 6.375% 2037	60		58
Kinder Morgan Energy Partners LP 6.00% 2017	140		142
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[6]	130		131
HVB Funding Trust I 8.741% 2031[6]	100		128
Hawker Beechcraft 8.875% 2015[4,6]	90		93
Hawker Beechcraft 9.75% 2017[6]	25		26
Development Bank of Singapore Ltd. 7.125% 2011[6]	100		107
Tyson Foods, Inc. 6.85% 2016[1]	100		104
Corporación Andina de Fomento 5.75% 2017	100		101
Southern Natural Gas Co. 5.90% 2017[6]	100		100
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013[3]	100		100
Resona Bank, Ltd. 5.85% (undated)[1,6]	100		100
Sonoco, Inc. 5.75% 2017	100		99
D.R. Horton, Inc. 6.50% 2016	100		98
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	60		62
Charter Communications Operating, LLC, Term Loan Facilities B, 7.33% 2012[1,3]	25		25
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	10		10
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,6]	100		97
Merrill Lynch & Co., Inc. 6.11% 2037	100		97
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[3]	100		97
Ambac Financial Group, Inc. 6.15% 2087	100		94
American Tower Corp. 7.25% 2011	40		41
American Tower Corp. 7.125% 2012	50		52
Viacom Inc. 6.25% 2016	90		91
Midwest Generation, LLC, Series B, 8.56% 2016[3]	79		87
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.66% 2039[1,3]	80		82
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	75		78
Univision Communications Inc. 7.85% 2011	25		26
Univision Communications Inc. 9.75% 2015[4,6]	50		50
THL Buildco, Inc. 8.50% 2014	75		73
Telecom Italia Capital SA 7.20% 2036	70		73
Argentina (Republic of) 0% 2035	525		73
CVS Corp. 6.036% 2028[3,6]	70		71
Tenet Healthcare Corp. 7.375% 2013	30		28
Tenet Healthcare Corp. 9.875% 2014	10		10
Tenet Healthcare Corp. 9.25% 2015	20		20
ARAMARK Corp., Term Loan B, 7.445% 2014[1,3]	25		25
ARAMARK Corp. 8.50% 2015[6]	30		31
Windstream Corp. 8.625% 2016	50		55
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[6]	50		55
Williams Companies, Inc. 8.125% 2012	50		55
Serena Software, Inc. 10.375% 2016	50		54
AMC Entertainment Inc. 8.00% 2014	25		26
AMC Entertainment Inc., Series B, 11.00% 2016	25		29
Cricket Communications, Inc. 9.375% 2014[6]	50		53
Hughes Communications, Inc. 9.50% 2014	50		53
Dollarama Group LP and Dollarama Corp. 8.875% 2012	50		52
National Grid PLC 6.30% 2016	50		52
Lafarge 6.15% 2011	50		52
Burlington Coat Factory Warehouse Corp. 11.125% 2014	50		51
Elizabeth Arden, Inc. 7.75% 2014	50		51
Goodman Global Holdings, Inc., Series B, 7.875% 2012	50		50
HCA Inc., Term Loan B, 8.114% 2013[1,3]	50		50
Allied Waste North America, Inc., Series B, 6.125% 2014	50		49
Radio One, Inc. 6.375% 2013	50		49
General Motors Corp. 7.125% 2013	50		47
William Lyon Homes, Inc. 10.75% 2013	25		24
William Lyon Homes, Inc. 7.50% 2014	25		22
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[3]	45		45
HealthSouth Corp. 10.75% 2016[6]	40		44
Centennial Communications Corp. 11.11% 2013[1]	40		42
Sanmina-SCI Corp. 6.75% 2013	30		27
Sanmina-SCI Corp. 8.125% 2016	15		14
Yankee Acquisition 8.50% 2015[6]	20		20
Yankee Acquisition 9.75% 2017[6]	20		20
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	39		40
Neiman Marcus Group, Inc. 9.00% 2015[4]	35		39
American Media Operations, Inc., Series B, 10.25% 2009	40		38
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	35		38
Michaels Stores, Inc. 10.00% 2014[6]	35		38
CanWest Media Inc., Series B, 8.00% 2012	35		36
DRS Technologies, Inc. 6.875% 2013	10		10
DRS Technologies, Inc. 7.625% 2018	25		26
Momentive Performance Materials Inc. 9.75% 2014[6]	35		36
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	35		36
Qwest Capital Funding, Inc. 7.25% 2011	25		26
U S WEST Communications, Inc. 6.875% 2033	10		10
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[3,6]	35		35
Technical Olympic USA, Inc. 9.00% 2010	25		23
Technical Olympic USA, Inc. 7.50% 2011	15		11
Tenneco Automotive Inc. 8.625% 2014	30		31
Alion Science and Technology 10.25% 2015[6]	30		31
Covalence Specialty Materials Corp. 10.25% 2016[6]	30		30
American Cellular Corp., Series B, 10.00% 2011	4		4
Dobson Communications Corp. 8.875% 2013	25		26
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	20		20
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	10		10
Celestica Inc. 7.875% 2011	20		19
Celestica Inc. 7.625% 2013	10		9
Intelsat (Bermuda), Ltd. 11.25% 2016[6]	25		29
Ford Motor Co. 6.50% 2018	35		28
SunGard Data Systems Inc. 9.125% 2013	26		28
Bon-Ton Department Stores, Inc. 10.25% 2014	25		27
Fisher Communications, Inc. 8.625% 2014	25		27
Concentra Operating Corp. 9.125% 2012	25		27
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	25		27
K&F Industries, Inc. 7.75% 2014	25		27
Team Finance LLC and Health Finance Corp. 11.25% 2013	25		27
LBI Media, Inc. 10.125% 2012	25		26
Hawaiian Telcom Communications, Inc. 9.75% 2013	25		26
TransDigm Inc. 7.75% 2014	25		26
Rural Cellular Corp. 9.75% 2010	25		26
Stater Bros. Holdings Inc. 8.125% 2012	25		26
Level 3 Financing, Inc. 9.25% 2014[6]	25		26
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[6]	25		26
Albertson’s, Inc. 8.00% 2031	25		26
Hanesbrands Inc. 8.735% 2014[1,6]	25		26
Accuride Corp. 8.50% 2015	25		25
Seneca Gaming Corp. 7.25% 2012	25		25
Mandalay Resort Group 6.375% 2011	25		25
Young Broadcasting Inc. 10.00% 2011	25		25
Building Materials Corp. of America 7.75% 2014	25		25
Pogo Producing Co. 6.625% 2015	25		25
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	25		24
Meritage Homes Corp. 6.25% 2015	25		23
Education Management LLC and Education Management Finance Corp. 10.25% 2016	20		22
Mobile Storage Group, Inc. 9.75% 2014[6]	20		21
Warner Chilcott Corp. 8.75% 2015	20		21
Owens-Brockway Glass Container Inc. 7.75% 2011	20		21
Idearc Inc. 8.00% 2016[6]	20		21
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	20		21
NRG Energy, Inc. 7.25% 2014	20		21
AEP Industries Inc. 7.875% 2013	20		21
Northwest Airlines, Inc., Term Loan B, 8.85% 2013[1,3]	10		10
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[1,3]	10		10
Sensata Technologies BV 8.25% 2014[1]	20		20
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	20		20
K. Hovnanian Enterprises, Inc. 8.875% 2012	20		19
Dole Food Co., Inc. 7.25% 2010	20		19
Linens ’n Things, Inc. 10.985% 2014[1]	20		19
Georgia Gulf Corp. 9.50% 2014[6]	15		14
Beazer Homes USA, Inc. 6.875% 2015	15		13
Goodyear Tire & Rubber Co. 8.625% 2011[6]	10		11
Boyd Gaming Corp. 7.75% 2012	10		10
Rouse Co. 6.75% 2013[6]	10		10
Entercom Radio, LLC 7.625% 2014	10		10
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	10		10
Liberty Media Corp. 8.25% 2030	10		10
Riddell Bell Holdings Inc. 8.375% 2012	10		10
Duane Reade Inc. 9.75% 2011	10		10
Warner Music Group 7.375% 2014	10		10
ACIH, Inc. 0%/11.50% 2012[6,7]	10		8
Standard Pacific Corp. 7.00% 2015	5		4
			24,876

Total bonds & notes (cost: $54,582,000)			55,038

Preferred stocks — 1.20%	Shares		Market value (000)

EUROS — 0.74%
Barclays Bank PLC 4.75%[1]	180,000	$	US 210
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	150,000		197
Allied Irish Banks, PLC 4.781%[1]	50,000		64
			471

BRITISH POUNDS — 0.30%
Sumitomo Mitsui Banking Corp. 6.164%[1]	100,000		194

U.S. DOLLARS — 0.16%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	100,000		103

Total preferred stocks (cost: $759,000)			768

	Principal amount
Short-term securities — 10.43%	(000)

Three Pillars Funding, LLC 5.42% due 4/2/2007[6]	$1,500		1,499
Stadshypotek Delaware Inc., 5.24% due 4/20/2007[6]	1,200		1,196
Dexia Delaware LLC 5.25% due 5/1/2007	1,000		995
Variable Funding Capital Corp. 5.245% due 5/8/2007[6]	900		895
Freddie Mac 5.17% due 5/30/2007	800		793
U.S. Treasury Bills 5.13% due 4/5/2007	700		700
Ranger Funding Co. LLC 5.28% due 5/9/2007[6]	600		597

Total short-term securities (cost: $6,675,000)			6,675

Total investment securities (cost: $62,016,000)			62,481
Other assets less liabilities			1,507

Net assets		$	US63,988

1 Coupon rate may change periodically.
2 Index-linked bond whose principal amount moves with a government retail price index.
3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
6 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $7,891,000, which represented 12.33% of the net assets of the fund.
7 Step bond; coupon rate will increase at a later date.

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$603
Gross unrealized depreciation on investment securities	(150)
Net unrealized appreciation on investment securities	453
Cost of investment securities for federal income tax purposes	62,028

High-Income Bond Fund
Investment portfolio

March 31, 2007
unaudited

Bonds & notes — 81.17%	Principal amount (000)	Market value (000)

CONSUMER DISCRETIONARY — 24.33%
General Motors Corp. 7.20% 2011	$2,765	$2,634
General Motors Corp. 7.125% 2013	7,785	7,298
General Motors Corp. 7.25% 2013	€400	516
General Motors Corp. 7.70% 2016	$8,425	7,856
General Motors Corp. 8.80% 2021	7,957	7,698
General Motors Corp. 9.40% 2021	597	588
General Motors Corp. 8.25% 2023	250	226
General Motors Corp. 8.375% 2033	700	632
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	167	177
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	1,050	1,097
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	2,375	2,485
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125% 2012	1,000	1,015
Charter Communications Operating, LLC, Term Loan Facilities B, 8.005% 2013[2,3]	2,000	1,999
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	6,808	7,080
Charter Communications Operating, LLC, Term Loan Facilities B, 7.33% 2014[2,3]	7,225	7,207
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	1,750	1,831
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	3,700	3,857
Univision Communications Inc., Term Loan B, 7.60% 2014[2,3]	2,720	2,720
Univision Communications Inc. 9.75% 2015[1,4]	6,895	6,904
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	500	524
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	800	839
R.H. Donnelley Inc. 10.875% 2012[1]	2,500	2,713
Dex Media, Inc., Series B, 0%/9.00% 2013[5]	250	234
Dex Media, Inc., Series B, 0%/9.00% 2013[5]	250	234
R.H. Donnelley Corp., Series A-2, 6.875% 2013	1,275	1,246
R.H. Donnelley Corp., Series A-1, 6.875% 2013	225	220
Dex Media, Inc., Series B, 8.00% 2013	2,575	2,710
R.H. Donnelley Corp., Series A-3, 8.875% 2016	675	721
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,000	2,835
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,030	997
K. Hovnanian Enterprises, Inc. 6.25% 2015	400	349
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,500	1,294
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,535	2,377
K. Hovnanian Enterprises, Inc. 8.625% 2017	1,000	970
Mirage Resorts, Inc. 6.75% 2007	550	553
Mirage Resorts, Inc. 6.75% 2008	500	505
MGM MIRAGE 6.00% 2009	2,375	2,390
MGM MIRAGE 6.75% 2012	1,050	1,049
MGM MIRAGE 6.75% 2013	2,580	2,574
MGM MIRAGE 6.625% 2015	1,550	1,496
Michaels Stores, Inc., Term Loan B, 8.125% 2013[2,3]	1,294	1,307
Michaels Stores, Inc. 10.00% 2014[1]	6,100	6,558
Young Broadcasting Inc. 10.00% 2011	7,467	7,392
NTL Cable PLC 8.75% 2014	3,250	3,396
NTL Cable PLC 8.75% 2014	€500	722
NTL Cable PLC 9.75% 2014	£300	626
NTL Cable PLC 9.125% 2016	$2,450	2,597
American Media Operations, Inc., Series B, 10.25% 2009	3,975	3,776
American Media Operations, Inc. 8.875% 2011	3,480	3,176
Burlington Coat Factory Warehouse Corp. 11.125% 2014	6,450	6,611
CSC Holdings, Inc., Series B, 8.125% 2009	3,650	3,796
Cablevision Systems Corp., Series B, 8.00% 2012	2,690	2,744
Linens ’n Things, Inc. 10.985% 2014[2]	6,650	6,218
Bon-Ton Department Stores, Inc. 10.25% 2014	5,750	6,203
CanWest Media Inc., Series B, 8.00% 2012	5,626	5,851
Delphi Automotive Systems Corp. 6.50% 2009[6]	3,500	3,938
Delphi Corp. 6.50% 2013[6]	555	606
Delphi Automotive Systems Corp. 6.55% 2006[6]	250	280
Delphi Automotive Systems Corp. 7.125% 2029[6]	750	846
Cinemark USA, Inc., Term Loan B, 7.40% 2013[2,3]	3,159	3,171
Cinemark, Inc. 0%/9.75% 2014[5]	2,625	2,415
Beazer Homes USA, Inc. 6.875% 2015	975	875
Beazer Homes USA, Inc. 8.125% 2016	4,500	4,253
Radio One, Inc., Series B, 8.875% 2011[7]	4,000	4,145
Radio One, Inc. 6.375% 2013	900	873
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	4,905	4,880
Tenneco Automotive Inc., Series B, 10.25% 2013	1,500	1,642
Tenneco Automotive Inc. 8.625% 2014	3,060	3,205
Education Management LLC and Education Management Finance Corp. 10.25% 2016	3,995	4,355
Sun Media Corp. 7.625% 2013	1,500	1,530
Quebecor Media Inc. 7.75% 2016	2,725	2,814
Ford Capital BV 9.50% 2010	200	201
Ford Motor Co. 6.50% 2018	4,844	3,887
Technical Olympic USA, Inc. 9.00% 2010	450	422
Technical Olympic USA, Inc. 10.375% 2012	3,775	2,869
Technical Olympic USA, Inc. 7.50% 2015	925	659
Toys “R” Us, Inc. 7.625% 2011	2,680	2,559
Toys “R” Us-Delaware, Inc., Term Loan B, 9.61% 2012[2,3]	1,250	1,279
Mohegan Tribal Gaming Authority 6.375% 2009	2,575	2,575
Mohegan Tribal Gaming Authority 6.125% 2013	250	247
Mohegan Tribal Gaming Authority 7.125% 2014	950	969
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,775	3,624
Grupo Posadas, SA de CV 8.75% 2011[1]	3,450	3,588
KB Home 5.875% 2015	2,210	1,959
KB Home 6.25% 2015	1,680	1,514
Neiman Marcus Group, Inc. 9.00% 2015[4]	3,095	3,404
Sealy Mattress Co. 8.25% 2014	3,200	3,384
Vidéotron Ltée 6.875% 2014	1,995	2,025
Vidéotron Ltée 6.375% 2015	1,220	1,205
Idearc Inc. 8.00% 2016[1]	3,075	3,179
Viacom Inc. 5.75% 2011	3,000	3,044
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,894
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,750	2,881
Telenet Communications NV 9.00% 2013	€1,195	1,758
Telenet Group Holding NV 0%/11.50% 2014[1,5]	$1,184	1,116
Iesy Repository GmbH 10.125% 2015	€500	738
Iesy Repository GmbH 10.375% 2015[1]	$2,000	2,130
Goodyear Tire & Rubber Co. 9.14% 2009[1,2]	675	681
Goodyear Tire & Rubber Co. 8.625% 2011[1]	2,025	2,187
William Lyon Homes, Inc. 10.75% 2013	1,750	1,697
William Lyon Homes, Inc. 7.50% 2014	1,125	990
Boyd Gaming Corp. 7.75% 2012	1,300	1,349
Boyd Gaming Corp. 8.75% 2012	500	524
Boyd Gaming Corp. 6.75% 2014	800	802
Kabel Deutschland GmbH 10.625% 2014	2,350	2,632
Standard Pacific Corp. 5.125% 2009	1,000	955
Standard Pacific Corp. 7.00% 2015	1,860	1,669
Hanesbrands Inc. 8.735% 2014[1,2]	2,560	2,621
Riddell Bell Holdings Inc. 8.375% 2012	2,200	2,183
Seneca Gaming Corp. 7.25% 2012	2,125	2,149
LBI Media, Inc. 10.125% 2012	2,000	2,110
Liberty Media Corp. 7.875% 2009	1,000	1,054
Liberty Media Corp. 8.25% 2030	1,050	1,055
Visteon Corp. 8.25% 2010	2,000	2,050
Meritage Corp. 7.00% 2014	500	474
Meritage Homes Corp. 6.25% 2015	1,725	1,565
AMC Entertainment Inc. 8.00% 2014	500	511
AMC Entertainment Inc., Series B, 11.00% 2016	1,325	1,515
Fisher Communications, Inc. 8.625% 2014	1,860	2,002
Gaylord Entertainment Co. 8.00% 2013	1,445	1,487
Gaylord Entertainment Co. 6.75% 2014	500	489
Royal Caribbean Cruises Ltd. 7.00% 2007	725	732
Royal Caribbean Cruises Ltd. 8.00% 2010	875	935
Royal Caribbean Cruises Ltd. 8.75% 2011	275	302
Warner Music Group 7.375% 2014	2,000	1,915
WDAC Intermediate Corp. 8.375% 2014[1]	1,450	1,551
WDAC Intermediate Corp. 8.50% 2014	€250	359
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	$1,790	1,815
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,675	1,721
Mediacom Broadband LLC and Medicom Broadband Corp. 8.50% 2015[1]	1,500	1,541
D.R. Horton, Inc. 8.00% 2009	875	908
D.R. Horton, Inc. 7.875% 2011	300	320
D.R. Horton, Inc. 6.875% 2013	200	205
J.C. Penney Co., Inc. 8.00% 2010	750	804
J.C. Penney Co., Inc. 9.00% 2012	495	571
Clear Channel Communications, Inc. 5.75% 2013	695	652
Clear Channel Communications, Inc. 5.50% 2014	605	536
Dillard’s, Inc. 6.625% 2008	700	710
Dillard Department Stores, Inc. 9.125% 2011	350	384
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,021	1,081
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[1]	1,025	1,058
Regal Cinemas Corp., Series B, 9.375% 2012[8]	1,000	1,049
Hilton Hotels Corp. 7.625% 2008	265	272
Hilton Hotels Corp. 7.20% 2009	610	637
RBS-Zero Editora Jornalística SA 11.00% 2010[1]	758	823
Harrah’s Operating Co., Inc. 7.125% 2007	250	251
Harrah’s Operating Co., Inc. 5.625% 2015	400	346
Warnaco, Inc. 8.875% 2013	500	533
Ryland Group, Inc. 5.375% 2008	500	499
Carmike Cinemas, Inc., Term Loan B, 8.59% 2012[2,3]	323	325
KAC Acquisition Corp. 8.00% 2026[1,4,8]	78	78
Stoneridge, Inc. 11.50% 2012	10	11
		303,236

INDUSTRIALS — 12.70%
Calair LLC and Calair Capital Corp. 8.125% 2008	$1,000	$1,012
Continental Airlines, Inc. 8.75% 2011	1,250	1,231
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	670	671
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	727	769
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	1,438	1,500
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3,7]	740	770
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	2,813	2,928
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	1,860	1,936
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	1,037	1,147
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	459	511
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	909	955
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011[3]	1,855	1,883
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	2,000	2,046
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3,7]	3,370	3,669
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	3,790	3,749
AMR Corp. 10.00% 2021	1,000	1,005
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[1]	7,600	8,322
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[1,5]	3,775	2,661
Northwest Airlines, Inc. 8.875% 2006[6]	500	424
Northwest Airlines, Inc. 9.875% 2007[6]	1,000	870
Northwest Airlines, Inc. 7.875% 2008[6]	665	565
Northwest Airlines, Inc. 10.00% 2009[6]	1,000	850
Northwest Airlines, Inc., Term Loan B, 8.85% 2013[2,3]	2,590	2,600
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[2,3]	3,740	3,740
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	1,007
Allied Waste North America, Inc., Series B, 5.75% 2011	1,500	1,470
Allied Waste North America, Inc. 7.875% 2013	400	417
Allied Waste North America, Inc., Series B, 6.125% 2014	1,750	1,711
Allied Waste North America, Inc., Series B, 7.375% 2014	3,100	3,162
Allied Waste North America, Inc. 7.25% 2015	100	102
Allied Waste North America, Inc. 6.875% 2017	700	705
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[3]	349	352
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	2,699	2,748
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	970	977
United Airlines, Term Loan B, 7.375% 2014[2,3]	2,000	2,000
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	2,025	2,054
Hawker Beechcraft 8.50% 2015[1]	725	755
Hawker Beechcraft 8.875% 2015[1,4]	6,500	6,736
Hawker Beechcraft 9.75% 2017[1]	250	262
NTK Holdings Inc. 0%/10.75% 2014[5]	5,250	3,832
THL Buildco, Inc. 8.50% 2014	3,435	3,358
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	5,429	5,809
DRS Technologies, Inc. 6.875% 2013	2,675	2,715
DRS Technologies, Inc. 6.625% 2016	2,000	2,030
DRS Technologies, Inc. 7.625% 2018	875	914
ARAMARK Corp., Term Loan B, 7.445% 2014[2,3]	2,739	2,746
ARAMARK Corp. 8.50% 2015[1]	2,325	2,430
ARAMARK Corp. 8.86% 2015[1,2]	250	258
Alion Science and Technology 10.25% 2015[1]	5,075	5,253
Goodman Global Holdings, Inc., Series B, 7.875% 2012	4,530	4,575
Goodman Global Holdings, Inc., Series B, 8.36% 2012[2]	359	363
Standard Aero Holdings, Inc. 8.25% 2014	4,430	4,773
Ashtead Group PLC 8.625% 2015[1]	1,675	1,759
Ashtead Capital, Inc. 9.00% 2016[1]	2,625	2,809
K&F Industries, Inc. 7.75% 2014	3,940	4,206
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	3,901	4,116
TransDigm Group Inc. 7.75% 2014[1]	1,900	1,971
TransDigm Inc. 7.75% 2014	1,775	1,842
Delta Air Lines, Inc. 8.00% 2007[1,6]	1,250	672
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	2,500	2,602
Hertz Corp. 10.50% 2016	2,850	3,256
TFM, SA de CV 9.375% 2012	2,150	2,322
TFM, SA de CV 12.50% 2012	820	883
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,575	2,691
RBS Global, Inc. and Rexnord Corp. 8.875% 2016[1]	500	507
Kansas City Southern Railway Co. 9.50% 2008	685	721
Kansas City Southern Railway Co. 7.50% 2009	2,365	2,430
United Rentals (North America), Inc., Series B, 6.50% 2012	2,250	2,256
United Rentals (North America), Inc. 7.75% 2013	500	516
ACIH, Inc. 0%/11.50% 2012[1,5]	1,225	1,035
Atrium Companies, Inc., Term Loan B, 8.60% 2012[2,3]	1,500	1,500
Esterline Technologies Corp. 6.625% 2017[1]	2,000	2,020
RSC Equipment Rental, Second Lien Term Loan B, 8.85% 2013[2,3]	1,575	1,610
American Standard Inc. 8.25% 2009	1,500	1,585
Williams Scotsman, Inc. 8.50% 2015	1,425	1,500
Accuride Corp. 8.50% 2015	1,340	1,357
FTI Consulting, Inc. 7.625% 2013	1,000	1,042
Terex Corp. 7.375% 2014	1,000	1,035
Mobile Storage Group, Inc. 9.75% 2014[1]	700	744
		158,315

TELECOMMUNICATION SERVICES — 9.48%
American Tower Corp. 7.25% 2011	3,675	3,804
American Tower Corp. 7.125% 2012	8,115	8,399
American Tower Corp. 7.50% 2012	1,925	2,007
Intelsat, Ltd. 6.50% 2013	2,000	1,775
Intelsat (Bermuda), Ltd. 8.25% 2013	3,215	3,368
Intelsat (Bermuda), Ltd. 8.625% 2015	1,685	1,811
Intelsat Corp. 9.00% 2016[1]	2,200	2,434
Intelsat (Bermuda), Ltd. 9.25% 2016[1]	2,100	2,336
Intelsat (Bermuda), Ltd. 11.25% 2016[1]	500	570
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	1,000	1,066
American Cellular Corp., Series B, 10.00% 2011	399	424
Dobson Cellular Systems, Inc. 9.875% 2012	3,950	4,325
Dobson Communications Corp. 8.875% 2013	3,712	3,842
American Cellular Corp., Term Loan B, 7.35% 2014[2,3]	2,550	2,563
U S WEST Capital Funding, Inc. 6.375% 2008	250	253
Qwest Capital Funding, Inc. 7.00% 2009	2,250	2,289
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,739
Qwest Capital Funding, Inc. 7.25% 2011	3,850	3,961
Qwest Communications International Inc. 7.25% 2011	600	617
Qwest Communications International Inc., Series B, 7.50% 2014	2,000	2,070
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	1,140
Windstream Corp. 8.125% 2013	5,725	6,226
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,440	2,641
Windstream Corp. 8.625% 2016	1,875	2,060
Centennial Cellular Corp. 10.75% 2008	607	612
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,839
Centennial Communications Corp. 11.11% 2013[2]	2,950	3,120
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	3,450	3,579
Nextel Communications, Inc., Series E, 6.875% 2013	1,055	1,082
Nextel Communications, Inc., Series D, 7.375% 2015	6,750	6,988
Triton PCS, Inc. 8.50% 2013	6,625	6,857
Cricket Communications, Inc. 9.375% 2014[1]	5,150	5,485
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,260	2,350
Hawaiian Telcom Communications, Inc. 10.889% 2013[2]	1,725	1,760
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	425	468
Rogers Wireless Inc. 7.25% 2012	600	644
Rogers Wireless Inc. 7.50% 2015	3,175	3,457
Cincinnati Bell Inc. 7.25% 2013	3,325	3,466
Level 3 Financing, Inc. 9.25% 2014[1]	2,750	2,839
SBC Communications Inc. 4.125% 2009[7]	2,500	2,445
Digicel Group Ltd. 8.875% 2015[1]	2,250	2,188
Rural Cellular Corp. 9.75% 2010	1,250	1,294
Rural Cellular Corp. 11.11% 2012[2]	850	888
Orascom Telecom 7.875% 2014[1]	1,500	1,485
Millicom International Cellular SA 10.00% 2013	1,320	1,452
France Télécom 7.75% 2011[2]	1,000	1,090
NTELOS Inc., Term Loan B, 7.57% 2011[2,3]	980	988
		118,096

MATERIALS — 7.67%
Owens-Illinois, Inc. 8.10% 2007	500	503
Owens-Brockway Glass Container Inc. 8.875% 2009	391	401
Owens-Illinois, Inc. 7.50% 2010	1,275	1,300
Owens-Brockway Glass Container Inc. 7.75% 2011	3,350	3,476
Owens-Brockway Glass Container Inc. 8.75% 2012	1,525	1,613
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	513
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	$3,545	3,824
Freeport-McMoRan Copper & Gold Inc. 8.546% 2015[2]	1,500	1,581
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	1,390	1,506
Georgia Gulf Corp. 9.50% 2014[1]	5,555	5,361
Georgia Gulf Corp. 10.75% 2016[1]	1,600	1,544
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	525	528
Stone Container Corp. 8.375% 2012	1,430	1,441
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	3,650	3,559
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[1]	1,350	1,326
Nalco Co. 7.75% 2011	4,340	4,470
Nalco Co. 8.875% 2013	500	534
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[5]	1,900	1,681
Abitibi-Consolidated Co. of Canada 5.25% 2008	700	686
Abitibi-Consolidated Finance LP 7.875% 2009	767	772
Abitibi-Consolidated Inc. 8.55% 2010	680	692
Abitibi-Consolidated Inc. 7.75% 2011	525	504
Abitibi-Consolidated Co. of Canada 8.855% 2011[2]	475	460
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	393
Abitibi-Consolidated Co. of Canada 8.375% 2015	2,715	2,566
Building Materials Corp. of America 7.75% 2014	5,675	5,604
Plastipak Holdings, Inc. 8.50% 2015[1]	4,585	4,883
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	4,900	4,875
Momentive Performance Materials Inc. 9.75% 2014[1]	2,750	2,846
Momentive Performance Materials Inc. 11.50% 2016[1]	1,000	1,030
Graphic Packaging International, Inc. 8.50% 2011	3,500	3,657
Equistar Chemicals, LP 10.125% 2008	525	555
Lyondell Chemical Co. 10.50% 2013	2,350	2,585
JSG Funding PLC 9.625% 2012	561	599
JSG Funding PLC 7.75% 2015	€750	1,071
JSG Funding PLC 7.75% 2015	$1,000	1,025
FMG Finance Pty Ltd. 10.625% 2016[1]	2,250	2,599
Domtar Inc. 7.125% 2015	2,550	2,550
Rockwood Specialties Group, Inc. 7.50% 2014	1,500	1,530
Rockwood Specialties Group, Inc. 7.625% 2014	€700	978
Ainsworth Lumber Co. Ltd. 7.25% 2012	$500	371
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,725	1,907
United States Steel Corp. 9.75% 2010	2,103	2,219
Associated Materials Inc. 9.75% 2012	1,200	1,254
AMH Holdings, Inc. 0%/11.25% 2014[5]	1,250	884
Covalence Specialty Materials Corp. 10.25% 2016[1]	2,075	2,085
AEP Industries Inc. 7.875% 2013	1,665	1,707
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	1,275	1,260
Neenah Paper, Inc. 7.375% 2014	1,200	1,164
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	1,000	1,025
Vale Overseas Ltd. 6.25% 2017	1,000	1,024
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[5]	500	467
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	390	445
Allegheny Technologies, Inc. 8.375% 2011	750	810
Airgas, Inc. 6.25% 2014	750	746
Georgia-Pacific Corp., First Lien Term Loan B, 7.34% 2012[2,3]	593	596
		95,585

INFORMATION TECHNOLOGY — 5.30%
Hughes Communications, Inc. 9.50% 2014	9,150	9,676
Sanmina-SCI Corp., Term Loan B, 7.875% 2008[2,3]	125	126
Sanmina-SCI Corp. 8.125% 2016	9,350	8,836
NXP BV and NXP Funding LLC 7.875% 2014[1]	2,150	2,230
NXP BV and NXP Funding LLC 9.50% 2015[1]	4,825	5,006
Celestica Inc. 7.875% 2011	4,600	4,473
Celestica Inc. 7.625% 2013	2,250	2,115
SunGard Data Systems Inc. 9.125% 2013	5,984	6,448
Serena Software, Inc. 10.375% 2016	5,050	5,479
Sensata Technologies BV 8.25% 2014[2]	4,870	4,864
Xerox Corp. 7.125% 2010	3,565	3,763
Xerox Corp. 7.625% 2013	1,000	1,054
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	3,350	3,427
Electronic Data Systems Corp. 7.45% 2029	500	547
HowStuffWorks, Inc. 12.00% 2012, units[1,4,8]	3,200	3,200
Solectron Global Finance, LTD 8.00% 2016	1,500	1,504
Nortel Networks Ltd. 9.61% 2011[1,2]	1,250	1,344
Iron Mountain Inc. 7.75% 2015	1,060	1,086
Jabil Circuit, Inc. 5.875% 2010	875	871
		66,049

FINANCIALS — 5.28%
Ford Motor Credit Co. 5.80% 2009	1,000	981
Ford Motor Credit Co. 7.875% 2010	2,125	2,134
Ford Motor Credit Co. 9.75% 2010[1]	750	791
Ford Motor Credit Co. 7.375% 2011	1,425	1,403
Ford Motor Credit Co. 9.875% 2011[7]	2,000	2,120
Ford Motor Credit Co. 8.11% 2012[2]	3,300	3,230
TuranAlem Finance BV 7.875% 2010	1,500	1,541
TuranAlem Finance BV 7.75% 2013[1]	2,000	1,995
TuranAlem Finance BV 8.50% 2015	500	509
TuranAlem Finance BV 8.50% 2015[1]	260	265
TuranAlem Finance BV 8.25% 2037[1]	3,710	3,729
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	7,600	7,503
General Motors Acceptance Corp. 7.25% 2011	2,197	2,211
General Motors Acceptance Corp. 6.875% 2012	300	299
General Motors Acceptance Corp. 7.00% 2012	1,450	1,458
General Motors Acceptance Corp. 7.56% 2014[2]	1,650	1,672
E*TRADE Financial Corp. 8.00% 2011	900	952
E*TRADE Financial Corp. 7.375% 2013	225	236
E*TRADE Financial Corp. 7.875% 2015	3,935	4,265
Host Marriott, LP, Series M, 7.00% 2012	2,970	3,041
Host Marriott, LP, Series K, 7.125% 2013	1,125	1,156
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,150	1,173
Rouse Co. 3.625% 2009	615	589
Rouse Co. 7.20% 2012	695	727
Rouse Co. 5.375% 2013	390	369
Rouse Co. 6.75% 2013[1]	2,225	2,279
HSBC Finance Corp. 5.00% 2015	2,265	2,183
Kazkommerts International BV 8.50% 2013	500	531
Kazkommerts International BV 8.00% 2015	600	612
Kazkommerts International BV 7.50% 2016	1,000	972
HSBK (Europe) B.V. 7.75% 2013	1,690	1,781
HSBK (Europe) B.V. 7.75% 2013[1]	270	284
ILFC E-Capital Trust II 6.25% 2065[1,2,7]	2,000	2,050
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	1,500	1,467
Lazard Group LLC 7.125% 2015	1,190	1,256
Downey Financial Corp. 6.50% 2014	1,250	1,245
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	1,250	1,233
Standard Chartered PLC 6.409% (undated)[1,2]	1,200	1,186
PNC Funding Corp., Series I, 6.517% (undated)[1,2,7]	1,000	1,032
Resona Bank, Ltd. 5.85% (undated)[1,2]	1,000	997
UnumProvident Finance Co. PLC 6.85% 2015[1]	800	836
Chevy Chase Bank, FSB 6.875% 2013	500	527
Sovereign Capital Trust I 9.00% 2027	500	520
iStar Financial, Inc., Series B, 4.875% 2009	500	496
		65,836

ENERGY — 3.70%
Williams Companies, Inc. 6.375% 2010[1]	1,000	1,019
Williams Companies, Inc. 7.36% 2010[1,2]	1,500	1,558
Northwest Pipeline Corp. 8.125% 2010	1,375	1,438
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	175	184
Williams Partners LP 7.50% 2011[1]	3,825	4,074
Williams Companies, Inc. 8.125% 2012	1,900	2,076
Transcontinental Gas Pipe Line Corp. 6.40% 2016	100	104
Williams Partners LP 7.25% 2017[1]	1,525	1,620
Williams Companies, Inc. 7.875% 2021	250	276
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,060
Williams Companies, Inc. 8.75% 2032	1,800	2,083
Pogo Producing Co. 7.875% 2013	3,950	3,999
Pogo Producing Co. 6.625% 2015	450	441
Pogo Producing Co. 6.875% 2017	3,100	3,038
Newfield Exploration Co., Series B, 7.45% 2007	250	253
Newfield Exploration Co. 7.625% 2011	500	531
Newfield Exploration Co. 6.625% 2014	1,325	1,332
Newfield Exploration Co. 6.625% 2016	3,125	3,141
Drummond Co., Inc. 7.375% 2016[1]	5,070	4,893
Teekay Shipping Corp. 8.875% 2011	2,075	2,246
Encore Acquisition Co. 6.00% 2015	2,250	2,014
Premcor Refining Group Inc. 6.75% 2011	1,150	1,209
Premcor Refining Group Inc. 9.50% 2013	625	675
Enterprise Products Operating LP 8.375% 2066[2]	1,570	1,721
Massey Energy Co. 6.875% 2013	1,500	1,431
OPTI Canada Inc. 8.25% 2014[1]	1,200	1,254
Sabine Pass LNG, L.P. 7.25% 2013[1]	1,000	1,010
International Coal Group, Inc. 10.25% 2014	750	757
Peabody Energy Corp. 5.875% 2016	500	482
Ship Finance International Ltd. 8.50% 2013	200	206
		46,125

UTILITIES — 3.50%
Mission Energy Holding Co. 13.50% 2008	2,100	2,300
Edison Mission Energy 7.73% 2009	2,000	2,080
Edison Mission Energy 7.50% 2013	4,700	4,876
Edison Mission Energy 7.75% 2016	1,300	1,362
Midwest Generation, LLC, Series B, 8.56% 2016[3]	2,108	2,307
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	2,200	2,398
AES Corp. 9.50% 2009	396	424
AES Corp. 9.375% 2010	1,497	1,635
AES Corp. 8.75% 2013[1]	5,100	5,457
AES Gener SA 7.50% 2014	750	799
AES Red Oak, LLC, Series A, 8.54% 2019[3]	440	481
NRG Energy, Inc. 7.25% 2014	2,125	2,183
NRG Energy, Inc. 7.375% 2016	3,775	3,888
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	150	166
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	2,638	2,859
Sierra Pacific Resources 8.625% 2014	875	951
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	279
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	500	508
ISA Capital do Brasil SA 7.875% 2012[1]	2,225	2,281
ISA Capital do Brasil SA 8.80% 2017[1]	800	852
Cilcorp Inc. 8.70% 2009	2,000	2,050
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	1,367	1,335
PSEG Energy Holdings Inc. 8.625% 2008	1,176	1,204
Mirant Americas Generation, Inc. 8.30% 2011	950	978
		43,653

HEALTH CARE — 3.26%
HCA Inc., Term Loan B, 8.114% 2013[2,3]	7,631	7,707
HCA Inc. 9.125% 2014[1]	495	530
HCA Inc. 9.25% 2016[1]	1,640	1,773
HCA Inc. 9.625% 2016[1,4]	890	964
HealthSouth Corp. 11.354% 2014[1,2]	440	478
HealthSouth Corp. 10.75% 2016[1]	5,860	6,402
Tenet Healthcare Corp. 6.375% 2011	2,975	2,797
Tenet Healthcare Corp. 7.375% 2013	1,825	1,704
Tenet Healthcare Corp. 9.875% 2014	925	939
Tenet Healthcare Corp. 9.25% 2015	175	174
Warner Chilcott Corp. 8.75% 2015	5,187	5,433
Concentra Operating Corp. 9.50% 2010	4,155	4,404
Concentra Operating Corp. 9.125% 2012	225	241
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,485	1,574
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,410	1,558
Elan Corp., PLC 9.485% 2013[1,2]	1,500	1,530
Accellent Inc. 10.50% 2013	1,200	1,248
Mylan Laboratories Inc. 5.75% 2010	1,150	1,150
		40,606

CONSUMER STAPLES — 3.12%
SUPERVALU INC., Term Loan B, 6.84% 2012[2,3]	1,494	1,498
SUPERVALU INC. 7.50% 2012	540	572
Albertson’s, Inc. 7.25% 2013	1,260	1,308
Albertson’s, Inc. 8.00% 2031	3,575	3,661
Dole Food Co., Inc. 7.25% 2010	1,350	1,296
Dole Food Co., Inc. 8.875% 2011	4,888	4,851
Stater Bros. Holdings Inc. 8.855% 2010[2]	825	842
Stater Bros. Holdings Inc. 8.125% 2012	4,625	4,787
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	3,485	3,607
Vitamin Shoppe 12.86% 2012[2]	3,030	3,197
Yankee Acquisition 8.50% 2015[1]	1,475	1,501
Yankee Acquisition 9.75% 2017[1]	1,375	1,399
Rite Aid Corp. 6.125% 2008[1]	750	748
Rite Aid Corp. 7.50% 2015	300	301
Rite Aid Corp. 7.50% 2017	1,500	1,489
Spectrum Brands, Inc. 7.375% 2015	3,000	2,415
Jean Coutu Group (PJC) Inc. 7.625% 2012	125	133
Jean Coutu Group (PJC) Inc. 8.50% 2014	1,735	1,891
Elizabeth Arden, Inc. 7.75% 2014	1,165	1,194
Tyson Foods, Inc. 6.85% 2016[2]	1,000	1,042
Duane Reade Inc. 9.75% 2011	495	479
Ahold Finance U.S.A., Inc. 6.25% 2009	410	417
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[1,3,6]	244	212
		38,840

NON-U.S. GOVERNMENT BONDS & NOTES — 1.45%
Argentina (Republic of) 4.106% 2012[2,3]	1,625	1,158
Argentina (Republic of) 5.83% 2033[3,4,9]	ARS9,070	3,025
Argentina (Republic of) GDP-Linked 2035	$13,800	1,911
Argentina (Republic of) GDP-Linked 2035	ARS5,935	229
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP11,400	1,897
Egypt (Arab Republic of) Treasury Bill 0% 2007	2,825	472
Egypt (Arab Republic of) Treasury Bill 0% 2008	2,050	338
Egypt (Arab Republic of) 11.50% 2011	125	23
Panama (Republic of) Global 7.125% 2026	$310	336
Panama (Republic of) Global 9.375% 2029	130	174
Panama (Republic of) Global 6.70% 2036[3]	1,522	1,587
Colombia (Republic of) Global 10.75% 2013	500	623
Colombia (Republic of) Global 12.00% 2015	COP2,180,000	1,156
Indonesia (Republic of) 11.00% 2025	IDR14,490,000	1,655
Russian Federation 8.25% 2010[3]	$778	816
Russian Federation 8.25% 2010[1,3]	583	612
Brazil (Federal Republic of) Global 7.875% 2015	250	285
Brazil (Federal Republic of) Global 11.00% 2040	550	743
Dominican Republic 9.04% 2018[1,3]	683	791
Turkey (Republic of) 12.375% 2009	250	287
		18,118

MORTGAGE-BACKED OBLIGATIONS[3]— 1.31%
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1]	$5,970	$6,037
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1]	4,600	4,618
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1]	700	703
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1]	235	236
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1]	2,235	2,241
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1]	1,235	1,238
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1]	1,235	1,244
		16,317

MUNICIPALS — 0.07%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	745	797

Total bonds & notes (cost: $983,870,000)		1,011,573

Convertible securities — 0.89%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.73%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€2,593,000	3,528
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[1,4,8]	300	2,869
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	75,000	2,682
		9,079

UTILITIES — 0.16%
AES Trust VII 6.00% convertible preferred 2008	40,000	1,980

Total convertible securities (cost: $9,199,000)		11,059

Preferred stocks — 2.43%	Shares

FINANCIALS — 2.43%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	5,500,000	5,790
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	2,000,000	2,083
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	6,114,000	6,441
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,2]	5,370,000	5,541
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	160,000	4,620
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	2,000,000	2,094
Sumitomo Mitsui Banking Corp. 6.078%[1,2]	500,000	503
First Republic Capital Corp., Series A, 10.50%[1]	2,000	2,230
Fannie Mae, Series O, 7.015%[1,2]	20,000	1,055

Total preferred stocks (cost: $26,217,000)		30,357

Common stocks — 2.20%

INDUSTRIALS — 1.18%
DigitalGlobe Inc.[1,8,10]	3,677,578	14,710
Delta Air Lines, Inc.[10]	93,360	25
		14,735

UTILITIES — 0.44%
Drax Group PLC	350,248	5,427

TELECOMMUNICATION SERVICES — 0.37%
Sprint Nextel Corp., Series 1	127,382	2,415
Dobson Communications Corp., Class A10	237,211	2,038
American Tower Corp., Class A10	3,522	137
XO Holdings, Inc.[10]	651	3
		4,593

INFORMATION TECHNOLOGY — 0.05%
ZiLOG, Inc.[10]	153,000	684

FINANCIALS — 0.04%
Beverly Hills Bancorp Inc.	58,100	442

CONSUMER DISCRETIONARY — 0.03%
Radio One, Inc., Class D, nonvoting[10]	34,000	220
Radio One, Inc., Class A10	17,000	110
ACME Communications, Inc.[10]	13,100	75
		405

HEALTH CARE — 0.00%
Clarent Hospital Corp.[8,10]	80,522	8

MISCELLANEOUS — 0.09%
Other common stocks in initial period of acquisition		1,130

Total common stocks (cost: $12,436,000)		27,424

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	1,305	1
XO Holdings, Inc., Series B, warrants, expire 2010[10]	978	1
XO Holdings, Inc., Series C, warrants, expire 2010[10]	978	—
KMC Telecom Holdings, Inc., warrants, expire 2008[1,8,10]	9,500	0
GT Group Telecom Inc., warrants, expire 2010[1,8,10]	4,000	0

Total rights & warrants (cost: $428,000)		2

	Principal amount	Market value
Short-term securities — 12.45%	(000)	(000)

Abbott Laboratories 5.21%-5.23% due 4/5-4/17/2007[1]	$22,000	$21,970
U.S. Treasury Bills 5.148% due 4/12/2007	21,500	21,463
International Lease Finance Corp. 5.23% due 4/11/2007	19,900	19,868
Procter & Gamble International Funding S.C.A. 5.23% due 5/16/2007[1]	18,000	17,885
CAFCO, LLC 5.24%-5.26% due 4/9-4/16/2007[1]	17,700	17,669
CIT Group, Inc. 5.22% due 5/21/2007[1,7]	14,400	14,294
AT&T Inc. 5.24% due 4/10/2007[1]	11,000	10,984
Coca-Cola Co. 5.23% due 4/27/2007[1]	5,600	5,578
Atlantic Industries 5.22% due 5/11/2007[1]	5,000	4,970
Caterpillar Financial Services Corp. 5.20% due 4/16/2007	9,200	9,179
Hewlett-Packard Co. 5.25% due 4/24/2007[1]	8,400	8,371
Variable Funding Capital Corp. 5.245% due 5/9/2007[1]	2,900	2,884

Total short-term securities (cost: $155,108,000)		155,115

Total investment securities (cost: $1,187,258,000)		1,235,530
Other assets less liabilities		10,692

Net assets		$1,246,222

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $368,087,000, which represented 29.54% of the net assets of the fund.
2Coupon rate may change periodically.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5Step bond; coupon rate will increase at a later date.
6Scheduled interest and/or principal payment was not received.
7This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $21,914,000.
9Index-linked bond whose principal amount moves with a government retail price index.
10Security did not produce income during the last 12 months.

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$58,707
Gross unrealized depreciation on investment securities	(11,685)
Net unrealized appreciation on investment securities	47,022
Cost of investment securities for federal income tax purposes	1,188,508

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

March 31, 2007
unaudited

Bonds & notes — 93.21%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1]— 48.98%
Fannie Mae, Series 1998-M6, Class A-2, 6.32% 2008	$225	$227
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,140
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	7,250	7,062
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	1,282	1,276
Fannie Mae 12.00% 2015	64	73
Fannie Mae 5.00% 2017	4,874	4,816
Fannie Mae 5.50% 2017	2,752	2,765
Fannie Mae 9.00% 2018	28	31
Fannie Mae 10.00% 2018	124	138
Fannie Mae, Series 2001-4, Class GB, 10.337% 2018[2]	423	467
Fannie Mae 4.50% 2020	4,134	4,006
Fannie Mae 5.00% 2020	11,564	11,422
Fannie Mae 6.00% 2021	950	965
Fannie Mae 6.00% 2021	434	441
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	2,001	1,952
Fannie Mae, Series 2001-4, Class GA, 10.255% 2025[2]	165	184
Fannie Mae, Series 2001-4, Class NA, 11.897% 2025[2]	455	506
Fannie Mae 6.00% 2026	968	979
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	5,179	5,215
Fannie Mae 6.00% 2027	8,500	8,594
Fannie Mae 8.50% 2027	113	122
Fannie Mae 8.50% 2027	90	96
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	678	705
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	497	519
Fannie Mae 7.50% 2029	44	45
Fannie Mae 7.50% 2029	43	45
Fannie Mae 7.50% 2031	218	226
Fannie Mae 7.50% 2031	76	79
Fannie Mae 7.50% 2031	25	26
Fannie Mae 7.50% 2031	13	13
Fannie Mae, Series 2001-20, Class C, 12.067% 2031[2]	330	366
Fannie Mae 5.50% 2033	17,494	17,368
Fannie Mae 5.50% 2033	4,022	3,993
Fannie Mae 5.50% 2034	2,286	2,265
Fannie Mae 4.474% 2035[2]	2,021	1,996
Fannie Mae 4.50% 2035	13,643	12,824
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,733	1,687
Fannie Mae 5.00% 2035	5,933	5,738
Fannie Mae 5.50% 2035	13,475	13,353
Fannie Mae 5.50% 2035	1,960	1,944
Fannie Mae 6.50% 2035	1,371	1,411
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,010	1,530
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	1,402	1,089
Fannie Mae 5.00% 2036	4,819	4,657
Fannie Mae 5.00% 2036	982	949
Fannie Mae 5.50% 2036	4,029	3,987
Fannie Mae 5.573% 2036[2]	3,542	3,562
Fannie Mae 6.00% 2036	2,149	2,165
Fannie Mae 6.00% 2036	45	45
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,750	4,730
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,995	2,026
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	534	560
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	512	528
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	486	499
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	90	94
Freddie Mac 7.00% 2008	32	32
Freddie Mac 8.25% 2008	29	29
Freddie Mac 8.25% 2008	1	1
Freddie Mac 8.25% 2009	1	1
Freddie Mac 8.00% 2012	18	19
Freddie Mac 6.00% 2014	96	98
Freddie Mac 4.00% 2015	680	646
Freddie Mac 7.00% 2015	81	84
Freddie Mac, Series 2356, Class GD, 6.00% 2016	2,414	2,459
Freddie Mac 8.00% 2017	121	127
Freddie Mac 8.50% 2018	6	6
Freddie Mac 11.00% 2018	47	52
Freddie Mac, Series 1567, Class A, 4.528% 2023[2]	419	388
Freddie Mac 6.00% 2026	8,557	8,656
Freddie Mac 6.00% 2027	16,250	16,438
Freddie Mac 8.50% 2027	40	44
Freddie Mac 9.00% 2030	285	311
Freddie Mac 4.648% 2035[2]	3,783	3,739
Freddie Mac 5.00% 2035	3,731	3,608
Freddie Mac 5.00% 2035	1,934	1,871
Freddie Mac 5.00% 2035	1,809	1,750
Freddie Mac 5.50% 2035	917	908
Freddie Mac 5.50% 2035	905	896
Freddie Mac, Series 3061, Class PN, 5.50% 2035	672	677
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,969	1,472
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,936	1,453
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,936	1,932
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,940	1,974
Government National Mortgage Assn. 9.50% 2009	147	151
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	797	776
Government National Mortgage Assn. 9.50% 2020	185	208
Government National Mortgage Assn. 8.50% 2021	113	123
Government National Mortgage Assn. 8.50% 2022	125	136
Government National Mortgage Assn. 8.50% 2022	22	24
Government National Mortgage Assn. 8.50% 2022	14	15
Government National Mortgage Assn. 8.50% 2023	164	178
Government National Mortgage Assn. 5.00% 2036	4,665	4,525
Government National Mortgage Assn. 5.00% 2036	3,584	3,476
Government National Mortgage Assn. 5.50% 2036	17,799	17,683
Government National Mortgage Assn. 5.50% 2036	2,175	2,160
Government National Mortgage Assn. 5.50% 2036	1,100	1,093
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	2,139	2,097
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	4,592	4,501
CHL Mortgage Pass-Through Trust, Series 2004-J6, Class 3-A-1, 5.00% 2019	3,387	3,320
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	1,047	1,027
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	976
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	996
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,214	1,186
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	2,000	1,972
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	1,000	990
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	1,000	972
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,000	988
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	1,652	1,619
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	806	793
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	741	744
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.933% 2035[2]	1,943	1,937
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	1,101	1,099
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	1,577	1,585
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	865	867
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	4,344	4,221
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 2027[2,3]	545	547
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.737% 2027[2,3]	848	846
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.837% 2028[2,3]	444	448
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.314% 2033[2]	184	183
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	147	150
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3]	2,901	2,092
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	1,045
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	1,000	991
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.555% 2039[2]	500	508
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	1,000	996
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	4,693	4,743
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,739	2,850
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045[2]	1,500	1,505
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,000	979
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,250	1,239
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	500	492
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,000	1,009
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	1,052	1,031
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	806	802
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.335% 2033[2]	639	632
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[2]	537	532
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[2]	640	643
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	2,933	2,975
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	527	537
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043	2,500	2,444
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.338% 2044[2]	600	605
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,000	1,885
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	1,000	975
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	1,800	1,764
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	699	702
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	2,298	2,309
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	140	141
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	376	381
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	1,750	1,701
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	504	510
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	533
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	1,149	1,134
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	1,671	1,623
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	537	529
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	2,194	2,131
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	2,000	1,975
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	2,000	1,950
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,983	1,947
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[3]	190	191
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,550	1,611
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031	1,226	1,239
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	510
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3]	1,650	1,658
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	332	332
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,250	1,303
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,500	1,529
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	1,437	1,384
Residential Asset Mortgage Products, Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	1,250	1,238
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.535% 2040[2,3]	1,281	1,233
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	392	384
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	795	786
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,171	1,151
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	1,000	1,003
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	761	766
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	748	752
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	600	605
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.574% 2034[2]	562	557
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35% 2033[2]	546	545
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.58% 2035[2]	361	361
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	188	190
		328,952

U.S. TREASURY BONDS & NOTES — 25.10%
U.S. Treasury 5.75% 2010	13,000	13,490
U.S. Treasury 4.50% 2011	3,000	2,995
U.S. Treasury 4.625% 2011	4,000	4,013
U.S. Treasury 4.875% 2011[4]	6,250	6,331
U.S. Treasury 3.875% 2013	17,225	16,641
U.S. Treasury 4.25% 2013	42,250	41,537
U.S. Treasury 4.25% 2014	4,000	3,911
U.S. Treasury 11.25% 2015[4]	3,500	5,013
U.S. Treasury 7.50% 2016	10,250	12,460
U.S. Treasury 8.875% 2017	3,690	4,935
U.S. Treasury 8.125% 2019	15,695	20,504
U.S. Treasury 8.50% 2020	11,500	15,496
U.S. Treasury 7.875% 2021	750	974
U.S. Treasury 7.125% 2023	1,500	1,862
U.S. Treasury 5.375% 2031	7,000	7,464
U.S. Treasury 4.50% 2036	11,600	10,938
		168,564

FEDERAL AGENCY BONDS & NOTES — 9.80%
Fannie Mae 5.25% 2007	4,000	4,000
Fannie Mae 6.00% 2008	3,500	3,537
Fannie Mae 6.00% 2011	11,250	11,723
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	5,772	5,821
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	972	985
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	750	768
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	2,173	2,262
Small Business Administration, Series 2002-20J, 4.75% 2022[1]	1,796	1,773
Small Business Administration, Series 2002-20K, 5.08% 2022[1]	1,735	1,738
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	2,747	2,718
Small Business Administration, Series 2003-20J, 4.92% 2023[1]	2,234	2,218
Freddie Mac 6.625% 2009	3,075	3,201
Freddie Mac 4.50% 2014	8,000	7,807
Federal Home Loan Bank 3.75% 2007	5,410	5,379
Federal Home Loan Bank 5.20% 2008[2]	1,500	1,500
United States Agency for International Development, Republic of Egypt 4.45% 2015	3,250	3,144
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,099
Federal Agricultural Mortgage Corp. 4.25% 2008	1,000	989
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	2,000	1,999
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	2,045	2,083
		65,744

ASSET-BACKED OBLIGATIONS[1]— 8.42%
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[3]	113	111
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[3]	6,125	6,157
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	5,250	5,236
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	1,000	999
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	983
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,000	5,025
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	5,150	5,088
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	750	742
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	4,000	4,034
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[2]	1,307	1,281
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	3,000	2,970
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3]	2,650	2,609
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3]	2,317	2,233
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	2,125	2,083
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[3]	2,000	1,995
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	1,977	1,949
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,796
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[3]	1,000	994
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	750	736
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	1,550	1,549
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,482
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	1,450	1,449
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	1,000	1,006
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	1,000	1,000
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	950	958
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[3]	894	894
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	574	572
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	555	554
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[2]	110	110
		56,595

INDUSTRIALS — 0.64%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	2,347	2,475
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	1,201	1,199
General Electric Capital Corp., Series A, 6.75% 2032	550	625
		4,299

UTILITIES — 0.22%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[3]	1,500	1,517

ENERGY — 0.05%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	361	358

Total bonds & notes (cost: $623,569,000)		626,029

	Principal amount	Market value
Short-term securities — 6.45%	(000)	(000)

Pitney Bowes Inc. 5.25% due 4/3/2007[3]	$13,800	$13,794
AT&T Inc. 5.23% due 4/24/2007[3]	11,100	11,061
CAFCO, LLC 5.25% due 4/11/2007[3]	7,800	7,787
Clipper Receivables Co., LLC 5.25% due 4/2/2007[3]	7,200	7,198
CIT Group, Inc. 5.22% due 5/21/2007[3,4]	3,000	2,978
Three Pillars Funding, LLC 5.42% due 4/2/2007[3]	500	500

Total short-term securities (cost: $43,318,000)		43,318

Total investment securities (cost: $666,887,000)		669,347
Other assets less liabilities		2,271

Net assets		$671,618

1 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2 Coupon rate may change periodically.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $87,603,000, which represented 13.04% of the net assets of the fund.
4 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$4,781
Gross unrealized depreciation on investment securities	(2,321)
Net unrealized appreciation on investment securities	2,460
Cost of investment securities for federal income tax purposes	666,887

Cash Management Fund
Investment portfolio

March 31, 2007
unaudited

Short-term securities — 99.62%	Principal amount (000)	Market value (000)

CORPORATE SHORT-TERM NOTES — 90.47%
Caterpillar Financial Services Corp. 5.19%-5.23% due 4/2-6/7/2007	$10,700	$10,642
Bank of America Corp. 5.235% due 4/4/2007	5,500	5,497
Ranger Funding Co. LLC 5.26% due 5/3/2007[1]	5,000	4,976
UBS Finance (Delaware) LLC 5.245% due 4/2/2007	10,000	9,997
Triple-A One Funding Corp. 5.25% due 4/9/2007[1]	10,000	9,987
Canadian Imperial Holdings Inc. 5.23% due 4/10/2007	10,000	9,986
Kimberly-Clark Worldwide Inc. 5.20% due 4/10/2007[1]	10,000	9,986
Dexia Delaware LLC 5.24% due 4/10/2007	10,000	9,985
Old Line Funding, LLC 5.25% due 4/11/2007[1]	10,000	9,984
Variable Funding Capital Corp. 5.235%-5.24% due 4/3-4/23/2007[1]	10,000	9,981
Illinois Tool Works Inc. 5.19% due 4/16/2007	10,000	9,977
Toyota Credit de Puerto Rico Corp. 5.225% due 4/17/2007	10,000	9,975
Amsterdam Funding Corp. 5.25% due 4/17/2007[1]	10,000	9,975
American Express Credit Corp. 5.20% due 4/18/2007	10,000	9,974
Medtronic Inc. 5.22% due 4/19/2007[1]	10,000	9,972
Procter & Gamble International Funding S.C.A. 5.23% due 4/19/2007[1]	10,000	9,972
Stadshypotek Delaware Inc. 5.24% due 4/20/2007[1]	10,000	9,971
Hershey Co. 5.18% due 4/24/2007[1]	10,000	9,965
AT&T Inc. 5.24% due 4/25/2007[1]	10,000	9,964
Estée Lauder Companies Inc. 5.22% due 4/26/2007[1]	10,000	9,962
Clipper Receivables Co., LLC 5.25% due 4/27/2007[1]	10,000	9,961
BMW U.S. Capital LLC 5.19% due 5/2/2007[1]	10,000	9,954
Atlantic Industries 5.19% due 5/3/2007[1]	10,000	9,952
CAFCO, LLC 5.24% due 5/4/2007[1]	10,000	9,950
American Honda Finance Corp. 5.23% due 5/7/2007	10,000	9,946
Park Avenue Receivables Co., LLC 5.23% due 5/7/2007[1]	10,000	9,946
Electricité de France 5.23% due 5/9/2007	10,000	9,944
IBM Corp. 5.22% due 5/11/2007[1]	10,000	9,941
Wal-Mart Stores Inc. 5.21% due 5/14/2007[1]	10,000	9,936
ING (U.S.) Funding LLC 5.245% due 5/21/2007	10,000	9,926
United Technologies Corp. 5.22%-5.23% due 4/24-4/25/2007[1]	9,500	9,467
International Lease Finance Corp. 5.20%-5.22% due 4/26/2007	8,624	8,593
NetJets Inc. 5.20% due 4/12/2007[1]	8,500	8,485
Liberty Street Funding Corp. 5.26%-5.265% due 4/4/2007[1]	7,700	7,695
Chevron Funding Corp. 5.21% due 5/4/2007	6,700	6,667
HSBC Finance Corp. 5.21% due 4/5/2007	6,500	6,495
BASF AG 5.24%-5.25% due 4/2-5/22/2007[1]	6,300	6,286
Allied Irish Banks N.A. Inc. 5.24% due 4/2/2007[1]	5,500	5,498
Anheuser-Busch Cos. Inc. 5.17% due 5/7/2007[1]	5,400	5,371
CBA (Delaware) Finance Inc. 5.24% due 5/29/2007	5,200	5,156
Becton, Dickinson and Co. 5.20% due 4/5/2007	5,000	4,997
Brown-Forman Corp. 5.25% due 4/13/2007[1]	5,000	4,990
CIT Group, Inc. 5.24% due 4/20/2007[1]	5,000	4,985
McCormick & Co., Inc. 5.20% due 5/8/2007[1]	5,000	4,973
HBOS Treasury Services PLC 5.24% due 5/2/2007	4,800	4,778
Abbott Laboratories 5.19% due 4/3/2007[1]	4,300	4,298
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 4/3/2007	2,900	2,899
Bank of Ireland 5.235% due 5/2/2007[1]	2,900	2,887
		394,704

Federal agency discount notes — 6.86%
Federal Home Loan Bank 5.135%-5.16% due 4/13/2007	10,000	9,981
Freddie Mac 5.14% due 4/16/2007	10,000	9,977
Fannie Mae 5.17% due 4/25/2007	10,000	9,964
		29,922

Certificates of deposit — 2.29%
Union Bank of California, N.A. 5.27% due 5/16/2007	10,000	10,000

Total short-term securities (cost: $434,622,000)		434,626

Total investment securities (cost: $434,622,000)		434,626
Other assets less liabilities		1,662

Net assets		$436,288

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $249,270,000, which represented 57.13% of the net assets of the fund.

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$4
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	4
Cost of investment securities for federal income tax purposes	434,622

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series and the American Funds. This and other important information is contained in the prospectus for the insurance series and the funds, which can be obtained from a financial adviser and should be read carefully before investing.

American Funds Insurance Series serves as the underlying investment for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can only be purchased through insurance products. This material is not an offer of the funds.

MFGEFP-995-0507O-S6892

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: May 29, 2007

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: May 29, 2007